Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (95.2%)
Agency Adjustable Rate Mortgage (0.0%) (a)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.08%, 7/1/45 (b)	$24	$25

Agency Fixed Rate Mortgages (17.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 11/1/49	1,103	1,142
3.00%, 11/1/49 – 12/1/49	789	811
3.50%, 8/1/49	385	399
4.00%, 4/1/49 – 11/1/49	1,608	1,689
4.50%, 2/1/49	694	747
Gold Pools:
3.00%, 3/1/47 – 6/1/49	1,790	1,885
3.50%, 1/1/44 – 4/1/49	1,091	1,175
4.00%, 6/1/44 – 1/1/48	510	552
5.41%, 7/1/37 – 8/1/37	11	13
5.44%, 1/1/37 – 2/1/38	48	54
5.46%, 5/1/37 – 1/1/38	41	45
5.48%, 8/1/37	11	12
5.50%, 8/1/37 – 4/1/38	57	63
5.52%, 10/1/37	5	6
5.62%, 12/1/36 – 8/1/37	57	64
6.00%, 10/1/36 – 8/1/38	86	100
6.50%, 12/1/25 – 8/1/33	65	73
7.00%, 6/1/28 – 11/1/31	27	28
Federal National Mortgage Association,
Conventional Pools:
2.50%, 10/1/49 – 2/1/50	1,786	1,843
3.00%, 6/1/40 – 1/1/50	5,155	5,345
3.50%, 8/1/45 – 1/1/51	7,518	7,905
4.00%, 11/1/41 – 9/1/49	4,096	4,406
4.50%, 3/1/41 – 8/1/49	1,805	1,954
5.00%, 3/1/41	121	138
5.50%, 6/1/35 – 1/1/37	41	48
5.62%, 12/1/36	19	20
6.50%, 4/1/24 – 1/1/34	587	658
7.00%, 5/1/28 – 12/1/33	93	100
9.50%, 4/1/30	35	39
July TBA:
1.50%, 7/1/36 – 7/1/51(c)	24,900	25,062
3.00%, 7/1/51 (c)	20,525	21,396
September TBA:
2.00%, 9/1/51 (c)	26,850	27,004
2.50%, 9/1/51 (c)	59,075	60,859
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/49	1,238	1,315
4.00%, 8/20/41 – 11/20/49	4,637	4,925
4.50%, 4/20/49 – 7/20/49	659	699
5.00%, 12/20/48 – 2/20/49	70	74
6.50%, 5/15/40	336	393
		173,041

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Asset-Backed Securities (13.5%)
AASET 2018-2 US Ltd.,
4.45%, 11/18/38 (d)	3,288	3,257
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 0.69%, 4/25/34 (b)	622	617
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 1.27%, 1/15/32 (b)(d)	3,600	3,602
Ajax Mortgage Loan Trust,
1.70%, 5/25/59(d)	2,166	2,193
2.24%, 6/25/66(d)	2,297	2,294
American Homes 4 Rent Trust,
6.07%, 10/17/52 (d)	601	678
AMSR Trust,
2.77%, 1/19/39 (d)	3,100	3,258
Aqua Finance Trust,
3.47%, 7/16/40 (d)	900	948
Avant Loans Funding Trust,
4.65%, 4/15/26 (d)	850	854
BCMSC Trust,
7.51%, 1/15/29 (b)	1,375	1,337
Blackbird Capital Aircraft,
2.44%, 7/15/46 (d)(e)	1,570	1,570
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (d)	724	707
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(d)	1,403	1,472
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (b)(d)	3,850	3,851
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (d)	362	363
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26(d)	2,000	2,048
4.66%, 7/15/26(d)	1,000	1,024
5.21%, 7/15/25(d)	848	863
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	19	15
CWABS Asset-Backed Certificates Trust,
1 Month USD LIBOR + 1.58%, 1.67%, 12/25/34 (b)	3,680	3,686
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (d)	909	940
Fair Square Issuance Trust,
2.90%, 9/20/24 (d)	900	910
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (d)	822	816
FCI Funding LLC,
3.63%, 2/18/31 (d)	165	167
Foundation Finance Trust,
3.86%, 11/15/34 (d)	435	449
Freed ABS Trust,
3.19%, 11/18/26(d)	2,000	2,024
3.87%, 6/18/26(d)	223	225
4.52%, 6/18/27(d)	123	124
4.61%, 10/20/25(d)	478	481
GAIA Aviation Ltd.,
7.00%, 12/15/44 (d)	1,332	1,088

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

GCI Funding I LLC,
2.82%, 10/18/45 (d)		933	950
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29(d)		875	884
Class A2
3.21%, 1/22/29 (d)		3,290	3,333
Goodgreen Trust,
5.53%, 4/15/55(d)		2,640	2,730
5.74%, 10/15/56(d)		3,541	3,644
Home Partners of America Trust,
1 Month USD LIBOR + 1.45%, 1.53%, 7/17/37 (b)(d)		2,200	2,206
JOL Air Ltd.,
4.95%, 4/15/44 (d)		241	231
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (d)		438	432
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (d)		962	964
MAPS Ltd.,
4.21%, 5/15/43 (d)		530	531
METAL LLC,
4.58%, 10/15/42 (d)		623	558
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (d)		809	826
Nationstar HECM Loan Trust,
2.82%, 9/25/30 (b)(d)		775	778
Navistar Financial Dealer Note Master Trust,
1 Month USD LIBOR + 2.90%, 2.99%, 7/25/25 (b)(d)		1,300	1,315
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (d)		4,594	4,690
Newday Funding Master Issuer PLC,
SOFR + 1.10%, 1.11%, 3/15/29 (b)(d)		4,150	4,168
NewDay Funding PLC,
1 Month GBP LIBOR + 2.10%, 2.16%, 8/15/26 (b)(d)	GBP	500	692
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 2.70%, 2/25/44 (b)(d)		$483	476
NRZ Excess Spread-Collateralized Notes,
4.69%, 5/25/23 (d)		161	161
NYCTL Trust,
2.19%, 11/10/32 (d)		752	757
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 0.00%, 7/20/34 (b)(d)		5,225	5,236
Oxford Finance Funding LLC,
3.10%, 2/15/28(d)		1,000	1,030
5.44%, 2/15/27(d)		521	538
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 3.09%, 3/25/26 (b)(d)		3,900	3,921
PNMAC FMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 2.44%, 4/25/23 (b)(d)		1,050	1,046
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 2.74%, 8/25/25(b)(d)		1,400	1,400
1 Month USD LIBOR + 2.85%, 2.94%, 2/25/23(b)(d)		500	501
Progress Residential Trust,
2.31%, 5/17/38 (d)		650	654
Prosper Marketplace Issuance Trust,
3.20%, 2/17/26(d)		1,150	1,159
3.59%, 7/15/25(d)		678	680
5.50%, 10/15/24(d)		750	750
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (d)		2,278	2,184

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

RCO V Mortgage LLC,
3.47%, 11/25/24 (d)		1,741	1,747
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 2.75%, 12/27/44 (b)(d)		701	672
Republic Finance Issuance Trust,
3.43%, 11/22/27 (d)		1,100	1,112
3.54%, 11/20/30 (d)		1,385	1,427
3.93%, 11/22/27 (d)		500	510
S-Jets Ltd.,
3.97%, 8/15/42(d)		3,316	3,287
7.02%, 8/15/42(d)		1,056	816
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 0.00%, 7/20/34 (b)(d)		4,900	4,914
SFS Asset Securitization LLC,
4.24%, 6/10/25 (d)		2,137	2,141
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39(b)	EUR	1,927	2,264
3 Month EURIBOR + 0.55%, 0.01%, 1/25/40(b)		1,900	2,172
Small Business Lending Trust,
2.85%, 7/15/26 (d)		$56	56
Small Business Origination Loan Trust,
3.86%, 12/15/27	GBP	751	1,031
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27(d)		$323	327
4.02%, 8/25/27(d)		157	159
Sprite Ltd.,
4.25%, 12/15/37 (d)		507	505
START Ireland,
4.09%, 3/15/44 (d)		333	337
Start Ltd.,
4.09%, 5/15/43 (d)		3,412	3,436
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (d)		984	956
Tricon American Homes Trust,
5.10%, 1/17/36(d)		3,500	3,620
5.15%, 9/17/34(d)		1,200	1,216
Upstart Securitization Trust,
3.73%, 9/20/29 (d)		1,700	1,724
VCAT LLC,
3.67%, 8/25/50 (d)		1,353	1,361
Verizon Owner Trust,
0.41%, 4/21/25		6,620	6,632
1.94%, 4/22/24		1,700	1,724
			135,432
Collateralized Mortgage Obligations - Agency Collateral Series (1.5%)
Federal Home Loan Mortgage Corporation,
IO
2.83%, 8/25/48 (b)		5,484	1,121
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.44%, 12/25/26(b)(d)		93	93
1 Month USD LIBOR + 5.05%, 5.14%, 7/25/23(b)		99	101
1 Month USD LIBOR + 5.25%, 5.34%, 7/25/26(b)(d)		46	47
IO
0.46%, 11/25/27 (b)		23,672	476
2.72%, 1/25/49 (b)		4,091	842
2.75%, 1/25/49 – 2/25/49(b)		26,722	5,671

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

2.82%, 9/25/48 (b)	16,800	3,581
3.20%, 4/25/39 (b)	3,200	1,070
3.57%, 10/25/38 (b)	3,500	1,271
IO REMIC
6.00% - 1 Month USD LIBOR ,5.93%, 11/15/43 (b)	631	107
IO STRIPS
7.50%, 12/15/29	17	3
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	50	7
IO REMIC
6.00%, 7/25/33	41	4
IO STRIPS
6.50%, 9/25/29 – 12/25/29	221	28
8.00%, 4/25/24	16	—	@
8.50%, 10/25/25	16	1
9.00%, 11/25/26	16	1
REMIC
7.00%, 9/25/32	133	159
Government National Mortgage Association,
IO
5.00%, 2/16/41	120	22
IO PAC
6.15% - 1 Month USD LIBOR ,6.06%, 10/20/41 (b)	176	3
		14,608
Commercial Mortgage-Backed Securities (5.7%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 2.42%, 9/15/36 (b)(d)	1,400	1,396
BANK 2019-BNK21,
IO
0.99%, 10/17/52 (b)	14,914	891
BANK 2020-BNK30,
3.02%, 12/15/53 (b)	4,200	3,949
Benchmark Mortgage Trust,
3.76%, 7/15/53(d)	2,000	2,053
IO
0.99%, 9/15/48 (b)(d)	31,000	1,351
BF Mortgage Trust,
1 Month USD LIBOR + 1.70%, 1.77%, 12/15/35 (b)(d)	2,500	2,510
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.07%, 11/15/34 (b)(d)	1,150	1,049
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 1.93%, 11/15/31 (b)(d)	565	554
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41(b)(d)	1,100	871
IO
0.93%, 11/10/48 (b)	2,384	64
1.03%, 9/10/58 (b)	4,466	141
Commercial Mortgage Trust,
3.51%, 8/15/57(b)(d)	1,400	1,369
IO
0.09%, 7/10/45 (b)	10,417	9
0.89%, 10/10/47 (b)	2,899	54
1.17%, 7/15/47 (b)	2,798	71
CSMC Commercial Mortgage Trust,
Class A
1 Month USD LIBOR + 3.00%, 3.25%, 12/15/35 (b)(d)	5,275	5,376

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

CSWF Commercial Mortgage Trust,
1 Month USD LIBOR + 1.57%, 1.64%, 6/15/34 (b)(d)	3,350	3,346
DROP Mortgage Trust,
1 Month USD LIBOR + 1.15%, 1.22%, 4/15/26 (b)(d)	3,525	3,544
GS Mortgage Securities Trust,
4.90%, 8/10/46 (b)(d)	500	494
IO
0.85%, 9/10/47 (b)	4,865	97
1.38%, 10/10/48 (b)	4,837	207
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.30%, 2.37%, 1/15/33 (b)(d)	579	582
Jackson Park Trust LIC,
3.35%, 10/14/39 (b)(d)	1,700	1,600
JP Morgan Chase Commercial Mortgage Securities Corp.,
1 Month USD LIBOR + 2.45%, 2.52%, 4/15/38 (b)(d)	2,400	2,412
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.65%, 4/15/46 (b)	6,956	63
0.81%, 12/15/49 (b)	4,094	96
1.01%, 7/15/47 (b)	5,623	96
JPMBB Commercial Mortgage Securities Trust,
4.82%, 4/15/47 (b)(d)	775	781
IO
1.13%, 8/15/47 (b)	3,508	92
Manhattan West Mortgage Trust,
2.41%, 9/10/39 (b)(d)	1,500	1,492
MFT Mortgage Trust,
3.39%, 8/10/40 (b)(d)	1,000	1,035
MFT Trust,
3.59%, 2/10/42 (b)(d)	800	778
MKT Mortgage Trust,
3.04%, 2/12/40 (b)(d)	1,000	919
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.79%, 10/15/49 (b)(d)	403	403
1 Month USD LIBOR + 1.95%, 2.04%, 3/25/50 (b)(d)	2,342	2,352
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.27%, 7/15/36 (b)(d)	2,300	2,302
4.27%, 5/15/39(b)(d)	2,300	2,315
4.46%, 1/15/43 (b)(d)	800	828
4.56%, 2/15/39 (b)(d)	1,941	1,847
Olympic Tower Mortgage Trust,
3.57%, 5/10/39 (d)	2,900	3,144
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37 (b)(d)	1,900	1,918
4.66%, 2/15/41 (b)(d)	1,250	1,149
SLG Office Trust,
IO
0.26%, 7/15/41 (b)(d)	34,800	749
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 1.81%, 2/15/37 (b)(d)	900	899
WFRBS Commercial Mortgage Trust,
4.28%, 5/15/45 (b)(d)	425	420
		57,668

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Corporate Bonds (32.8%)
Finance (11.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23	1,150	1,221
Aflac, Inc.,
4.75%, 1/15/49	500	661
Air Lease Corp.,
2.30%, 2/1/25	1,325	1,371
American International Group, Inc.,
4.50%, 7/16/44	1,075	1,307
Anthem, Inc.,
2.25%, 5/15/30	1,325	1,338
Aon Corp.,
2.80%, 5/15/30	1,750	1,839
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (d)	875	851
AvalonBay Communities, Inc.,
2.95%, 5/11/26	375	405
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (d)	2,650	2,730
Banco Santander Chile,
2.70%, 1/10/25 (d)	1,125	1,176
Banco Santander SA,
5.18%, 11/19/25	600	686
Bank of America Corp.,
2.69%, 4/22/32	800	824
3.25%, 10/21/27	2,300	2,497
3.31%, 4/22/42	600	636
MTN
4.00%, 1/22/25	1,055	1,158
Series N
2.65%, 3/11/32	6,825	7,016
Bank of Montreal,
3.80%, 12/15/32	2,700	2,980
Belrose Funding Trust,
2.33%, 8/15/30 (d)	1,225	1,203
BNP Paribas SA,
2.82%, 11/19/25 – 1/26/41(d)	1,450	1,447
4.40%, 8/14/28 (d)	1,050	1,212
BPCE SA,
5.15%, 7/21/24 (d)	2,750	3,065
Brookfield Finance LLC,
3.45%, 4/15/50	1,350	1,397
Brown & Brown, Inc.,
2.38%, 3/15/31	900	900
4.20%, 9/15/24	1,150	1,262
Chubb INA Holdings, Inc.,
1.38%, 9/15/30	2,275	2,166
Citigroup, Inc.,
1.16%, 5/1/32	2,500	2,547
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	1,054
Credit Agricole SA,
3.25%, 10/4/24 (d)	725	778
Credit Suisse Group AG,
1.56%, 9/11/25 (d)	4,800	4,997
Danske Bank A/S,
5.00%, 1/12/23 (d)	350	358
Deutsche Bank AG,
3.95%, 2/27/23	850	893
GA Global Funding Trust,
1.00%, 4/8/24 (d)	1,875	1,880
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,965	2,358

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Global Atlantic Fin Co.,
4.70%, 10/15/51 (d)(e)	2,220	2,225
Goldman Sachs Group, Inc. (The),
1.99%, 1/27/32	150	146
2.62%, 4/22/32	3,275	3,348
MTN
4.80%, 7/8/44	625	817
Grupo Aval Ltd.,
4.38%, 2/4/30 (d)	770	762
Howard Hughes Corp. (The),
4.38%, 2/1/31 (d)	1,480	1,478
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,519
Intercontinental Exchange, Inc.,
1.85%, 9/15/32	2,675	2,544
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	675
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.25%, 6/3/26 (d)	1,325	1,391
JPMorgan Chase & Co.,
1.95%, 2/4/32	3,450	3,353
4.13%, 12/15/26	3,225	3,651
Kimco Realty Corp.,
3.70%, 10/1/49	1,050	1,133
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	274
4.38%, 3/22/28	1,525	1,753
Macquarie Bank Ltd.,
2.30%, 1/22/25 (d)	1,700	1,775
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	1,554	2,104
MassMutual Global Funding II,
3.40%, 3/8/26 (d)	1,040	1,144
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (d)	1,300	1,399
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	965	1,024
Nationwide Building Society,
3.96%, 7/18/30 (d)	1,200	1,348
4.30%, 3/8/29 (d)	1,550	1,752
4.36%, 8/1/24 (d)	500	537
Natwest Group PLC,
3.88%, 9/12/23	875	935
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (d)	970	973
Pine Street Trust I,
4.57%, 2/15/29 (d)	575	660
Progressive Corp. (The),
3.20%, 3/26/30	250	275
4.00%, 3/1/29	575	661
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
3.88%, 3/1/31 (d)	1,350	1,362
Realty Income Corp.,
0.75%, 3/15/26	1,602	1,571
Santander UK Group Holdings PLC,
3.57%, 1/10/23	2,400	2,439
Societe Generale SA,
2.63%, 1/22/25 (d)	1,625	1,696
Standard Chartered PLC,
2.68%, 6/29/32 (d)	225	226
4.64%, 4/1/31 (d)	276	323

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

SVB Financial Group,
1.80%, 2/2/31	2,900	2,778
Travelers Cos., Inc. (The),
3.75%, 5/15/46	800	937
USAA Capital Corp.,
2.13%, 5/1/30 (d)	350	354
Wells Fargo & Co.,
2.88%, 10/30/30	1,150	1,219
Westpac Banking Corp.,
2.67%, 11/15/35	775	763
		110,537
Industrials (20.3%)
7-Eleven, Inc.,
1.80%, 2/10/31 (d)	2,500	2,393
AbbVie, Inc.,
4.25%, 11/21/49	850	1,020
Adobe, Inc.,
2.30%, 2/1/30	1,975	2,059
Akamai Technologies, Inc.,
0.38%, 9/1/27	925	1,075
Alibaba Group Holding Ltd.,
2.13%, 2/9/31	825	812
Altria Group, Inc.,
3.40%, 2/4/41	2,225	2,126
Amazon.com, Inc.,
2.70%, 6/3/60	1,075	1,033
American Airlines Inc/AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29 (d)	1,590	1,721
Amgen, Inc.,
3.15%, 2/21/40	1,100	1,148
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	650	724
4.60%, 4/15/48	2,683	3,282
Apple, Inc.,
2.65%, 5/11/50	2,050	2,017
Arches Buyer, Inc.,
4.25%, 6/1/28 (d)	1,550	1,535
AT&T, Inc.,
2.55%, 12/1/33 (d)	1,725	1,711
3.50%, 9/15/53 (d)	200	201
3.55%, 9/15/55 (d)	3,175	3,190
Baidu, Inc.,
1.72%, 4/9/26	1,450	1,465
BAT Capital Corp.,
3.56%, 8/15/27	2,100	2,250
Boeing Co. (The),
2.95%, 2/1/30	650	666
3.25%, 2/1/35	225	228
3.95%, 8/1/59	350	367
Booking Holdings, Inc.,
0.90%, 9/15/21	950	1,034
BP Capital Markets PLC,
4.38%, 6/22/25 (f)	700	747
4.88%, 3/22/30 (f)	700	770
Burlington Northern Santa Fe LLC,
3.30%, 9/15/51	850	930

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32	1,200	1,155
3.50%, 6/1/41	900	908
3.85%, 4/1/61	2,150	2,115
Children's Health System of Texas,
2.51%, 8/15/50	800	745
Cigna Corp.,
2.38%, 3/15/31	1,975	2,005
3.40%, 3/15/51	625	654
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	560
Coca-Cola Femsa SAB de CV,
2.75%, 1/22/30	1,600	1,668
Comcast Corp.,
1.95%, 1/15/31	3,725	3,676
2.80%, 1/15/51	1,875	1,807
Conagra Brands, Inc.,
1.38%, 11/1/27	3,075	3,003
CVS Health Corp.,
1.88%, 2/28/31	2,555	2,480
5.13%, 7/20/45	425	554
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	400	470
6.02%, 6/15/26	1,475	1,772
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	1,050	1,112
Dexcom, Inc.,
0.25%, 11/15/25	1,175	1,233
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (d)(g)	700	345
Diamondback Energy, Inc.,
3.25%, 12/1/26	1,750	1,877
Duke University,
Series 2020
2.83%, 10/1/55	1,600	1,665
eBay, Inc.,
3.65%, 5/10/51	1,550	1,647
Enbridge, Inc.,
2.50%, 1/15/25 – 8/1/33	3,950	4,003
Energy Transfer LP,
2.90%, 5/15/25	1,575	1,658
3.90%, 7/15/26	750	820
Enterprise Products Operating LLC,
4.20%, 1/31/50	875	1,011
Equinix, Inc.,
1.00%, 9/15/25	2,500	2,485
Exxon Mobil Corp.,
3.45%, 4/15/51	950	1,036
Fiserv, Inc.,
2.65%, 6/1/30	500	518
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	490	514
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	200	204
4.39%, 1/8/26	800	865
Fortive Corp.,
0.88%, 2/15/22	1,044	1,052

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Fox Corp.,
5.58%, 1/25/49		925	1,252
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (d)		3,050	3,086
General Motors Co.,
6.60%, 4/1/36		200	275
General Motors Financial Co., Inc.,
3.85%, 1/5/28		800	881
4.35%, 1/17/27		1,825	2,054
Georgia-Pacific LLC,
2.30%, 4/30/30 (d)(g)		1,525	1,560
Gilead Sciences, Inc.,
2.80%, 10/1/50		700	676
Glencore Funding LLC,
4.13%, 3/12/24 (d)		2,375	2,562
Global Payments, Inc.,
1.20%, 3/1/26		1,075	1,066
GLP Capital LP/GLP Financing II, Inc.,
5.38%, 4/15/26		1,250	1,442
Grifols SA,
2.25%, 11/15/27 (d)	EUR	800	967
GSK Finance No 3 PLC,
0.00%, 6/22/23 (d)		1,500	1,512
HCA, Inc.,
5.25%, 6/15/49		$1,900	2,427
Heathrow Funding Ltd.,
4.88%, 7/15/23 (d)		525	526
Hyundai Capital America,
1.80%, 1/10/28 (d)		2,650	2,631
Imperial Brands Finance PLC,
3.13%, 7/26/24 (d)		1,000	1,053
J2 Global, Inc.,
1.75%, 11/1/26 (d)		825	1,055
Jazz Investments I Ltd.,
1.88%, 8/15/21		1,000	1,005
Johns Hopkins University,
Series A
2.81%, 1/1/60		1,170	1,181
Kimberly-Clark de Mexico SAB de CV,
2.43%, 7/1/31 (d)		1,375	1,366
Las Vegas Sands Corp.,
3.20%, 8/8/24		850	893
Level 3 Financing, Inc.,
3.40%, 3/1/27 (d)		1,275	1,356
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (d)		1,570	1,652
LYB International Finance III LLC,
4.20%, 5/1/50		550	635
MARB BondCo PLC,
3.95%, 1/29/31 (d)		2,720	2,626
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22		915	1,095
Masco Corp.,
2.00%, 2/15/31		1,675	1,637
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48		1,175	1,478
MDC Partners, Inc.,
7.50%, 5/1/24 (d)(h)		2,450	2,484

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Microsoft Corp.,
2.53%, 6/1/50	650	640
2.92%, 3/17/52	100	106
Midwest Connector Capital Co. LLC,
3.63%, 4/1/22 (d)(g)	400	407
NBN Co. Ltd.,
2.63%, 5/5/31 (d)	2,400	2,461
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (d)	2,550	2,656
Newmont Corp.,
2.25%, 10/1/30	1,150	1,148
NIKE, Inc.,
2.85%, 3/27/30	1,225	1,333
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (d)	2,400	2,504
NOVA Chemicals Corp.,
4.25%, 5/15/29 (d)	2,075	2,098
NTT Finance Corp.,
1.59%, 4/3/28 (d)	3,900	3,893
NuStar Logistics LP,
6.38%, 10/1/30	2,350	2,603
NVIDIA Corp.,
2.85%, 4/1/30	1,250	1,354
Occidental Petroleum Corp.,
3.20%, 8/15/26	10	10
3.50%, 8/15/29	2,600	2,613
ONEOK, Inc.,
3.10%, 3/15/30	1,625	1,701
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (d)	1,470	1,491
Oracle Corp.,
2.50%, 4/1/25	1,900	1,997
3.95%, 3/25/51	1,475	1,612
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (d)	2,800	2,908
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (d)	2,125	2,167
Ross Stores, Inc.,
0.88%, 4/15/26	2,100	2,058
Royalty Pharma PLC,
3.55%, 9/2/50 (d)	925	922
Saudi Arabian Oil Co.,
3.25%, 11/24/50 (d)	960	935
SBA Communications Corp.,
3.13%, 2/1/29 (d)	1,610	1,556
Seattle Children's Hospital,
Series 2021
2.72%, 10/1/50	2,750	2,710
Shell International Finance BV,
3.13%, 11/7/49	450	466
Sherwin-Williams Co. (The),
2.30%, 5/15/30	925	937
2.95%, 8/15/29	625	671
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (d)	2,050	2,155
Silgan Holdings, Inc.,
1.40%, 4/1/26 (d)	2,150	2,131
Splunk, Inc.,
1.13%, 6/15/27	1,200	1,175

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (d)		212	213
Standard Industries, Inc.,
2.25%, 11/21/26 (d)	EUR	575	680
Syngenta Finance N.V.,
4.89%, 4/24/25 (d)		$975	1,081
T-Mobile USA, Inc.,
2.25%, 11/15/31		1,700	1,683
3.60%, 11/15/60		650	663
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4.00%, 1/15/32 (d)		2,695	2,776
Telefonica Emisiones SA,
4.10%, 3/8/27		1,800	2,028
TOTAL SE,
Series FP
0.50%, 12/2/22		1,200	1,221
Trimble, Inc.,
4.15%, 6/15/23		1,150	1,223
TSMC Global Ltd.,
0.75%, 9/28/25 (d)		1,325	1,297
Twitter, Inc.,
1.00%, 9/15/21		1,433	1,463
Verizon Communications, Inc.,
1.50%, 9/18/30		350	335
2.65%, 11/20/40		2,050	1,976
2.99%, 10/30/56		2,550	2,401
3.40%, 3/22/41		275	291
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (d)		1,025	1,216
Vontier Corp.,
2.40%, 4/1/28 (d)		2,700	2,685
VTR Finance N.V.,
6.38%, 7/15/28 (d)		1,050	1,117
Walmart, Inc.,
2.95%, 9/24/49		222	236
Walt Disney Co. (The),
2.75%, 9/1/49		2,491	2,464
3.50%, 5/13/40		375	419
Western Digital Corp.,
1.50%, 2/1/24 (g)		1,055	1,132
Williams Cos., Inc. (The),
4.85%, 3/1/48		475	579
Zynga, Inc.,
0.00%, 12/15/26 (d)		1,150	1,232
			204,383
Utilities (1.5%)
DTE Electric Co.,
2.95%, 3/1/50		350	359
Duke Energy Indiana LLC,
2.75%, 4/1/50		460	447
Enel Finance International N.V.,
3.63%, 5/25/27 (d)		1,800	1,979
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (d)		1,400	1,424
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (d)		1,380	1,469

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Mississippi Power Co.,
3.95%, 3/30/28		2,325	2,618
Northern States Power Co.,
2.90%, 3/1/50		1,400	1,435
NRG Energy, Inc.,
3.63%, 2/15/31 (d)		1,530	1,506
Pacific Gas and Electric Co.,
3.30%, 8/1/40		1,025	928
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31		975	992
Xcel Energy, Inc.,
2.60%, 12/1/29		1,850	1,925
			15,082
			330,002
Mortgages - Other (14.2%)
Adjustable Rate Mortgage Trust,
3.27%, 6/25/35 (b)		107	108
Ajax Mortgage Loan Trust,
2.35%, 9/25/65 (b)(d)		725	724
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 0.27%, 5/25/47 (b)		96	92
Asset Backed Trust,
2.24%, 6/25/61 (d)		2,900	2,900
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 0.74%, 7/25/46 (b)		132	101
6.36%, 10/25/36		450	202
Banc of America Funding Trust,
5.25%, 7/25/37		31	31
Bear Stearns ARM Trust,
2.70%, 2/25/34 (b)		601	613
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (b)(d)		2,270	2,313
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(d)		1,878	1,800
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (b)(d)		1,927	1,952
Cascade Funding Mortgage Trust,
1.94%, 9/25/50 (b)(d)		4,322	4,288
2.91%, 2/25/31 (b)(d)		3,800	3,790
3.73%, 6/25/36 (b)(d)		3,825	3,825
4.00%, 10/25/68 (b)(d)		1,885	1,930
ChaseFlex Trust,
6.00%, 2/25/37		621	354
Classic RMBS Trust,
3.06%, 8/16/49 (d)	CAD	343	284
Credit Suisse Mortgage Trust,
4.32%, 4/15/23		$3,578	3,598
CSMC Trust,
3.89%, 12/15/23		3,300	3,317
E-MAC BV,
3 Month EURIBOR + 0.18%, 1.72%, 7/25/36 (b)	EUR	436	512
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.26%, 10/17/40 (b)		700	834
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.03%, 6/13/45 (b)	GBP	620	859
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.58%, 7/15/47 (b)		209	292

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 2.35%, 2.44%, 4/25/30 (b)		$932	954
3.00%, 7/25/46 – 5/25/47		1,540	1,542
3.50%, 5/25/45 – 5/25/47		697	704
3.87%, 5/25/45 (b)(d)		11	11
4.00%, 5/25/45		21	22
1 Month USD LIBOR + 5.15%, 5.24%, 10/25/29 (b)		300	326
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (b)(d)		1,900	1,901
4.45%, 1/25/26 (b)(d)		3,500	3,526
5.07%, 5/25/24 (b)(d)		3,600	3,625
Grifonas Finance No. 1 PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (b)	EUR	333	389
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.28%, 1/19/38 (b)		$360	347
Headlands Residential LLC,
3.97%, 6/25/24 (d)		500	502
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	417	460
JP Morgan Mortgage Trust,
2.98%, 6/25/37 (b)		$82	73
6.00%, 6/25/37		41	47
L1C 2020-1 LLC,
5.29%, 8/25/51 (d)		1,600	1,606
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.06%, 6/17/38 (b)	EUR	756	885
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (d)		$3,409	3,435
Lehman Mortgage Trust,
6.50%, 9/25/37		635	297
LHOME Mortgage Trust,
3.23%, 10/25/24 (d)		675	680
4.58%, 10/25/23 (d)		201	201
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 0.81%, 2/25/55 (b)(d)		2,215	2,217
1 Month USD LIBOR + 1.30%, 1.39%, 11/25/53 (b)(d)		2,000	2,004
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(d)		633	670
Newgate Funding PLC,
3 Month GBP LIBOR + 0.16%, 0.24%, 12/15/50 (b)	GBP	1,347	1,803
NRPL Trust,
4.25%, 7/25/67 (d)		$826	829
NYMT Loan Trust,
2.94%, 10/25/60 (b)(d)		1,773	1,785
3.96%, 6/25/25 (d)		3,434	3,451
OBX Trust,
3.50%, 10/25/59 – 2/25/60 (b)(d)		1,195	1,226
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 1.00%, 3/12/61 (b)(d)		887	887
Preston Ridge Partners LLC,
2.86%, 9/25/25 (d)		2,539	2,555
3.50%, 10/25/24 (b)(d)		1,551	1,561
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(d)		5,172	5,237
RMF Buyout Issuance Trust,
1.71%, 6/25/30 (b)(d)		1,502	1,507
2.15%, 6/25/30 (b)(d)		750	754
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 – 5/25/60		15,735	16,718
4.00%, 7/25/56 (b)		450	455
4.00%, 8/25/56 (b)(d)		1,000	1,038

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

4.00%, 8/25/58 – 2/25/59		1,760	1,935
4.25%, 8/25/59 – 11/25/60(b)(d)		6,550	6,846
4.50%,6/25/57		1,702	1,892
4.75%, 7/25/56 – 6/25/57(b)(d)		1,408	1,479
4.75%, 10/25/58(b)		1,300	1,378
Stratton Mortgage Funding PLC,
2.15%,5/25/51	GBP	2,500	3,473
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 1.94%, 5/25/47 (b)(d)		$1,485	1,341
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	1,600	1,644
Toorak Mortgage Corp. Ltd.,
3.72%,9/25/22		$2,000	2,027
Towd Point HE Trust,
0.92%, 2/25/63 (b)(d)		5,159	5,163
Towd Point Mortgage Funding PLC,
SONIA 3 Month IR + 1.80%, 1.85%, 7/20/44(b)	GBP	1,800	2,472
2.40%,2/20/54		2,400	3,335
TVC Mortgage Trust,
3.47%, 9/25/24 (d)		$850	857
Vista Point Securitization Trust,
1.76%, 3/25/65 (b)(d)		2,154	2,177
VOLT XCIII LLC,
1.89%, 2/27/51 (d)		2,385	2,385
VOLT XCIV LLC,
2.24%, 2/27/51 (d)		2,950	2,955
			142,308
Municipal Bonds (0.5%)
Chicago O’Hare International Airport,IL,
O'Hare International Airport Revenue Series 2010B
6.40%,1/1/40		255	387
City of New York, NY,
Series G-1
5.97%,3/1/36		270	381
Illinois State Toll Highway Authority,IL,
Highway Revenue, Build America Bonds Series A
6.18%,1/1/34		477	669
New York City Transitional Finance Authority Future Tax Secured Revenue,
Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%,5/1/27		320	387
Onondaga Civic Development Corp., NY,
3.07%,12/1/55		2,925	2,820
			4,644
Sovereign (5.8%)
Australia Government Bond,
3.25%,4/21/25	AUD	10,500	8,683
Brazil Notas do Tesouro Nacional, Series F,
10.00%,1/1/25	BRL	12,400	2,631
Croatia Government International Bond,
1.50%,6/17/31	EUR	1,307	1,618
Dominican Republic International Bond,
4.88%, 9/23/32(d)		$410	423
5.88%, 1/30/60(d)		2,310	2,308
Ecuador Government International Bond,
0.50%, 7/31/40 (d)(h)		261	163

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Egypt Government Bond,
13.77%, 1/5/24	EGP	16,300	1,033
Egypt Government International Bond,
6.38%, 4/11/31 (d)	EUR	2,025	2,510
7.50%, 2/16/61 (d)		$290	273
8.15%, 11/20/59 (d)		210	211
8.88%, 5/29/50 (d)		410	443
Export-Import Bank of India,
3.25%, 1/15/30 (d)		670	682
3.88%, 2/1/28 (d)		505	548
Honduras Government International Bond,
5.63%, 6/24/30 (d)		350	368
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (d)	EUR	6,166	7,764
Ivory Coast Government International Bond,
4.88%, 1/30/32 (d)		1,360	1,615
Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	74,500	3,948
Mexico Government International Bond,
3.25%, 4/16/30 (g)		$750	776
3.75%, 4/19/71		850	779
Morocco Government International Bond,
4.00%, 12/15/50 (d)		790	735
Nigeria Government International Bond,
9.25%, 1/21/49 (d)		2,270	2,594
North Macedonia Government International Bond,
1.63%, 3/10/28 (d)	EUR	940	1,102
Pertamina Persero PT,
6.50%, 11/7/48 (d)		$1,325	1,760
Petroleos Mexicanos,
6.50%, 1/23/29		525	541
6.84%, 1/23/30		570	588
6.88%, 10/16/25 (d)(g)		840	931
6.95%, 1/28/60		350	310
7.69%, 1/23/50		536	517
Qatar Government International Bond,
5.10%, 4/23/48 (d)		1,480	1,968
Republic of Italy Government International Bond,
0.88%, 5/6/24		2,330	2,324
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	22,750	1,512
8.25%, 3/31/32		59,630	3,818
Republic of Uzbekistan Bond,
3.70%, 11/25/30 (d)		$840	839
Senegal Government International Bond,
6.25%, 5/23/33 (d)		705	745
Serbia International Bond,
1.65%, 3/3/33 (d)	EUR	800	930
			57,990
Supranational (0.1%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (d)		590	736
4.70%, 10/22/31 (d)		$1,240	1,345
			2,081

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

U.S. Treasury Security (1.5%)
U.S. Treasury Bond,
2.25%, 8/15/46	15,000	15,514

Variable Rate Senior Loan Interests (2.4%)
American Airlines, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 1.75%, 1.85%, 6/27/25 (b)	980	942
American Builders & Contractors Supply Co., Inc.,
2019 Term Loan
1 Month USD LIBOR + 2.00%, 2.10%, 1/15/27 (b)	995	989
Asurion LLC,
2020 Term Loan B8
1 Month USD LIBOR + 3.25%, 3.35%, 12/23/26 (b)	995	985
Bausch Health Companies Inc.,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.10%, 6/2/25 (b)	943	940
BWAY Holding Co.,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 3.35%, 4/3/24 (b)	982	960
Carrols Restaurant Group, Inc.,
Term Loan B
1 Month USD LIBOR + 3.25%, 3.35%, 4/30/26 (b)	410	406
CenturyLink, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 2.25%, 2.35%, 3/15/27 (b)	992	980
Chemours Co. (The),
2018 USD Term Loan B
1 Month USD LIBOR + 1.75%, 1.86%, 4/3/25 (b)	985	976
Core & Main LP,
2017 Term Loan B
3 Month USD LIBOR + 2.75%, 3.75%, 8/1/24 (b)	985	986
CPG International, Inc.,
2017 Term Loan
3 Month USD LIBOR + 2.50%, 3.25%, 5/5/24 (b)	218	218
Creative Artists Agency, LLC,
2019 Term Loan B
1 Month USD LIBOR + 3.75%, 3.85%, 11/26/26 (b)	945	943
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 1.85%, 8/12/26 (b)	985	980
Froneri International Ltd.,
2020 USD Term Loan
1 Month USD LIBOR + 2.25%, 2.35%, 1/29/27 (b)	992	979
Grifols Worldwide Operations USA, Inc.,
USD 2019 Term Loan B
1 Week USD LIBOR + 2.00%, 2.09%, 11/15/27 (b)	985	976
Level 3 Financing, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 1.85%, 3/1/27 (b)	1,000	986
Lions Gate Capital Holdings LLC,
2018 Term Loan B
3 Month USD LIBOR + 2.25%, 2.35%, 3/24/25 (b)	981	977
Medallion Midland Acquisition, LLC,
1st Lien Term Loan
3 Month USD LIBOR + 3.25%, 4.25%, 10/30/24 (b)	788	784
Scientific Games International, Inc.,
2018 Term Loan B5
3 Month USD LIBOR + 2.75%, 0.00%, 8/14/24 (b)	995	989

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Surf Holdings LLC,
USD Term Loan
3 Month USD LIBOR + 3.50%, 3.63%, 3/5/27 (b)	743	739
Surgery Center Holdings, Inc.,
2021 Term Loan
3 Month USD LIBOR + 3.75%, 4.50%, 8/31/26 (b)	985	990
TransDigm, Inc.,
2020 Term Loan F
1 Month USD LIBOR + 2.25%, 2.35%, 12/9/25 (b)	995	981
Univision Communications, Inc.,
2020 Replacement Term Loan
1 Month USD LIBOR + 3.75%, 4.75%, 3/15/26 (b)	904	908
US Foods, Inc.,
2019 Term Loan B
3 Month USD LIBOR + 2.00%, 2.10%, 9/13/26 (b)	995	982
Verifone Systems, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 4.00%, 4.15%, 8/20/25 (b)	985	970
Virgin Media Bristol LLC,
USD Term Loan N
1 Month USD LIBOR + 2.50%, 2.57%, 1/31/28 (b)	1,000	992
Ziggo Financing Partnership,
USD Term Loan I
1 Month USD LIBOR + 2.50%, 2.57%, 4/30/28 (b)	1,500	1,486
		24,044
Total Fixed Income Securities (Cost $942,485)		957,357

	Shares
Short-Term Investments (16.7%)
Investment Company (15.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (154,796)	154,795,507	154,796
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $4,222)	4,221,725	4,222

	Face Amount (000)
U.S. Treasury Securities (0.9%)
U.S. Treasury Bills,
0.01%, 8/19/21 (k)	$5,000	5,000
0.03%, 11/4/21 (k)	4,518	4,517
Total U.S. Treasury Securities (Cost $9517)		9,517
Total Short-Term Investments (Cost $168,536)		168,535
Total Investments (111.9%) (Cost $1,111,021) Including $4,483 of Securities Loaned (l)(m)(n)		1,125,892
Liabilities in Excess of Other Assets (-11.9%)		(120,140)
Net Assets (100.0%)		$1,005,752

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

(a)	Amount is less than 0.05%.
(b)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Security is subject to delayed delivery.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	When-issued security.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.
(g)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2021, were approximately $4,483,000 and $4,554,000, respectively. The Fund received cash collateral of approximately $4,222,000 and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $332,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(h)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(i)	Unsettled Position. The contract rate does not take effect until settlement date.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by approximately $112,000 relating to the Fund's investment in the Liquidity Funds.
(k)	Rate shown is the yield to maturity at June 30, 2021.
(l)	Securities are available for collateral in connection with purchase on a forward commitment basis, when-issued security, open foreign currency forward exchange contracts and futures contracts.
(m)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,947,000 and the aggregate gross unrealized depreciation is approximately $9,093,000, resulting in net unrealized appreciation of approximately $16,854,000.
(n)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.
CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	2,230	EUR	2,035	8/20/21	$73
Bank of America NA		$2,427	EUR	2,040	8/20/21	(6)
Bank of America NA		$2,487	EUR	2,035	8/20/21	(71)
Barclays Bank PLC	BRL	13,963		$2,629	8/20/21	(162)
Barclays Bank PLC		$24	GBP	17	8/20/21	(1)
BNP Paribas SA	EUR	—@	$	—@	8/20/21	—@
BNP Paribas SA	EUR	2,104		$2,496	8/20/21	(2)
BNP Paribas SA	EUR	3,804		$4,626	8/20/21	111
BNP Paribas SA	NOK	10,791		$1,307	8/20/21	53
BNP Paribas SA	NOK	10,791		$1,268	8/20/21	15
BNP Paribas SA		$137	CAD	168	8/20/21	(1)
BNP Paribas SA		$2,401	KRW	2,709,025	8/20/21	4
Citibank NA		$2,491	BRL	12,420	8/20/21	(9)
Citibank NA		$2,487	RUB	181,585	8/20/21	(22)
Goldman Sachs International	CAD	722		$598	8/20/21	16
Goldman Sachs International	ZAR	75,822		$5,325	8/20/21	47
JPMorgan Chase Bank NA	EUR	4,067		$4,863	8/20/21	36
JPMorgan Chase Bank NA	EUR	14,965		$18,303	8/20/21	541
JPMorgan Chase Bank NA	GBP	1,829		$2,524	8/20/21	(6)
JPMorgan Chase Bank NA	GBP	7,277		$10,307	8/20/21	239
JPMorgan Chase Bank NA		$178	CAD	215	8/20/21	(5)
JPMorgan Chase Bank NA		$2,632	CNY	17,030	8/20/21	(5)
JPMorgan Chase Bank NA		$119	EUR	99	8/20/21	(1)
JPMorgan Chase Bank NA		$20	EUR	17	8/20/21	(1)
JPMorgan Chase Bank NA		$1,149	GBP	823	8/20/21	(10)
JPMorgan Chase Bank NA		$19	GBP	13	8/20/21	(—@ )
JPMorgan Chase Bank NA		$2,241	MXN	44,658	8/20/21	(14)
UBS AG	AUD	11,679		$9,090	8/20/21	329
UBS AG	MXN	29,340		$1,466	8/20/21	3
UBS AG		$146	MXN	2,919	8/20/21	(—@ )
UBS AG		$5,107	NOK	42,308	8/20/21	(192)
UBS AG		$2,326	ZAR	31,792	8/20/21	(113)
JPMorgan Chase Bank NA		$2,502	HUF	737,980	8/23/21	(14)
						$832

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)		Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	416	Sep-21	$83,200		$91,653	$(143)
U.S. Treasury 5 yr. Note	597	Sep-21	59,700		73,688	(211)
U.S. Treasury Long Bond	106	Sep-21	10,600		17,039	340
U.S. Treasury Ultra Bond	237	Sep-21	23,700		45,667	1,643

Short:
German Euro OAT	69	Sep-21	(6,900)	EUR	(13,012)	(56)
German Euro 30 yr. Bond	4	Sep-21	(400)		(964)	(16)
German Euro BTP	32	Sep-21	(3,200)		(5,745)	(52)
German Euro Bund	15	Sep-21	(1,500)		(3,070)	(19)
U.S. Treasury 10 yr. Note	138	Sep-21	(13,800)		$(18,285)	(57)
U.S. Treasury Ultra Long Bond	136	Sep-21	(13,600)		(20,020)	(211)
UK Long Gilt Bond	36	Sep-21	(3,600)	EUR	(6,379)	(67)
						$1,151

@		Value is less than $500.
OAT		Obligations Assimilables du Trésor (Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Chinese Yuan Renminbi
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	18.2%
Agency Fixed Rate Mortgages	15.4
Short-Term Investments	14.7
Mortgages - Other	12.7
Asset-Backed Securities	12.1
Finance	9.9
Other**	6.7
Sovereign	5.2
Commercial Mortgage-Backed Securities	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $295,522,000 and net unrealized appreciation of approximately $1,151,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $832,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.1%)
Corporate Bonds (97.1%)
Finance (33.7%)
Aflac, Inc.
4.75%, 1/15/49	$150	$198
Air Lease Corp.,
2.88%, 1/15/26	150	158
3.75%, 6/1/26	450	493
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33	325	308
Allstate Corp. (The)
1.45%, 12/15/30	550	527
Ally Financial, Inc.
8.00%, 11/1/31	550	791
American International Group, Inc.,
3.88%, 1/15/35	350	397
3.90%, 4/1/26	450	502
Anthem, Inc.,
2.25%, 5/15/30	350	354
2.38%, 1/15/25	275	288
Aon Corp.
2.80%, 5/15/30	500	525
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (a)	300	292
Aviation Capital Group LLC
4.38%, 1/30/24 (b)	475	510
Avolon Holdings Funding Ltd.
2.88%, 2/15/25	550	567
Banco de Credito del Peru
2.70%, 1/11/25	325	337
Banco Santander Chile
2.70%, 1/10/25	425	444
Bank of America Corp.,
Series N
2.65%, 3/11/32	950	977
2.69%, 4/22/32	1,575	1,621
3.25%, 10/21/27	475	516
3.31%, 4/22/42	1,550	1,642
6.11%, 1/29/37	200	274
Barclays PLC
2.85%, 5/7/26	1,225	1,295
Belrose Funding Trust
2.33%, 8/15/30	475	466
BNP Paribas SA,
2.82%, 1/26/41 (b)	275	260
4.40%, 8/14/28	850	981
BPCE SA,
1.65%, 10/6/26	625	628
5.15%, 7/21/24	1,025	1,143
Brown & Brown, Inc.
2.38%, 3/15/31 (b)	1,000	1,001
Charles Schwab Corp. (The)
1.65%, 3/11/31	700	680
Chubb INA Holdings, Inc.
1.38%, 9/15/30	1,050	1,000
Citigroup, Inc.,
1.68%, 5/15/24	375	383
2.56%, 5/1/32	2,500	2,547

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Commerzbank AG
8.13%, 9/19/23	550	627
Commonwealth Bank of Australia
3.31%, 3/11/41	725	739
Credit Agricole SA
4.13%, 1/10/27	250	282
Credit Suisse Group AG
2.59%, 9/11/25	675	703
Deutsche Bank AG
3.70%, 5/30/24	100	107
Digital Realty Trust LP
4.45%, 7/15/28	475	551
Discover Financial Services
3.95%, 11/6/24	625	682
Duke Realty LP
1.75%, 7/1/30	775	745
Equitable Financial Life Global Funding,
1.40%, 8/27/27	375	369
1.75%, 11/15/30	725	696
Fairfax Financial Holdings Ltd.
3.38%, 3/3/31	975	1,017
Federal Realty Investment Trust
3.63%, 8/1/46	225	234
Five Corners Funding Trust II
2.85%, 5/15/30	475	501
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	486	583
Global Atlantic Fin Co.,
4.40%, 10/15/29	1,775	1,963
4.70%, 10/15/51 (c)	420	421
Goldman Sachs Group, Inc. (The),
1.99%, 1/27/32	75	73
2.62%, 4/22/32	2,250	2,300
MTN
4.80%, 7/8/44	275	360
Grupo Aval Ltd.
4.38%, 2/4/30	625	619
High Street Funding Trust I
4.11%, 2/15/28 (b)	850	961
HSBC Holdings PLC,
1.59%, 5/24/27	850	852
3.97%, 5/22/30	300	336
4.38%, 11/23/26	625	705
ING Groep N.V.
4.63%, 1/6/26	1,000	1,142
Intercontinental Exchange, Inc.
1.85%, 9/15/32	950	903
Itau Unibanco Holding SA
2.90%, 1/24/23	850	870
JPMorgan Chase & Co.
1.95%, 2/4/32	5,200	5,054
JPMorgan Chase Bank NA
0.00%, 8/7/22	200	266
Kilroy Realty LP,
2.50%, 11/15/32	200	198
3.05%, 2/15/30	150	156
Kimco Realty Corp.
3.70%, 10/1/49	275	297
LeasePlan Corp.
2.88%, 10/24/24	675	709

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Lloyds Banking Group PLC
3.57%, 11/7/28	700	766
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	675	914
MDGH - GMTN BV
4.50%, 11/7/28	425	496
National Australia Bank Ltd.
2.33%, 8/21/30	850	826
National Securities Clearing Corp.
1.50%, 4/23/25	450	459
Nationwide Building Society
4.30%, 3/8/29	275	311
Omega Healthcare Investors, Inc.
3.25%, 4/15/33	700	699
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30	390	391
Pine Street Trust I
4.57%, 2/15/29	375	430
Progressive Corp. (The)
3.20%, 3/26/30	150	165
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.88%, 3/1/31	290	293
Realty Income Corp.
0.75%, 3/15/26	662	649
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	629
Shinhan Bank Co., Ltd.
4.00%, 4/23/29	600	672
Shinhan Financial Group Co. Ltd.
1.35%, 1/10/26	460	460
Societe Generale SA,
2.63%, 1/22/25	625	652
2.89%, 6/9/32	200	203
Standard Chartered PLC
0.99%, 1/12/25	1,350	1,347
Sumitomo Mitsui Financial Group, Inc.
2.45%, 9/27/24	900	945
SVB Financial Group
1.80%, 2/2/31	1,475	1,413
UnitedHealth Group, Inc.
3.25%, 5/15/51	700	748
USAA Capital Corp.
2.13%, 5/1/30	210	212
Wells Fargo & Co.,
2.19%, 4/30/26	200	208
2.88%, 10/30/30	1,750	1,855
3.07%, 4/30/41	525	539
Westpac Banking Corp.
2.67%, 11/15/35	225	222
		64,630
Industrials (55.2%)
7-Eleven, Inc.
1.80%, 2/10/31	750	718
AbbVie, Inc.
4.25%, 11/21/49	1,025	1,230
Activision Blizzard, Inc.
2.50%, 9/15/50	425	382
Adobe, Inc.
2.30%, 2/1/30	525	547

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Agilent Technologies, Inc.
2.30%, 3/12/31		500	500
Air Products and Chemicals, Inc.
2.80%, 5/15/50		325	326
Akamai Technologies, Inc.
0.38%, 9/1/27		344	400
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 2/15/29		312	346
Alibaba Group Holding Ltd.
2.70%, 2/9/41		240	231
Alphabet, Inc.
1.10%, 8/15/30		475	451
Altria Group, Inc.
3.40%, 2/4/41		1,100	1,051
Amazon.com, Inc.,
2.50%, 6/3/50		200	189
2.70%, 6/3/60		750	721
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29		290	314
Amgen, Inc.
3.15%, 2/21/40		375	391
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/1/40		325	387
4.38%, 4/15/38		300	359
4.60%, 4/15/48		1,175	1,437
Apple, Inc.
2.65%, 5/11/50		1,100	1,083
AT&T, Inc.,
2.55%, 12/1/33		1,125	1,116
3.50%, 9/15/53		150	151
3.55%, 9/15/55		1,777	1,786
Automatic Data Processing, Inc.
1.25%, 9/1/30		850	812
Baidu, Inc.
1.72%, 4/9/26		450	455
BAT Capital Corp.,
2.73%, 3/25/31		625	618
3.56%, 8/15/27		675	723
3.73%, 9/25/40		250	245
Berry Global, Inc.,
1.57%, 1/15/26		400	401
4.88%, 7/15/26		413	438
Boeing Co. (The),
1.17%, 2/4/23		250	251
2.95%, 2/1/30		825	846
3.25%, 2/1/35		250	254
3.95%, 8/1/59		225	236
5.15%, 5/1/30		500	593
Booking Holdings, Inc.
0.90%, 9/15/21		225	245
Boston Scientific Corp.
2.65%, 6/1/30		650	673
BP Capital Markets America, Inc.
3.38%, 2/8/61		200	202
BP Capital Markets PLC,
Series BP
1.00%, 4/28/23	GBP	300	428
4.38%, 6/22/25 (d)		$500	534
4.88%, 3/22/30 (d)		775	853
Braskem Netherlands Finance BV
4.50%, 1/31/30		340	355

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Bristol-Myers Squibb Co.,
1.45%, 11/13/30	525	507
2.55%, 11/13/50 (b)	200	192
Broadcom, Inc.,
2.45%, 2/15/31	275	270
4.15%, 11/15/30	525	589
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51	250	261
3.30%, 9/15/51	650	711
4.55%, 9/1/44	185	237
Caterpillar, Inc.
3.25%, 9/19/49	225	249
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32	350	337
3.50%, 6/1/41	275	277
3.85%, 4/1/61	525	517
5.13%, 7/1/49	575	686
5.75%, 4/1/48	75	96
Cigna Corp.,
2.38%, 3/15/31	350	355
3.05%, 10/15/27	350	378
3.40%, 3/15/51	250	261
Cimarex Energy Co.,
3.90%, 5/15/27	475	524
4.38%, 3/15/29	425	484
Clorox Co. (The)
1.80%, 5/15/30	525	516
Coca-Cola Femsa SAB de CV
2.75%, 1/22/30	600	625
Comcast Corp.,
1.95%, 1/15/31	800	789
2.80%, 1/15/51	1,475	1,422
ConocoPhillips
4.88%, 10/1/47	375	495
CVS Health Corp.,
1.88%, 2/28/31	1,535	1,490
5.13%, 7/20/45	75	98
Daimler Finance North America LLC
3.30%, 5/19/25	575	621
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	125	147
6.02%, 6/15/26	975	1,171
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	450	476
Delta Air Lines, Inc.
3.63%, 3/15/22	475	482
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (b)	200	98
Diamondback Energy, Inc.,
3.13%, 3/24/31	600	622
3.25%, 12/1/26	800	858
Dollar General Corp.
4.13%, 4/3/50	325	382
DT Midstream, Inc.
4.13%, 6/15/29	190	193
DuPont de Nemours, Inc.
5.32%, 11/15/38	225	298
eBay, Inc.
3.65%, 5/10/51	600	637

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Embraer Netherlands Finance BV
5.40%, 2/1/27		330	352
Enbridge, Inc.,
2.50%, 8/1/33		675	677
3.13%, 11/15/29		150	161
Energy Transfer LP,
3.90%, 7/15/26		275	301
4.00%, 10/1/27		750	826
5.00%, 5/15/50		125	145
5.40%, 10/1/47		100	119
Enterprise Products Operating LLC
4.20%, 1/31/50		900	1,040
Equinix, Inc.,
1.55%, 3/15/28		600	590
2.95%, 9/15/51		475	454
Equinor ASA
3.70%, 4/6/50		150	173
Exxon Mobil Corp.
3.45%, 4/15/51		500	545
Ford Motor Credit Co., LLC
4.39%, 1/8/26		725	784
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23		475	509
Fox Corp.
5.58%, 1/25/49		350	474
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27		1,350	1,366
General Electric Co.
4.35%, 5/1/50		325	394
General Motors Co.,
6.60%, 4/1/36		325	447
6.75%, 4/1/46		150	217
General Motors Financial Co., Inc.,
3.85%, 1/5/28		475	523
4.35%, 1/17/27		175	197
Georgia-Pacific LLC
2.30%, 4/30/30		850	870
Gilead Sciences, Inc.
2.80%, 10/1/50		225	217
Glencore Funding LLC,
2.50%, 9/1/30		600	599
4.13%, 3/12/24		775	836
Global Payments, Inc.
2.90%, 5/15/30		400	417
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30		350	376
Grifols SA
2.25%, 11/15/27	EUR	200	242
HCA, Inc.,
3.50%, 7/15/51		$125	125
5.25%, 6/15/49		350	447
Home Depot, Inc. (The),
1.38%, 3/15/31		275	264
2.38%, 3/15/51		700	649
Hyundai Capital America,
2.38%, 2/10/23		500	513
3.00%, 2/10/27		1,375	1,458
Imperial Brands Finance PLC
3.13%, 7/26/24		1,000	1,053
Intel Corp.
3.25%, 11/15/49		150	160

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

International Business Machines Corp.,
2.85%, 5/15/40	700	713
2.95%, 5/15/50	325	328
International Flavors & Fragrances, Inc.,
1.83%, 10/15/27	125	125
2.30%, 11/1/30	375	373
Inversiones CMPC SA
3.85%, 1/13/30	200	214
J2 Global, Inc.
1.75%, 11/1/26	270	345
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33	470	484
John Deere Capital Corp.
2.45%, 1/9/30	475	501
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	400	386
Juniper Networks, Inc.
2.00%, 12/10/30	375	359
Keurig Dr Pepper, Inc.
3.35%, 3/15/51 (b)	500	526
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31	275	273
Kinder Morgan, Inc.
3.60%, 2/15/51	325	332
Las Vegas Sands Corp.
3.20%, 8/8/24	925	971
Level 3 Financing, Inc.
3.40%, 3/1/27	625	665
Marathon Petroleum Corp.
4.70%, 5/1/25	1,025	1,157
Marriott International, Inc.,
Series HH
2.85%, 4/15/31	375	381
Masco Corp.
2.00%, 2/15/31	775	758
Microsoft Corp.,
2.53%, 6/1/50	525	517
2.92%, 3/17/52	400	425
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (b)	375	381
MPLX LP
5.20%, 12/1/47	100	122
NBN Co. Ltd.
2.63%, 5/5/31	900	923
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (b)	1,125	1,172
Newmont Corp.
2.25%, 10/1/30	425	424
NIKE, Inc.
3.38%, 3/27/50	500	564
Nissan Motor Co. Ltd.
3.04%, 9/15/23	1,000	1,043
NOVA Chemicals Corp.
4.88%, 6/1/24	300	317
NTT Finance Corp.
1.59%, 4/3/28	1,300	1,298
NVIDIA Corp.
3.50%, 4/1/50	425	481
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 5/1/30	700	765

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Occidental Petroleum Corp.
3.50%, 8/15/29		200	201
ONEOK, Inc.
3.10%, 3/15/30		1,150	1,204
Ooredoo International Finance Ltd.
2.63%, 4/8/31		520	527
Oracle Corp.
3.95%, 3/25/51		1,275	1,393
PayPal Holdings, Inc.
2.30%, 6/1/30		759	786
POSCO
4.00%, 8/1/23		475	506
Prosus N.V.
3.68%, 1/21/30		775	829
Pure Storage, Inc.
0.13%, 4/15/23		310	325
Q-Park Holding I BV
1.50%, 3/1/25	EUR	150	172
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29		$500	519
Rockies Express Pipeline LLC
3.60%, 5/15/25		400	408
Royalty Pharma PLC,
2.20%, 9/2/30		400	393
3.55%, 9/2/50		350	349
Sabine Pass Liquefaction LLC
4.50%, 5/15/30		825	953
Saudi Arabian Oil Co.,
2.25%, 11/24/30		570	560
3.50%, 4/16/29		500	542
SBA Communications Corp.
3.13%, 2/1/29		320	309
Shell International Finance BV
3.13%, 11/7/49		450	466
Sherwin-Williams Co. (The)
2.30%, 5/15/30		375	380
Sigma Alimentos SA de CV
4.13%, 5/2/26		225	246
Silgan Holdings, Inc.
1.40%, 4/1/26		850	843
Sirius XM Radio, Inc.
4.00%, 7/15/28		290	299
Sodexo, Inc.
2.72%, 4/16/31		975	996
Spectra Energy Partners LP
4.50%, 3/15/45		150	176
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 3/20/25		375	403
5.15%, 9/20/29		550	634
Standard Industries, Inc.
2.25%, 11/21/26	EUR	100	118
Stryker Corp.
2.90%, 6/15/50		$325	326
Suncor Energy, Inc.
3.75%, 3/4/51		175	190
Syngenta Finance N.V.
4.89%, 4/24/25		300	333
T-Mobile USA, Inc.,
2.25%, 11/15/31		400	396
3.60%, 11/15/60		650	663

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Tencent Holdings Ltd.,
2.39%, 6/3/30	200	199
3.60%, 1/19/28	1,050	1,151
Transcontinental Gas Pipe Line Co. LLC
3.95%, 5/15/50	525	589
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28	400	447
Transurban Finance Co. Pty Ltd.
2.45%, 3/16/31	500	504
TSMC Global Ltd.
0.75%, 9/28/25	1,200	1,175
Twitter, Inc.
1.00%, 9/15/21	280	286
Union Pacific Corp.
2.97%, 9/16/62	425	410
Verizon Communications, Inc.,
1.50%, 9/18/30	1,025	981
2.65%, 11/20/40	525	506
2.99%, 10/30/56	1,107	1,042
3.40%, 3/22/41	300	318
Viatris, Inc.
1.65%, 6/22/25	500	506
Visa, Inc.
2.70%, 4/15/40	225	233
Volkswagen Group of America Finance LLC
1.25%, 11/24/25	775	771
Vontier Corp.
2.95%, 4/1/31	725	729
Walt Disney Co. (The),
2.75%, 9/1/49	759	751
3.50%, 5/13/40	450	503
Western Digital Corp.
1.50%, 2/1/24 (b)	350	376
Western Midstream Operating LP
4.35%, 2/1/25	375	397
Williams Cos., Inc. (The)
4.85%, 3/1/48	50	61
		105,852
Utilities (8.2%)
Ameren Illinois Co.
1.55%, 11/15/30	700	674
APT Pipelines Ltd.
4.20%, 3/23/25	300	329
Berkshire Hathaway Energy Co.
2.85%, 5/15/51	550	534
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30	250	289
Consorcio Transmantaro SA
4.70%, 4/16/34	400	444
Consumers Energy Co.,
2.50%, 5/1/60	325	294
3.50%, 8/1/51	175	199
DTE Electric Co.
3.95%, 3/1/49	450	546
Duke Energy Corp.
4.20%, 6/15/49	425	484
Duke Energy Indiana LLC
2.75%, 4/1/50	380	369

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Duke Energy Progress LLC
3.45%, 3/15/29	275	305
Entergy Arkansas LLC
3.50%, 4/1/26	458	504
Entergy Texas, Inc.
3.55%, 9/30/49	200	214
Georgia Power Co.,
Series A
3.25%, 3/15/51	425	430
Interstate Power and Light Co.,
2.30%, 6/1/30	550	559
3.50%, 9/30/49	175	190
Jersey Central Power & Light Co.
2.75%, 3/1/32	275	280
Mississippi Power Co.
3.95%, 3/30/28	575	648
NextEra Energy Capital Holdings, Inc.,
1.90%, 6/15/28	775	785
2.25%, 6/1/30	975	983
NiSource, Inc.,
1.70%, 2/15/31	500	473
2.95%, 9/1/29	400	424
Northern States Power Co.
2.90%, 3/1/50	475	487
NRG Energy, Inc.
3.63%, 2/15/31	300	295
Pacific Gas and Electric Co.
3.30%, 8/1/40	525	475
PacifiCorp
2.70%, 9/15/30 (b)	825	868
PECO Energy Co.
3.05%, 3/15/51	325	341
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	475	483
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	298
Southern California Edison Co.
4.00%, 4/1/47	250	263
Southern Co. (The)
4.40%, 7/1/46	475	559
Virginia Electric and Power Co.,
2.45%, 12/15/50	275	254
Series A
2.88%, 7/15/29	825	889
Xcel Energy, Inc.
2.60%, 12/1/29	450	468
		15,637
Total Fixed Income Securities (Cost $181,359)		186,119

	Shares
Short-Term Investments (4.5%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $2,999)	2,999,479	2,999
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $3,760)	3,760,243	3,760

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill
0.03%, 11/4/21 (f)(g) (Cost $1,865)	$1,865	1,865
Total Short-Term Investments (Cost $8,624)		8,624
Total Investments (101.6%) (Cost $189,983) Including $4,096 of Securities Loaned (h)(i)(j)		194,743
Liabilities in Excess of Other Assets (-1.6%)		(2,999)
Net Assets (100.0%)		$191,744

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2021, were approximately $4,096,000 and $4,170,000, respectively. The received cash collateral of approximately $3,760,000, which approximately was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $410,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	When-issued security.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at June 30, 2021.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, when-issued security and open futures contracts.
(i)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,775,000, and the aggregate gross unrealized depreciation is approximately $2,283,000 resulting in net unrealized appreciation of approximately $4,492,000.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.
MTN	Medium Term Note.

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$3	EUR	2	8/20/21	$	(—@	)
Barclays Bank PLC		$2	GBP	2	8/20/21		(—@	)
JPMorgan Chase Bank NA	EUR	441		$539	8/20/21		16
Royal Bank of Canada	EUR	1		$1	8/20/21		—@
JPMorgan Chase Bank NA	GBP	316		$448	8/20/21		10
							$26

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)		Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	65	Sep-21	$13,000		$14,321	$(27)
U.S. Treasury 5 yr. Note	77	Sep-21	7,700		9,504	(27)
U.S. Treasury Long Bond	105	Sep-21	10,500		16,879	444
U.S. Treasury Ultra Bond	2	Sep-21	200		385	2

Short:
German Euro BOBL	1	Sep-21	(100)	EUR	(159)	(—@ )
German Euro Bund	2	Sep-21	(200)		(409)	(3)
U.S. Treasury 10 yr. Note	22	Sep-21	(2,200)		$(2,915)	(15)
U.S. Treasury Ultra Long Bond	261	Sep-21	(26,100)		(38,420)	(668)
						$(294)

@		Value is less than $500.
EUR	—	Euro
GBP	—	British Pound

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	55.4%
Finance	33.8
Utilities	8.2
Other**	2.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $82,992,000 and net unrealized depreciation of approximately $294,000. Also does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $26,000.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Aerospace & Defense (2.6%)
Axon Enterprise, Inc. (a)	747,180	$132,101

Biotechnology (1.6%)
Alnylam Pharmaceuticals, Inc. (a)	185,178	31,391
Exact Sciences Corp. (a)	389,386	48,405
		79,796
Diversified Holding Companies (1.0%)
BowX Acquisition Corp., Class A SPAC (a)(b)	2,043,208	23,497
Soaring Eagle Acquisition Corp. SPAC (Units) (a)(c)	2,577,844	27,299
		50,796
Entertainment (7.9%)
ROBLOX Corp., Class A (a)	1,413,826	127,216
Roku, Inc. (a)	219,949	101,012
Skillz, Inc. (a)(b)	7,887,333	171,313
		399,541
Health Care Providers & Services (5.2%)
Agilon health, Inc. (a)	2,009,064	81,508
Covetrus, Inc. (a)	4,385,296	118,403
Guardant Health, Inc. (a)	325,018	40,364
Oak Street Health, Inc. (a)	382,745	22,417
		262,692
Health Care Technology (5.7%)
Agilon Health Topco, Inc. (a)(d)	712,200	27,594
GoodRx Holdings, Inc., Class A (a)(b)	1,295,508	46,651
Teladoc Health, Inc. (a)	153,200	25,475
Veeva Systems, Inc., Class A (a)	616,047	191,560
		291,280
Information Technology Services (19.3%)
Affirm Holdings, Inc. (a)	322,617	21,728
Fastly, Inc., Class A (a)	2,904,129	173,086
Marqeta, Inc., Class A (a)(b)	1,792,321	50,310
MongoDB, Inc. (a)	475,439	171,881
Okta, Inc. (a)	728,586	178,270
Snowflake, Inc., Class A (a)	559,700	135,336
Twilio, Inc., Class A (a)	637,302	251,199
		981,810
Interactive Media & Services (13.2%)
Pinterest, Inc., Class A (a)	3,245,504	256,233
Twitter, Inc. (a)	3,784,197	260,391
Zillow Group, Inc., Class C (a)	580,005	70,888
ZoomInfo Technologies, Inc., Class A (a)	1,581,796	82,522
		670,034
Internet & Direct Marketing Retail (12.6%)
DoorDash, Inc., Class A (a)(b)	1,311,424	233,866
Farfetch Ltd., Class A (a)	1,604,390	80,797
Overstock.com, Inc. (a)	909,911	83,894

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Stitch Fix, Inc., Class A (a)	1,224,358	73,829
Wayfair, Inc., Class A (a)	523,307	165,213
		637,599
Leisure Products (1.9%)
Peloton Interactive, Inc., Class A (a)	770,050	95,502

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	263,847	51,666
NanoString Technologies, Inc. (a)	795,087	51,514
		103,180
Metals & Mining (0.3%)
Royal Gold, Inc.	124,360	14,189

Pharmaceuticals (2.9%)
Royalty Pharma PLC, Class A	3,624,878	148,584

Real Estate Management & Development (1.4%)
Opendoor Technologies, Inc. (a)	1,050,777	18,630
Redfin Corp. (a)	839,574	53,238
		71,868
Software (13.5%)
Bill.Com Holdings, Inc. (a)	151,106	27,680
Cloudflare, Inc., Class A (a)	2,103,698	222,655
Confluent, Inc., Class A (a)	458,264	21,768
Coupa Software, Inc. (a)	335,235	87,868
IronSource Ltd., Class A (Israel) (e)	4,980,200	47,586
MicroStrategy, Inc., Class A (a)	41,746	27,740
Procore Technologies, Inc. (a)	221,505	21,032
Qualtrics International, Inc., Class A (a)	796,987	30,485
Trade Desk, Inc. (The), Class A (a)	1,245,890	96,382
UiPath, Inc., Class A (a)(b)	389,986	26,492
Unity Software, Inc. (a)	689,940	75,776
		685,464
Specialty Retail (4.1%)
Carvana Co. (a)	690,651	208,452
Total Common Stocks (Cost $3,764,496)		4,832,888

Preferred Stocks (0.1%)
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1 (a) (Cost $176)	31,267	2,658

Investment Company (0.4%)
Grayscale Bitcoin Trust (a) (Cost $30,819)	611,868	18,240

Short-Term Investments (8.2%)
Securities held as Collateral on Loaned Securities (3.7%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	158,180,326	158,180

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

	Face Amount (000)	Value (000)
Repurchase Agreements (0.6%)
HSBC Securities USA, Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $7,447; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $7,596)	$7,447	7,447
Merrill Lynch & Co., Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $20,852; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $21,269)	20,853	20,853
		28,300
Total Securities held as Collateral on Loaned Securities (Cost $186,480)		186,480

	Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $229,435)	229,435,107	229,435
Total Short-Term Investments (Cost $415,915)		415,915
Total Investments Excluding Purchased Options (103.9%) (Cost $4,211,406)		5,269,701
Total Purchased Options Outstanding (0.0%) (Cost $18,264)		1,214
Total Investments (103.9%) (Cost $4,229,670) Including $184,151 of Securities Loaned (g)(h)(i)		5,270,915
Liabilities in Excess of Other Assets (-3.9%)		(198,414)
Net Assets (100.0%)		$5,072,501

The Fund had the following Derivative Contract -  PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Good Works Acquisition Corp.	Cipher Mining Technologies,Inc. (a)(e)(j)(k)(l)	$26,838,570	12/31/21	$(6,944)	(0.14)%

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2021, were approximately $184,151,000 and $192,584,000, respectively. The Fund received cash collateral of approximately $191,887,000, of which approximately $186,480,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2021, there was uninvested cash collateral of approximately $5,407,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2021, this security amounted to approximately $27,594,000, which represents 0.5% of net assets of the Fund.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $40,642,000 and represents 0.8% of net assets.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by approximately $220,000 relating to the Fund's investment in the Liquidity Funds.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund engaged in cross-trade purchases of approximately $2,105,000.
(i)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,222,081,000 and the aggregate gross unrealized depreciation is approximately $187,780,000, resulting in net unrealized appreciation of approximately $1,034,301,000.
(j)	At June 30, 2021, the Fund held a fair valued derivative contract at approximately $(6,944,000), representing (0.1)% of net assets. This security have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Trustees.
(k)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 2,683,857 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Good Works Acquisition Corp., and Cipher Mining Technologies, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cipher Mining Technologies, Inc., and Good Works Acquisition Corp., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Cipher Mining Technologies, Inc., and Good Works Acquisition Corp. The investment is restricted from resale until the settlement date.
(l)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	451,174,389	$451,174	$1	$2,732	$(2,731)
BNP Paribas	USD/CNH	CNH	7.45	Jan - 22	890,518,565	890,519	369	4,754	(4,385)
BNP Paribas	USD/CNH	CNH	7.64	Nov - 21	655,329,970	655,330	65	3,559	(3,494)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar - 22	986,402,861	986,403	779	4,900	(4,121)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	437,306,829	437,307	—@	2,319	(2,319)
							$1,214	$18,264	$(17,050)

@		Amount is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	22.7%
Information Technology Services	19.3
Software	13.5
Interactive Media & Services	13.2
Internet & Direct Marketing Retail	12.5
Entertainment	7.9
Health Care Technology	5.7
Health Care Providers & Services	5.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with total unrealized depreciation of approximately $6,944,000.

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Shares	Value (000)

Common Stocks (95.5%)
Aerospace & Defense (2.0%)
Curtiss-Wright Corp.	218	$26
General Dynamics Corp.	143	27
Huntington Ingalls Industries, Inc.	123	26
Northrop Grumman Corp.	74	27
		106
Air Freight & Logistics (0.6%)
FedEx Corp.	100	30

Automobiles (1.0%)
Ford Motor Co. (a)	1,766	26
General Motors Co. (a)	445	27
		53
Banks (2.6%)
Associated Banc-Corp	2,244	46
Huntington Bancshares, Inc.	3,281	47
Zions Bancorp NA	891	47
		140
Beverages (0.5%)
Molson Coors Beverage Co., Class B (a)	470	25

Biotechnology (2.4%)
AbbVie, Inc.	211	24
Amgen, Inc.	101	25
Biogen, Inc. (a)	87	30
Regeneron Pharmaceuticals, Inc. (a)	47	26
United Therapeutics Corp. (a)	135	24
		129
Building Products (0.5%)
Owens Corning	260	25

Capital Markets (3.1%)
Invesco Ltd.	1,470	39
Jefferies Financial Group, Inc.	1,351	46
State Street Corp.	495	41
Virtu Financial, Inc., Class A	1,360	38
		164
Chemicals (1.6%)
Dow, Inc.	340	22
Huntsman Corp.	852	23
LyondellBasell Industries N.V., Class A	204	21
Mosaic Co. (The)	642	20
		86
Commercial Banks (3.6%)
BOK Financial Corp.	568	49
First Horizon National Corp.	2,716	47
FNB Corp.	3,871	48
Popular, Inc.	635	47
		191

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Commercial Services & Supplies (0.2%)
ADT, Inc.	1,036	11

Construction & Engineering (0.5%)
AECOM (a)	427	27

Consumer Finance (3.2%)
Ally Financial, Inc.	782	39
OneMain Holdings, Inc.	727	43
Santander Consumer USA Holdings, Inc.	1,130	41
SLM Corp.	2,144	45
		168
Containers & Packaging (1.8%)
Berry Global Group, Inc. (a)	351	23
Graphic Packaging Holding Co.	1,324	24
International Paper Co.	374	23
Silgan Holdings, Inc.	569	23
		93
Diversified Consumer Services (1.5%)
Graham Holdings Co., Class B	31	20
Grand Canyon Education, Inc. (a)	228	20
H&R Block, Inc.	810	19
Service Corp. International	385	21
		80
Diversified Telecommunication Services (2.4%)
Lumen Technologies, Inc.	9,258	126

Electric Utilities (3.0%)
Edison International	552	32
Exelon Corp.	678	30
Hawaiian Electric Industries, Inc.	717	30
NRG Energy, Inc.	905	37
PPL Corp.	1,070	30
		159
Electrical Equipment (0.9%)
GrafTech International Ltd.	2,095	24
Regal-Beloit Corp.	194	26
		50
Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc. (a)	173	20
Jabil, Inc.	367	21
SYNNEX Corp.	164	20
		61
Electronics (0.4%)
Avnet, Inc.	476	19

Energy Equipment & Services (0.8%)
Schlumberger N.V.	1,251	40

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Equity Real Estate Investment Trusts (REITs) (6.3%)
AGNC Investment Corp. REIT	2,318	39
Annaly Capital Management, Inc. REIT	4,576	41
Brandywine Realty Trust REIT	1,073	15
Corporate Office Properties Trust REIT	561	16
Cousins Properties, Inc. REIT	410	15
Gaming and Leisure Properties, Inc. REIT	334	15
Highwoods Properties, Inc. REIT	335	15
Kilroy Realty Corp. REIT	216	15
Kimco Realty Corp. REIT	710	15
Medical Properties Trust, Inc. REIT	741	15
National Retail Properties, Inc. REIT	329	15
New Residential Investment Corp. REIT	4,036	43
Omega Healthcare Investors, Inc. REIT	420	15
SL Green Realty Corp. REIT	195	16
VICI Properties, Inc. REIT	496	15
Weyerhaeuser Co. REIT	434	15
WP Carey, Inc. REIT	202	15
		335
Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A	2,019	40
Kroger Co. (The)	1,052	40
		80
Food Products (2.9%)
Archer-Daniels-Midland Co.	411	25
Bunge Ltd.	316	25
Conagra Brands, Inc.	724	26
Seaboard Corp.	7	27
TreeHouse Foods, Inc. (a)	566	25
Tyson Foods, Inc., Class A	355	26
		154
Gas Utilities (1.2%)
National Fuel Gas Co.	579	30
UGI Corp.	665	31
		61
Health Care Equipment & Supplies (1.1%)
Hologic, Inc. (a)	418	28
Quidel Corp. (a)	236	30
		58
Health Care Providers & Services (5.2%)
AmerisourceBergen Corp.	218	25
Anthem, Inc.	64	24
Cardinal Health, Inc.	452	26
Centene Corp. (a)	352	26
Cigna Corp.	99	24
CVS Health Corp.	293	25
DaVita, Inc. (a)	210	25
Laboratory Corp. of America Holdings (a)	96	27
Premier, Inc., Class A	760	26
Quest Diagnostics, Inc.	199	26
Universal Health Services, Inc., Class B	160	23
		277

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Hotels, Restaurants & Leisure (1.2%)
Darden Restaurants, Inc.	151	22
Travel + Leisure Co.	316	19
Wendy's Co. (The)	880	20
		61
Household Durables (1.5%)
DR Horton, Inc.	143	13
Lennar Corp., Class A	137	14
Lennar Corp., Class B	174	14
Mohawk Industries, Inc. (a)	64	12
Pulte Group, Inc.	231	13
Whirlpool Corp.	56	12
		78
Household Products (1.5%)
Energizer Holdings, Inc.	905	39
Spectrum Brands Holdings, Inc.	473	40
		79
Information Technology Services (1.6%)
Akamai Technologies, Inc. (a)	62	7
Alliance Data Systems Corp.	58	6
Amdocs Ltd.	88	7
Cognizant Technology Solutions Corp., Class A	100	7
Concentrix Corp. (a)	48	8
DXC Technology Co. (a)	175	7
Fidelity National Information Services, Inc.	48	7
Fiserv, Inc. (a)	63	7
Genpact Ltd.	154	7
Global Payments, Inc.	37	7
International Business Machines Corp.	49	7
Western Union Co. (The)	281	6
		83
Insurance (3.5%)
American National Group, Inc.	143	21
CNA Financial Corp.	442	20
Fidelity National Financial, Inc.	450	20
First American Financial Corp.	330	21
Kemper Corp.	289	21
Mercury General Corp.	340	22
Old Republic International Corp.	803	20
Principal Financial Group, Inc.	321	20
Unum Group	668	19
		184
Internet & Direct Marketing Retail (0.3%)
Qurate Retail, Inc.	1,207	16

Life Sciences Tools & Services (1.0%)
PerkinElmer, Inc.	171	26
Syneos Health, Inc. (a)	284	26
		52

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Machinery (4.4%)
AGCO Corp.	200	26
Allison Transmission Holdings, Inc.	645	26
Crane Co.	290	27
Cummins, Inc.	104	25
Gates Industrial Corp. PLC (a)	1,483	27
PACCAR, Inc.	293	26
Timken Co. (The)	309	25
Trinity Industries, Inc.	960	26
Westinghouse Air Brake Technologies Corp.	329	27
		235
Media (6.1%)
Discovery, Inc., Class A (a)	1,020	31
Discovery, Inc., Class C (a)	1,089	32
DISH Network Corp., Class A (a)	719	30
Fox Corp., Class A	881	33
Fox Corp., Class B	918	32
Interpublic Group of Cos., Inc. (The)	949	31
Nexstar Media Group, Inc., Class A	217	32
Omnicom Group, Inc.	393	31
ViacomCBS, Inc., Class A	701	34
ViacomCBS, Inc., Class B	776	35
		321
Metals & Mining (1.2%)
Nucor Corp.	224	22
Reliance Steel & Aluminum Co.	142	21
Steel Dynamics, Inc.	374	22
		65
Multi-Line Retail (0.6%)
Dollar Tree, Inc. (a)	162	16
Kohl's Corp.	306	17
		33
Multi-Utilities (0.5%)
MDU Resources Group, Inc.	914	29

Oil, Gas & Consumable Fuels (4.3%)
Antero Midstream Corp.	4,591	48
Cabot Oil & Gas Corp.	2,719	48
Equitrans Midstream Corp.	5,104	43
Kinder Morgan, Inc.	2,434	44
Marathon Petroleum Corp.	722	44
		227
Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	366	24
Jazz Pharmaceuticals PLC (a)	137	24
Merck & Co., Inc.	321	25
Perrigo Co., PLC	500	23
Pfizer, Inc.	608	24
Viatris, Inc.	1,538	22
		142
Professional Services (0.8%)
CACI International, Inc., Class A (a)	42	11
Leidos Holdings, Inc.	105	10
Nielsen Holdings PLC	400	10
Science Applications International Corp.	118	10
		41

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc. (a)	76	15

Road & Rail (2.2%)
AMERCO	54	32
Knight-Swift Transportation Holdings, Inc.	647	29
Ryder System, Inc.	371	28
Schneider National, Inc., Class B	1,279	28
		117
Semiconductors & Semiconductor Equipment (3.3%)
Cirrus Logic, Inc. (a)	356	30
First Solar, Inc. (a)	362	33
Intel Corp.	485	27
Micron Technology, Inc. (a)	333	28
MKS Instruments, Inc.	150	27
Qorvo, Inc. (a)	151	30
		175
Software (1.3%)
CDK Global, Inc.	134	7
Citrix Systems, Inc.	61	7
Dolby Laboratories, Inc., Class A	74	7
McAfee Corp., Class A	264	8
NortonLifeLock, Inc.	252	7
Oracle Corp.	87	7
SolarWinds Corp. (a)	428	7
SS&C Technologies Holdings, Inc.	97	7
Teradata Corp. (a)	145	7
VMware, Inc., Class A (a)	44	7
		71
Specialty Retail (1.5%)
AutoNation, Inc. (a)	162	16
Best Buy Co., Inc.	141	16
Dick's Sporting Goods, Inc.	171	17
Foot Locker, Inc.	262	16
Penske Automotive Group, Inc.	197	15
		80
Tech Hardware, Storage & Peripherals (1.1%)
Hewlett Packard Enterprise Co.	1,309	19
HP, Inc.	695	21
Xerox Holdings Corp.	868	20
		60
Thrifts & Mortgage Finance (1.8%)
MGIC Investment Corp.	3,543	48
New York Community Bancorp, Inc.	4,294	47
		95

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Trading Companies & Distributors (0.9%)
Air Lease Corp.	583	24
Univar Solutions, Inc. (a)	988	24
		48
Total Common Stocks (Cost $5,005)		5,055

Short-Term Investment (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $340)	339,634	340
Total Investments (101.9%) (Cost $5,345) (c)(d)		5,395
Liabilities in Excess of Other Assets (-1.9%)		(101)
Net Assets (100.0%)		$5,294

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by approximately $46,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $219,000 and the aggregate gross unrealized depreciation is approximately $288,000, resulting in net unrealized depreciation of approximately $69,000.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
USD	United States Dollar.

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	JPM/MSIM Russell 1000 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/8/22	$1,693	$(61)	$—	$(61)
JPMorgan Chase Bank NA	JPM/MSIM Russell 1000 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/8/22	2,078	(58)	—	(58)
							$(119)	$—	$(119)

†† See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM/MSIM Russell 1000 Anti-Value Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM/MSIM Russell 1000 Anti-Value Basket Index
10X Genomics, Inc.	285	$56	0.53%
Adaptive Biotechnologies Corp.	1,396	57	0.54
Alnylam Pharmaceuticals, Inc.	338	57	0.54
Ares Management Corp.	885	56	0.53
Atlassian Corp. PLC	221	57	0.54
Axon Enterprise, Inc.	359	64	0.60
BigCommerce Holdings, Inc.	895	58	0.55
Bill.Com Holdings, Inc.	332	61	0.58
Carvana Co.	182	55	0.52
Cloudflare, Inc.	600	64	0.60
Coupa Software, Inc.	217	57	0.54
Crowdstrike Holdings, Inc.	237	60	0.57
Datadog, Inc.	557	58	0.55
DexCom, Inc.	131	56	0.53
DocuSign, Inc.	233	65	0.62
Elastic N.V.	383	56	0.53
Enphase Energy, Inc.	366	67	0.64
Etsy, Inc.	298	61	0.58
Exact Sciences Corp.	460	57	0.54
Five9, Inc.	312	57	0.54
Generac Holdings, Inc.	155	64	0.61
HubSpot, Inc.	103	60	0.57
IDEXX Laboratories, Inc.	89	56	0.53
Intuitive Surgical, Inc.	60	56	0.53
Ionis Pharmaceuticals, Inc.	1,422	57	0.54
Iovance Biotherapeutics, Inc.	2,801	73	0.69
Lululemon Athletica, Inc.	155	56	0.54
Match Group, Inc.	362	58	0.55
MongoDB, Inc.	168	61	0.58
Morningstar, Inc.	215	55	0.52
MSCI, Inc.	108	57	0.55
NIKE, Inc.	372	57	0.55
Nutanix, Inc.	1,496	57	0.54
NVIDIA Corp.	72	58	0.55
Okta, Inc.	234	57	0.54
Peloton Interactive, Inc.	480	59	0.56
Pinterest, Inc.	791	62	0.59
RingCentral, Inc.	198	58	0.55
Roku, Inc.	151	70	0.66
Shoals Technologies Group, Inc.	1,918	68	0.65
Smartsheet, Inc.	779	56	0.53
SolarEdge Technologies, Inc.	207	57	0.54
Spotify Technology SA	211	58	0.55
Tandem Diabetes Care, Inc.	577	56	0.53
Teladoc Health, Inc.	335	56	0.53
Tesla, Inc.	85	58	0.55
Twitter, Inc.	859	59	0.56
Unity Software, Inc.	534	59	0.56
Vimeo, Inc.	1,151	56	0.54
Zscaler, Inc.	269	58	0.55

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM/MSIM Russell 1000 Value Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM/MSIM Russell 1000 Value Basket Index
Albertsons Cos., Inc.	2,874	$56	0.55%
AMERCO	94	55	0.54
Annaly Capital Management, Inc.	6,238	55	0.54
Antero Midstream Corp.	5,935	62	0.60
Associated Banc-Corp.	2,715	56	0.54
Biogen, Inc.	187	65	0.63
BOK Financial Corp.	683	59	0.57
Cabot Oil & Gas Corp.	3,556	62	0.60
Cirrus Logic, Inc.	682	58	0.56
Darden Restaurants, Inc.	371	54	0.52
Edison International	963	56	0.54
Energizer Holdings, Inc.	1,268	55	0.53
Equitrans Midstream Corp.	6,653	57	0.55
First Horizon Corp.	3,258	56	0.54
First Solar, Inc.	696	63	0.61
FNB Corp.	4,655	57	0.56
Fox Corp.	1,553	55	0.53
Fox Corp. - Class A	1,493	55	0.54
Hologic, Inc.	857	57	0.55
Huntington Bancshares, Inc.	3,927	56	0.54
Jefferies Financial Group, Inc.	1,842	63	0.61
Kinder Morgan, Inc.	3,172	58	0.56
Kroger Co. (The)	1,504	58	0.56
Laboratory Corp of America Holdings	196	54	0.52
Lumen Technologies, Inc.	6,408	87	0.84
Marathon Petroleum Corp.	940	57	0.55
Merck & Co, Inc.	695	54	0.52
MGIC Investment Corp.	4,252	58	0.56
Micron Technology, Inc.	637	54	0.52
New Residential Investment Corp.	5,493	58	0.56
New York Community Bancorp, Inc.	5,165	57	0.55
Nexstar Media Group, Inc.	368	54	0.53
NRG Energy, Inc.	1,584	64	0.62
OneMain Holdings, Inc.	989	59	0.57
PerkinElmer, Inc.	368	57	0.55
Popular, Inc.	762	57	0.55
Premier, Inc.	1,549	54	0.52
Qorvo, Inc.	289	57	0.55
Quest Diagnostics, Inc.	407	54	0.52
Quidel Corp.	489	63	0.61
Regeneron Pharmaceuticals, Inc.	101	57	0.55
Santander Consumer USA Holdings, Inc.	1,536	56	0.54
Seaboard Corp.	14	55	0.53
SLM Corp.	2,930	61	0.59
Spectrum Brands Holdings, Inc.	664	56	0.55
State Street Corp.	678	56	0.54
Syneos Health, Inc.	612	55	0.53
ViacomCBS, Inc.	1,313	59	0.57
ViacomCBS, Inc. - Class A	1,187	57	0.56
Zions Bancorp NA	1,068	56	0.55

Portfolio Composition

Classification	Percentage of Total Investments
Other*	76.4%
Short-Term Investments	6.3
Media	6.0
Equity Real Estate Investment Trusts (REITs)	6.2
Health Care Providers & Services	5.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open swap agreements with total unrealized depreciation of approximately $119,000.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (46.1%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation
Conventional Pool:,
12 Month USD LIBOR + 1.62%, 2.08%, 7/1/45		$30	$32

Agency Fixed Rate Mortgages (3.1%)
United States (3.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
4.50%, 1/1/49		99	107
Gold Pools:
3.50%, 1/1/44 – 6/1/45		678	732
4.50%, 1/1/49		38	41
6.50%, 5/1/32 – 7/1/32		26	29
7.50%, 5/1/35		2	3
Federal National Mortgage Association,
Conventional Pools:
3.00%, 7/1/49		389	403
3.50%, 3/1/47		76	82
4.00%, 4/1/45 – 9/1/45		700	767
4.50%, 3/1/41 – 11/1/44		132	145
5.00%, 1/1/41 – 3/1/41		319	362
6.00%, 1/1/38		3	3
6.50%, 12/1/29		8	9
7.50%, 8/1/37		5	6
July TBA:
3.00%, 7/1/51 (b)		5,150	5,369
September TBA:
2.00%, 9/1/51 (b)		1,900	1,911
2.50%, 9/1/51 (b)		5,700	5,872
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42		189	208
4.50%, 6/20/49		59	62
5.00%, 2/20/49 – 6/20/49		131	139
5.50%, 8/15/39		16	18
			16,268
Asset-Backed Securities (0.6%)
United States (0.6%)
Freed ABS Trust,
3.06%, 3/18/27 (c)		300	304
Invitation Homes Trust,
1 Month USD LIBOR + 1.45%, 1.52%, 6/17/37 (c)(d)		500	502
1 Month USD LIBOR + 1.30%, 1.38%, 7/17/37 (c)(d)		900	903
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 1.44%, 3/25/33 (d)		206	206
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 1.67%, 12/25/34 (d)		200	200
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 0.85%, 12/25/32 (d)		214	208
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.27%, 5/25/34 (d)		225	227
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 (d)	EUR	433	510
			3,060

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Commercial Mortgage-Backed Securities (0.4%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.18%, 5/22/28 (d)	GBP	147	201

United States (0.3%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 1.92%, 6/15/35 (c)(d)		$250	250
COMM Mortgage Trust,
3.28%, 1/10/46		305	315
4.91%, 7/15/47 (c)(d)		152	155
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22		62	63
2.97%, 10/25/21		45	45
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	260
WFRBS Commercial Mortgage Trust,
4.15%, 10/15/57 (c)(d)		200	202
5.17%, 9/15/46 (c)(d)		375	346
			1,636
			1,837
Corporate Bonds (12.1%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (c)		600	583
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	497
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		$225	238
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		575	590
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	447
Westpac Banking Corp.,
2.67%, 11/15/35		$650	640
			2,995
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	350	504

Canada (0.6%)
Enbridge, Inc.,
2.50%, 1/15/25		$600	629
Province of British Columbia Canada,
2.00%, 10/23/22		1,000	1,023
Province of Ontario Canada,
2.30%, 6/15/26		970	1,029
Royal Bank of Canada,
2.75%, 2/1/22		450	457
			3,138

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	394
Baidu, Inc.,
2.88%, 7/6/22		200	204
			598
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		1,000	1,082

Denmark (0.0%) (a)
Danske Bank A/S,
5.00%, 1/12/23 (c)		200	204

France (0.7%)
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	400	489
1.25%, 12/5/25	GBP	400	559
BNP Paribas SA,
1.13%, 6/11/26	EUR	485	600
1.25%, 7/13/31	GBP	200	260
BPCE SA,
5.15%, 7/21/24 (c)		$925	1,031
Orange SA,
5.00%, 10/1/26 (e)	EUR	250	355
TOTAL SE,
2.71%, 5/5/23 (e)		100	124
3.88%, 5/18/22 (e)		250	306
			3,724
Germany (0.8%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$875	938
Daimler Finance North America LLC,
0.75%, 3/1/24 (c)		550	551
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		800	881
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	810	1,073
Volkswagen International Finance N.V.,
Series 10Y
1.88%, 3/30/27		500	644
			4,087
Hong Kong (0.0%) (a)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)		$200	201

India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		1,050	1,121

Ireland (0.1%)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		325	335

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Israel (0.0%) (a)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		82	82

Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		800	799

Korea, Republic of (0.4%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		810	852
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		510	543
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		730	712
			2,107
Luxembourg (0.2%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	400	485
Logicor Financing Sarl,
1.50%, 7/13/26		300	374
			859
Netherlands (0.2%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)		425	573
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	262
			835
Qatar (0.0%) (a)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		200	203

Saudi Arabia (0.1%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		690	749

Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	539
5.18%, 11/19/25		$800	915
CaixaBank SA,
0.75%, 4/18/23	EUR	400	482
			1,936
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29		400	486

Switzerland (0.4%)
Credit Suisse Group AG,
2.19%, 6/5/26 (c)		$575	589
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	211
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		1,150	1,182
			1,982

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	212
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		650	639
			851
United Kingdom (1.2%)
BAT Capital Corp.,
3.56%, 8/15/27		675	723
BP Capital Markets PLC,
2.50%, 11/6/22		350	360
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	431
2.63%, 11/7/25		$525	551
4.25%, 3/14/24		700	759
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	330	405
2.25%, 10/16/24	GBP	400	577
Nationwide Building Society,
3.77%, 3/8/24 (c)		$300	315
4.36%, 8/1/24 (c)		200	215
Natwest Group PLC,
3.88%, 9/12/23		950	1,015
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	541
Western Power Distribution West Midlands PLC,
5.75%, 4/16/32		200	382
			6,274
United States (5.4%)
7-Eleven, Inc.,
1.30%, 2/10/28 (c)		$550	532
Air Lease Corp.,
2.30%, 2/1/25		375	388
Altria Group, Inc.,
2.45%, 2/4/32		275	266
Amazon.com, Inc.,
2.70%, 6/3/60		250	240
American International Group, Inc.,
4.88%, 6/1/22		500	521
American Tower Corp.,
2.40%, 3/15/25		250	261
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	511
2.90%, 12/4/26	GBP	350	525
Bank of America Corp.,
MTN
4.00%, 1/22/25		$1,050	1,153
Boeing Co. (The),
5.15%, 5/1/30		250	296
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51		125	131
3.30%, 9/15/51		50	55
4.55%, 9/1/44		45	58

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Capital One Financial Corp.,
3.30%, 10/30/24		425	458
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32		250	241
5.13%, 7/1/49		175	209
5.75%, 4/1/48		50	64
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	492
Cigna Corp.,
2.38%, 3/15/31		$150	152
3.88%, 10/15/47		200	225
Citigroup, Inc.,
2.56%, 5/1/32		475	484
5.50%, 9/13/25		425	495
Comcast Corp.,
1.95%, 1/15/31		675	666
CVS Health Corp.,
3.75%, 4/1/30		500	560
Deere & Co.,
3.10%, 4/15/30		450	497
Diamondback Energy, Inc.,
2.88%, 12/1/24		550	581
Emerson Electric Co.,
1.25%, 10/15/25	EUR	450	562
Energy Transfer LP,
2.90%, 5/15/25		$775	816
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	307
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		300	306
Fox Corp.,
4.71%, 1/25/29		500	588
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35		250	300
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		675	691
Global Payments, Inc.,
1.20%, 3/1/26		325	322
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		500	504
HCA, Inc.,
5.25%, 6/15/49		250	319
HSBC USA, Inc.,
3.50%, 6/23/24		100	108
JPMorgan Chase & Co.,
1.95%, 2/4/32		350	340
2.58%, 4/22/32		400	411
Las Vegas Sands Corp.,
3.20%, 8/8/24		125	131
3.50%, 8/18/26		125	133
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		550	585
Lowe's Cos., Inc.,
1.30%, 4/15/28		200	195
1.70%, 10/15/30		475	456
McDonald's Corp.,
MTN
3.38%, 5/26/25		350	381

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		575	619
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30		500	504
2.75%, 5/1/25		450	478
NIKE, Inc.,
2.85%, 3/27/30		350	381
NiSource, Inc.,
3.60%, 5/1/30		625	693
NVIDIA Corp.,
2.85%, 4/1/30		900	975
Occidental Petroleum Corp.,
3.20%, 8/15/26		40	40
5.55%, 3/15/26		350	388
Oracle Corp.,
2.50%, 4/1/25		150	158
2.88%, 3/25/31		500	520
Pacific Gas and Electric Co.,
2.50%, 2/1/31		150	141
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	534
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	394
Synchrony Bank,
3.00%, 6/15/22		$875	895
Union Pacific Corp.,
3.95%, 9/10/28		240	276
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	695
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	404
2.99%, 10/30/56		$225	212
3.40%, 3/22/41		375	397
Vontier Corp.,
2.40%, 4/1/28 (c)		250	249
Walt Disney Co. (The),
2.65%, 1/13/31		450	473
Wells Fargo & Co.,
2.88%, 10/30/30		675	715
3.07%, 4/30/41		450	462
			28,119
			63,271
Mortgages - Other (0.3%)
Netherlands (0.0%) (a)
E-MAC NL 2006-II BV,
0.68%, 1/25/39 (d)	EUR	204	233

United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
0.0%, 6/18/38 (d)		200	228
Landmark Mortgage Securities No 3 PLC,
2.18%, 4/17/44 (d)	GBP	235	324
			552

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

United States (0.2%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$25	11
ChaseFlex Trust,
6.00%, 2/25/37		21	12
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		400	400
3.50%, 5/25/45 – 7/25/46		158	160
4.00%, 5/25/45		13	13
GSR Mortgage Loan Trust,
5.75%, 1/25/37		9	8
Lehman Mortgage Trust,
6.50%, 9/25/37		17	8
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 – 10/25/58		344	366
4.00%, 10/25/58		38	42
			1,020
			1,805
Sovereign (25.1%)
Australia (1.1%)
Australia Government Bond,
0.25%, 11/21/25	AUD	3,450	2,542
2.50%, 5/21/30		390	320
2.75%, 11/21/29		830	694
3.25%, 4/21/25		2,440	2,018
			5,574
Austria (0.1%)
Republic of Austria Government Bond,
0.0%, 2/20/30 (c)	EUR	360	430

Belgium (0.4%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		170	218
1.70%, 6/22/50 (c)		480	688
1.90%, 6/22/38 (c)		760	1,108
			2,014
Brazil (2.2%)
Brazil Letras do Tesouro Nacional,
0.0%, 1/1/24	BRL	70,000	11,634

Canada (1.4%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	1,910	1,530
2.25%, 6/1/29		5,410	4,699
Province of Quebec Canada,
1.35%, 5/28/30		$1,210	1,186
			7,415
China (4.7%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	539
3.79%, 10/26/30		3,430	542
China Development Bank,
3.07%, 3/10/30		7,380	1,104
3.34%, 7/14/25		3,430	534
China Government Bond,
3.13%, 11/21/29		20,150	3,119
3.27%, 11/19/30		105,340	16,523
3.81%, 9/14/50		3,170	503
3.86%, 7/22/49		6,000	957
Export-Import Bank of China (The),
2.93%, 3/2/25		3,470	533
			24,354

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Colombia (0.0%) (a)
Colombian TES Series B,
7.75%, 9/18/30	COP	618,000	172

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	502

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (c)	EUR	370	493

France (1.5%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		500	670
French Republic Government Bond OAT,
0.00%, 11/25/29		4,280	5,104
2.00%, 5/25/48 (c)		860	1,313
SNCF Reseau,
1.88%, 3/30/34		400	553
			7,640
Germany (1.1%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		2,850	3,552
4.25%, 7/4/39		180	376
4.75%, 7/4/34		90	176
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,320	1,863
			5,967
Greece (2.5%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		9,210	13,351

Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (c)		$250	264

Hungary (0.0%) (a)
Hungary Government Bond,
3.00%, 8/21/30	HUF	24,000	85

Indonesia (0.2%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	540	674
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	281
8.25%, 5/15/29		1,408,000	109
8.38%, 3/15/34		3,572,000	273
			1,337

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	410	492

Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
1.40%, 5/26/25 (c)		301	386
1.65%, 12/1/30 (c)		180	231
1.85%, 7/1/25 (c)		1,960	2,498
2.45%, 9/1/50 (c)		1,250	1,696
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	743
			5,554
Japan (4.8%)
Japan Government Five - Year Bond,
0.10%, 6/20/24	JPY	605,000	5,484
Japan Government Ten - Year Bond,
0.10%, 6/20/26 – 6/20/29		990,000	9,003
Japan Government Thirty - Year Bond,
0.30%, 6/20/46		207,000	1,747
0.40%, 9/20/49		111,000	933
1.70%, 6/20/33		343,000	3,658
2.00%, 9/20/40		350,000	4,060
			24,885
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	627
2.38%, 6/25/24		510	537
Korea Development Bank (The),
0.80%, 7/19/26		590	580
Korea International Bond,
2.00%, 6/19/24		350	365
			2,109
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	2,330	590
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$875	949
			1,539
Mexico (0.3%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	314
7.75%, 5/29/31		5,000	265
8.50%, 5/31/29		5,900	326
Mexico Government International Bond,
4.50%, 4/22/29		$530	600
Petroleos Mexicanos,
6.95%, 1/28/60		135	119
			1,624

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Netherlands (0.3%)
Nederlandse Waterschapsbank N.V.,
1.00%, 5/28/30 (c)	EUR	376	360
Netherlands Government Bond,
0.00%, 7/15/30 (c)		970	1,169
2.75%, 1/15/47 (c)		90	172
			1,701
Nigeria (0.0%) (a)
Africa Finance Corp.,
4.38%, 4/17/26 (c)		$200	218

Norway (0.0%) (a)
Norway Government Bond,
1.38%, 8/19/30 (c)	NOK	1,080	126

Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	1,120	313

Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
0.70%, 10/15/27 (c)	EUR	540	674

Russia (0.1%)
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	29,000	415

Spain (0.6%)
Spain Government Bond,
1.25%, 10/31/30 (c)	EUR	1,620	2,080
2.70%, 10/31/48 (c)		410	638
3.45%, 7/30/66 (c)		120	220
			2,938
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	2,430	296
1.00%, 11/12/26		1,440	177
			473
United Kingdom (1.3%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	910	1,216
0.63%, 10/22/50		610	717
1.63%, 10/22/28		1,160	1,729
3.50%, 1/22/45		840	1,703
4.25%, 9/7/39		660	1,379
			6,744
			131,037
Supranational (1.0%)
Asian Development Bank,
2.13%, 5/19/31	NZD	300	208
European Investment Bank,
0.20%, 7/15/24	EUR	970	1,176
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.46%, 8/19/27 (d)		1,630	1,640
2.20%, 2/27/24	AUD	3,040	2,387
			5,411

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

U.S. Treasury Securities (3.5%)
United States (3.5%)
U.S. Treasury Bonds,
1.13%, 5/15/40	$4,120	3,558
1.25%, 5/15/50	1,840	1,503
1.50%, 2/15/30	690	697
1.88%, 7/31/22	4,770	4,862
2.13%, 5/15/25	970	1,024
2.50%, 2/15/45	1,700	1,840
2.75%, 8/15/47	3,240	3,686
U.S. Treasury Note,
1.88%, 6/30/26	820	860
		18,030
Total Fixed Income Securities (Cost $233,554)		240,751

	Shares
Common Stocks (47.0%)
Australia (1.3%)
Afterpay Ltd. (f)	1,071	95
AGL Energy Ltd.	3,069	19
AMP Ltd.	16,621	14
Ampol Ltd.	1,205	25
APA Group	5,671	38
Aristocrat Leisure Ltd.	2,812	91
ASX Ltd.	904	53
Aurizon Holdings Ltd.	8,915	25
AusNet Services Ltd.	8,992	12
Australia & New Zealand Banking Group Ltd.	13,369	282
BHP Group Ltd.	36,453	1,328
BlueScope Steel Ltd.	2,498	41
Brambles Ltd.	6,985	60
CIMIC Group Ltd.	434	6
Cochlear Ltd.	311	59
Coles Group Ltd.	6,304	81
Commonwealth Bank of Australia	8,385	628
Computershare Ltd.	2,510	32
Crown Resorts Ltd. (f)	1,792	16
CSL Ltd.	2,135	457
Dexus REIT	5,237	42
Endeavour Group Ltd. (f)	6,094	29
Evolution Mining Ltd.	7,864	27
Fortescue Metals Group Ltd.	23,207	406
Goodman Group REIT	8,050	128
GPT Group (The) REIT	9,308	34
Insurance Australia Group Ltd.	11,676	45
James Hardie Industries PLC CDI	2,148	73
Lendlease Corp Ltd. REIT	3,265	28
Macquarie Group Ltd.	1,624	191
Magellan Financial Group Ltd.	616	25
Medibank Pvt Ltd.	13,116	31
Mirvac Group REIT	19,175	42
National Australia Bank Ltd.	15,968	314
Newcrest Mining Ltd.	3,848	73
Northern Star Resources Ltd.	5,330	39
Oil Search Ltd.	9,485	27
OneMarket Ltd. (f)	390	—

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Orica Ltd.	1,957	19
Origin Energy Ltd.	8,255	28
Qantas Airways Ltd. (f)	4,528	16
QBE Insurance Group Ltd.	6,922	56
Ramsay Health Care Ltd.	865	41
REA Group Ltd.	257	33
Rio Tinto Ltd.	1,790	170
Santos Ltd.	8,887	47
Scentre Group REIT	25,107	52
Seek Ltd.	1,629	40
Sonic Healthcare Ltd.	2,136	62
South32 Ltd.	23,428	51
Stockland REIT	11,456	40
Suncorp Group Ltd.	6,138	51
Sydney Airport (f)	6,299	27
Tabcorp Holdings Ltd.	10,526	41
Telstra Corp., Ltd.	19,989	56
TPG Telecom Ltd.	1,798	8
Transurban Group	13,319	142
Treasury Wine Estates Ltd.	3,334	29
Vicinity Centres REIT	18,789	22
Washington H Soul Pattinson & Co. Ltd.	525	13
Wesfarmers Ltd.	5,422	240
Westpac Banking Corp.	17,540	339
WiseTech Global Ltd.	712	17
Woodside Petroleum Ltd.	4,578	76
Woolworths Group Ltd.	6,037	173
Xero Ltd. (f)	662	68
		6,873
Austria (0.0%) (a)
Erste Group Bank AG	1,340	49
OMV AG	720	41
Raiffeisen Bank International AG	724	17
Verbund AG	329	30
voestalpine AG	563	23
		160
Belgium (0.1%)
Ageas SA N.V.	858	47
Anheuser-Busch InBev SA N.V.	3,671	265
Argenx SE (f)	206	62
Elia Group SA	148	16
Etablissements Franz Colruyt N.V.	261	14
Galapagos N.V. (f)	198	14
Groupe Bruxelles Lambert SA	547	61
KBC Group N.V.	1,203	92
Proximus SADP	742	14
Sofina SA	74	32
Solvay SA	359	46
UCB SA	610	64
Umicore SA	948	58
		785
Brazil (0.1%)
Vale SA	25,525	581

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Canada (1.7%)
Agnico Eagle Mines Ltd.	1,163	70
Air Canada (f)	737	15
Algonquin Power & Utilities Corp.	2,690	40
Alimentation Couche-Tard, Inc., Class B	4,035	148
AltaGas Ltd.	1,411	30
Atco Ltd., Class I	405	14
B2Gold Corp.	4,988	21
Ballard Power Systems, Inc. (f)	1,098	20
Bank of Montreal	2,940	301
Bank of Nova Scotia (The)	5,713	372
Barrick Gold Corp. (LSE)	6,416	133
Barrick Gold Corp. (NYSE)	1,893	39
Bausch Health Cos., Inc. (f)	1,540	45
BCE, Inc.	712	35
Blackberry Ltd. (f)	2,592	32
Brookfield Asset Management Reinsurance Partners Ltd., Class A (f)	41	2
Brookfield Asset Management, Inc., Class A	5,862	299
Brookfield Renewable Corp., Class A	614	26
CAE, Inc. (f)	1,417	44
Cameco Corp.	1,986	38
Canadian Apartment Properties REIT	432	20
Canadian Imperial Bank of Commerce	2,168	247
Canadian National Railway Co.	3,220	340
Canadian Natural Resources Ltd.	5,659	205
Canadian Pacific Railway Ltd.	3,155	243
Canadian Tire Corp., Ltd., Class A	210	33
Canadian Utilities Ltd., Class A	619	17
Canopy Growth Corp. (f)	1,085	26
CCL Industries, Inc., Class B	702	39
Cenovus Energy, Inc.	6,189	59
CGI, Inc. (f)	1,113	101
Constellation Software, Inc.	81	123
Dollarama, Inc.	1,474	68
Emera, Inc.	1,195	54
Empire Co., Ltd., Class A	880	28
Enbridge, Inc.	9,787	392
Fairfax Financial Holdings Ltd.	104	46
First Quantum Minerals Ltd.	2,651	61
FirstService Corp.	155	27
Fortis, Inc.	2,250	100
Franco-Nevada Corp.	960	139
George Weston Ltd.	403	38
GFL Environmental, Inc.	944	30
Gildan Activewear, Inc.	981	36
Great-West Lifeco, Inc.	1,411	42
Hydro One Ltd.	1,619	39
IA Financial Corp., Inc.	524	29
IGM Financial, Inc.	430	15
Imperial Oil Ltd.	1,211	37
Intact Financial Corp.	677	92
Inter Pipeline Ltd.	2,113	34
Keyera Corp.	1,075	29
Kinross Gold Corp.	5,877	37
Kirkland Lake Gold Ltd.	1,242	48
Loblaw Cos., Ltd.	901	55
Lundin Mining Corp.	3,041	27
Magna International, Inc.	1,408	130
Manulife Financial Corp.	9,001	177
Metro, Inc.	1,198	57
National Bank of Canada	1,633	122

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Northland Power, Inc.	1,088	37
Nutrien Ltd.	2,593	157
Onex Corp.	405	29
Open Text Corp.	1,391	71
Pan American Silver Corp.	1,122	32
Parkland Corp.	696	23
Pembina Pipeline Corp.	2,712	86
Power Corp. of Canada	2,530	80
Quebecor, Inc., Class B	888	24
Restaurant Brands International, Inc.	1,448	93
RioCan Real Estate Investment Trust	721	13
Ritchie Bros Auctioneers, Inc.	530	31
Rogers Communications, Inc., Class B	1,709	91
Royal Bank of Canada	6,544	663
Saputo, Inc.	1,179	35
Shaw Communications, Inc., Class B	2,263	66
Shopify, Inc., Class A (f)	542	793
SSR Mining, Inc.	1,083	17
Sun Life Financial, Inc.	2,825	146
Suncor Energy, Inc.	7,197	172
TC Energy Corp.	4,471	221
Teck Resources Ltd., Class B	2,170	50
TELUS Corp.	2,092	47
Thomson Reuters Corp.	894	89
TMX Group Ltd.	325	34
Toromont Industries Ltd.	427	37
Toronto-Dominion Bank (The)	8,387	588
West Fraser Timber Co., Ltd.	439	32
Wheaton Precious Metals Corp.	2,190	97
WSP Global, Inc.	533	62
Yamana Gold, Inc.	4,498	19
		9,101
China (0.1%)
Brilliance China Automotive Holdings Ltd. (g)	6,621	6
BYD Co., Ltd. H Shares (g)	3,590	107
China Common Rich Renewable Energy Investments Ltd.	42,000	—
Dongfeng Motor Group Co., Ltd. H Shares (g)	11,090	10
Geely Automobile Holdings Ltd. (g)	24,849	78
Great Wall Motor Co., Ltd. H Shares (g)	13,797	44
Guangzhou Automobile Group Co., Ltd. H Shares (g)	11,904	11
Wharf Holdings Ltd. (The) (g)	16,200	62
Yadea Group Holdings Ltd. (g)	3,537	8
		326
Denmark (0.4%)
Ambu A/S Series B	767	30
AP Moller - Maersk A/S Series A	14	39
AP Moller - Maersk A/S Series B	30	86
Carlsberg A/S Series B	483	90
Chr Hansen Holding A/S	494	45
Coloplast A/S Series B	556	91
Danske Bank A/S	3,229	57
Demant A/S (f)	506	28
DSV Panalpina A/S	969	226
Genmab A/S (f)	307	126
GN Store Nord AS	600	52
H Lundbeck A/S	318	10
Novo Nordisk A/S Series B	8,061	675

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Novozymes A/S Series B	974	73
Orsted A/S	886	124
Pandora A/S	468	63
ROCKWOOL International A/S, Class B	37	18
Tryg A/S	1,533	38
Vestas Wind Systems A/S	4,610	180
		2,051
Finland (0.2%)
Elisa Oyj	682	41
Fortum Oyj	2,129	59
Kesko Oyj, Class B	1,309	48
Kone Oyj, Class B	1,629	133
Neste Oyj	2,028	124
Nokia Oyj (f)	27,099	145
Orion Oyj, Class B	508	22
Sampo Oyj, Class A	2,258	104
Stora Enso Oyj, Class R	2,788	51
UPM-Kymmene Oyj	2,558	97
Wartsila Oyj Abp	2,127	31
		855
France (2.6%)
Accor SA (f)	11,387	425
Aeroports de Paris (f)	6,391	832
Air Liquide SA	2,274	398
Airbus SE (f)	2,836	365
Alstom SA (f)	1,292	65
Amundi SA	306	27
ArcelorMittal SA	3,494	107
Arkema SA	334	42
Atos SE	475	29
AXA SA	9,415	239
BioMerieux	196	23
BNP Paribas SA	5,514	346
Bollore SA	4,258	23
Bouygues SA	1,120	41
Bureau Veritas SA (f)	1,414	45
Capgemini SE	763	147
Carrefour SA	2,937	58
Cie de Saint-Gobain	2,459	162
Cie Generale des Etablissements Michelin SCA	816	130
CNP Assurances	863	15
Covivio REIT	255	22
Credit Agricole SA	5,643	79
Danone SA	2,942	207
Dassault Aviation SA	12	14
Dassault Systemes SE	622	151
Edenred	1,177	67
Eiffage SA	4,189	426
Electricite de France SA	2,966	40
Engie SA	8,738	120
EssilorLuxottica SA	1,371	253
Eurazeo SE	189	16
Eurofins Scientific SE (f)	624	71
Faurecia SE	713	35
Gecina SA REIT	223	34
Getlink SE	2,155	34
Hermes International	150	218
Iliad SA	71	10

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Ipsen SA	180	19
Kering SA	362	316
Klepierre SA REIT	952	25
L'Oreal SA	1,204	536
La Francaise des Jeux SAEM	413	24
Legrand SA	1,284	136
LVMH Moet Hennessy Louis Vuitton SE	1,319	1,034
Natixis SA	4,539	21
Orange SA	9,656	110
Orpea SA (f)	248	32
Pernod Ricard SA	1,012	225
Publicis Groupe SA	1,077	69
Remy Cointreau SA	110	23
Renault SA (f)	929	38
Safran SA	1,553	215
Sanofi	5,438	570
Sartorius Stedim Biotech	131	62
Schneider Electric SE	2,587	407
SCOR SE (f)	774	25
SEB SA	120	22
SES SA	1,866	14
Societe Generale SA	3,927	116
Sodexo SA (f)	429	40
STMicroelectronics N.V.	2,994	109
Suez SA	1,658	39
Teleperformance	281	114
Thales SA	514	52
TOTAL SE	12,307	557
Ubisoft Entertainment SA (f)	449	31
Unibail-Rodamco-Westfield REIT (f)	674	58
Valeo SA	1,118	34
Veolia Environnement SA	2,612	79
Vinci SA	26,125	2,788
Vivendi SE	3,965	133
Wendel SE	129	17
Worldline SA (f)	1,129	106
		13,512
Germany (1.8%)
Adidas AG	923	344
Allianz SE (Registered)	1,987	495
Aroundtown SA	4,835	38
BASF SE	4,450	351
Bayer AG (Registered)	4,777	290
Bayerische Motoren Werke AG	3,018	320
Bayerische Motoren Werke AG (Preference)	519	47
Bechtle AG	131	24
Beiersdorf AG	484	58
Brenntag SE	732	68
Carl Zeiss Meditec AG	190	37
Commerzbank AG (f)	4,816	34
Continental AG (f)	537	79
Covestro AG	884	57
Daimler AG (Registered)	7,734	691
Delivery Hero SE (f)	624	82
Deutsche Bank AG (Registered) (f)	9,510	124
Deutsche Boerse AG	916	160
Deutsche Lufthansa AG (Registered) (f)	1,443	16
Deutsche Post AG (Registered)	4,756	323

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Deutsche Telekom AG (Registered)	16,293	344
Deutsche Wohnen SE	1,638	100
E.ON SE	10,740	124
Evonik Industries AG	1,014	34
Fraport AG Frankfurt Airport Services Worldwide (f)	10,522	717
Fresenius Medical Care AG & Co., KGaA	1,008	84
Fresenius SE & Co., KGaA	2,008	105
Fuchs Petrolub SE (Preference)	335	16
GEA Group AG	738	30
Hannover Rueck SE (Registered)	297	50
HeidelbergCement AG	716	61
HelloFresh SE (f)	679	66
Henkel AG & Co., KGaA	497	46
Henkel AG & Co., KGaA (Preference)	853	90
Hochtief AG	120	9
Infineon Technologies AG	6,194	248
KION Group AG	346	37
Knorr-Bremse AG	351	40
Lanxess AG	398	27
LEG Immobilien SE	348	50
Merck KGaA	613	118
MTU Aero Engines AG	255	63
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	682	187
Nemetschek SE	275	21
Porsche Automobil Holding SE (Preference)	1,383	148
Puma SE	470	56
QIAGEN N.V. (f)	1,097	53
Rational AG	25	23
RWE AG	3,065	111
SAP SE	5,033	709
Sartorius AG (Preference)	165	86
Scout24 AG	433	36
Siemens AG (Registered)	3,664	581
Siemens Energy AG (f)	1,952	59
Siemens Healthineers AG	1,283	79
Symrise AG	618	86
TeamViewer AG (f)	790	30
Telefonica Deutschland Holding AG	4,901	13
Uniper SE	959	35
United Internet AG (Registered)	504	21
Volkswagen AG	289	95
Volkswagen AG (Preference)	1,672	419
Vonovia SE	2,580	167
Zalando SE (f)	731	88
		9,200
Greece (0.0%) (a)
National Bank of Greece SA (f)	9	—@

Hong Kong (0.5%)
AIA Group Ltd.	56,420	701
ASM Pacific Technology Ltd.	1,515	21
Bank of East Asia Ltd. (The)	6,057	11
BOC Hong Kong Holdings Ltd.	17,330	59
Budweiser Brewing Co., APAC Ltd.	7,852	25
CK Asset Holdings Ltd.	12,241	85
CK Hutchison Holdings Ltd.	12,672	99
CK Infrastructure Holdings Ltd.	2,821	17
CLP Holdings Ltd.	7,809	77
ESR Cayman Ltd. (f)	8,950	30

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Galaxy Entertainment Group Ltd. (f)	10,914	87
Hang Lung Properties Ltd.	10,012	24
Hang Seng Bank Ltd.	3,526	70
Henderson Land Development Co., Ltd.	6,193	29
HK Electric Investments & HK Electric Investments Ltd.	12,515	13
HKT Trust & HKT Ltd.	17,492	24
Hong Kong & China Gas Co., Ltd.	50,909	79
Hong Kong Exchanges & Clearing Ltd.	5,626	335
Hongkong Land Holdings Ltd.	5,424	26
Jardine Matheson Holdings Ltd.	1,070	68
Link REIT	9,676	94
Melco Resorts & Entertainment Ltd. ADR (f)	1,066	18
MTR Corp., Ltd.	7,499	42
New World Development Co. Ltd.	6,555	34
PCCW Ltd.	20,132	11
Power Assets Holdings Ltd.	6,924	42
Sands China Ltd. (f)	11,625	49
Sino Land Co., Ltd.	13,419	21
SJM Holdings Ltd. (f)	10,223	11
Sun Hung Kai Properties Ltd.	6,198	92
Swire Pacific Ltd., Class A	2,325	16
Swire Properties Ltd.	5,345	16
Techtronic Industries Co., Ltd.	7,368	129
WH Group Ltd.	43,772	39
Wharf Real Estate Investment Co., Ltd.	9,095	53
Wynn Macau Ltd. (f)	7,648	12
Xinyi Glass Holdings Ltd.	9,001	37
		2,596
Ireland (0.1%)
CRH PLC	3,847	194
Flutter Entertainment PLC (f)	790	143
Kerry Group PLC, Class A	772	108
Kingspan Group PLC	746	71
Smurfit Kappa Group PLC	1,186	64
		580
Israel (0.1%)
Azrieli Group Ltd.	205	14
Bank Hapoalim BM (f)	5,459	44
Bank Leumi Le-Israel BM (f)	6,985	53
Check Point Software Technologies Ltd. (f)	536	62
CyberArk Software Ltd. (f)	151	20
Elbit Systems Ltd.	127	16
ICL Group Ltd.	3,386	23
Israel Discount Bank Ltd., Class A (f)	5,596	27
Mizrahi Tefahot Bank Ltd. (f)	674	21
Nice Ltd. (f)	302	74
Teva Pharmaceutical Industries Ltd. ADR (f)	5,262	52
Wix.com Ltd. (f)	316	92
		498
Italy (0.6%)
Amplifon SpA	594	29
Assicurazioni Generali SpA	5,302	106
Atlantia SpA (f)	37,409	677
CNH Industrial N.V.	4,919	81
Davide Campari-Milano N.V.	2,813	38

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

DiaSorin SpA	120	23
Enel SpA	38,929	362
Eni SpA	12,295	150
EXOR N.V.	520	42
Ferrari N.V.	1,125	232
FinecoBank Banca Fineco SpA (f)	2,948	51
Infrastrutture Wireless Italiane SpA	1,616	18
Intesa Sanpaolo SpA	80,204	222
Mediobanca Banca di Credito Finanziario SpA (f)	2,941	34
Moncler SpA	927	63
Nexi SpA (f)	2,037	45
Poste Italiane SpA	2,534	34
Prysmian SpA	1,135	41
Recordati Industria Chimica e Farmaceutica SpA	499	29
Snam SpA	9,774	56
Stellantis N.V.	18,440	362
Telecom Italia SpA (Milano)	69,795	35
Tenaris SA	2,299	25
Terna SpA	6,715	50
UniCredit SpA	10,280	121
		2,926
Japan (0.2%)
Honda Motor Co., Ltd.	6,777	216
Isuzu Motors Ltd.	2,265	30
Mazda Motor Corp. (f)	2,296	22
Nissan Motor Co., Ltd. (f)	9,608	48
Subaru Corp.	2,562	50
Suzuki Motor Corp.	1,539	65
Toyota Motor Corp.	8,828	772
Yamaha Motor Co., Ltd.	1,148	31
		1,234
Netherlands (0.7%)
ABN Amro Bank N.V. CVA (f)	2,031	25
Adyen N.V. (f)	85	208
Aegon N.V.	9,003	37
Akzo Nobel N.V.	926	114
ASM International N.V.	227	75
ASML Holding N.V.	2,005	1,377
Basic-Fit N.V. (f)	3,193	137
Coca-Cola Europacific Partners PLC	996	59
Heineken Holding N.V.	556	56
Heineken N.V.	1,251	152
ING Groep N.V.	19,266	255
JDE Peet's N.V. (f)	369	13
Just Eat Takeaway.com N.V (f)	618	57
Koninklijke Ahold Delhaize N.V.	5,323	158
Koninklijke DSM N.V.	828	155
Koninklijke KPN N.V.	17,353	54
Koninklijke Philips N.V.	4,342	215
Koninklijke Vopak N.V.	336	15
NN Group N.V.	1,443	68
Prosus N.V.	2,420	237
Randstad N.V.	577	44
Wolters Kluwer N.V.	1,286	129
		3,640

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

New Zealand (0.0%) (a)
a2 Milk Co. Ltd. (The) (f)	3,357	15
Auckland International Airport Ltd. (f)	5,667	29
Fisher & Paykel Healthcare Corp., Ltd.	2,486	54
Mercury NZ Ltd.	3,094	14
Meridian Energy Ltd.	5,643	21
Ryman Healthcare Ltd.	1,763	16
Spark New Zealand Ltd.	8,174	28
		177
Norway (0.1%)
Adevinta ASA (f)	1,159	22
DNB ASA	4,496	98
Equinor ASA	4,723	100
Gjensidige Forsikring ASA	966	21
Mowi ASA	2,125	54
Norsk Hydro ASA	6,499	42
Orkla ASA	3,630	37
Schibsted ASA, Class A	365	18
Schibsted ASA, Class B	473	20
Telenor ASA	3,382	57
Yara International ASA	842	44
		513
Portugal (0.0%) (a)
EDP - Energias de Portugal SA	13,386	71
Galp Energia SGPS SA	2,454	26
Jeronimo Martins SGPS SA	1,194	22
		119
Singapore (0.1%)
Ascendas REIT	15,100	33
CapitaLand Integrated Commercial Trust REIT	21,000	33
CapitaLand Ltd.	12,300	34
City Developments Ltd.	2,100	11
DBS Group Holdings Ltd.	8,400	186
Genting Singapore Ltd.	28,200	17
Keppel Corp., Ltd.	6,700	27
Mapletree Commercial Trust REIT	10,000	16
Mapletree Logistics Trust REIT	13,500	21
Oversea-Chinese Banking Corp., Ltd.	15,700	140
Singapore Airlines Ltd. (f)	6,200	22
Singapore Exchange Ltd.	3,700	31
Singapore Technologies Engineering Ltd.	7,300	21
Singapore Telecommunications Ltd.	38,000	65
Suntec REIT	9,200	10
United Overseas Bank Ltd.	5,600	108
UOL Group Ltd.	2,100	11
Venture Corp. Ltd.	1,300	19
Wilmar International Ltd.	9,000	30
		835
South Africa (0.0%) (a)
Nedbank Group Ltd. (f)	780	9
Old Mutual Ltd.	24,301	23
Thungela Resources Ltd. (f)	503	1
		33

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Spain (1.0%)
ACS Actividades de Construccion y Servicios SA	1,164	31
Aena SME SA (f)	13,530	2,219
Amadeus IT Group SA (f)	2,191	154
Banco Bilbao Vizcaya Argentaria SA	32,178	199
Banco Santander SA	84,462	322
CaixaBank SA	21,414	66
Cellnex Telecom SA	2,161	138
Enagas SA	1,213	28
Endesa SA	1,517	37
Ferrovial SA	30,587	898
Grifols SA	1,449	39
Iberdrola SA	29,499	360
Industria de Diseno Textil SA	5,281	186
Melia Hotels International SA (f)	9,980	74
Naturgy Energy Group SA	1,405	36
Red Electrica Corp., SA	2,084	39
Repsol SA	7,352	92
Siemens Gamesa Renewable Energy SA (f)	1,148	38
Telefonica SA	24,255	113
Telepizza Group SA (f)	156	1
		5,070
Sweden (0.6%)
Alfa Laval AB	1,537	54
Assa Abloy AB, Class B	4,897	148
Atlas Copco AB, Class A	3,281	201
Atlas Copco AB, Class B	1,906	100
Boliden AB	1,336	51
Electrolux AB, Class B	1,102	31
Epiroc AB, Class A	3,220	73
Epiroc AB, Class B	1,905	37
EQT AB	1,164	42
Essity AB, Class B	2,974	99
Evolution AB	782	124
Fastighets AB Balder, Class B (f)	495	31
Hennes & Mauritz AB, Class B (f)	3,926	93
Hexagon AB, Class B	9,623	143
Husqvarna AB, Class B	2,043	27
ICA Gruppen AB	492	23
Industrivarden AB, Class A	522	20
Industrivarden AB, Class C	781	29
Investment AB Latour, Class B	724	24
Investor AB, Class B	8,901	205
Kinnevik AB, Class B (f)	1,182	47
L E Lundbergforetagen AB, Class B	371	24
Lundin Energy AB	908	32
Nibe Industrier AB, Class B	6,096	64
Nordea Bank Abp	15,831	176
Sandvik AB	5,517	141
Securitas AB, Class B	1,531	24
Skandinaviska Enskilda Banken AB, Class A	7,952	103
Skanska AB, Class B	1,662	44
SKF AB, Class B	1,864	48
Svenska Cellulosa AB SCA, Class B	2,960	49
Svenska Handelsbanken AB, Class A	7,603	86
Swedbank AB, Class A	4,425	82
Swedish Match AB	7,927	68
Tele2 AB, Class B	2,448	33
Telefonaktiebolaget LM Ericsson, Class B	14,262	179
Telia Co., AB	11,990	53
Volvo AB, Class B	6,959	167
		2,975

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Switzerland (1.5%)
ABB Ltd. (Registered)	8,773	298
Adecco Group AG (Registered)	738	50
Alcon, Inc.	2,340	164
Baloise Holding AG (Registered)	221	34
Banque Cantonale Vaudoise (Registered)	140	13
Barry Callebaut AG (Registered)	17	40
Chocoladefabriken Lindt & Sprungli AG	5	50
Cie Financiere Richemont SA (Registered)	2,484	301
Clariant AG (Registered)	949	19
Credit Suisse Group AG (Registered)	11,652	122
EMS-Chemie Holding AG (Registered)	40	39
Geberit AG (Registered)	176	132
Givaudan SA (Registered)	45	209
Holcim Ltd. (Registered) (f)	2,492	149
Julius Baer Group Ltd.	1,064	69
Kuehne & Nagel International AG (Registered)	257	88
Logitech International SA (Registered)	783	95
Lonza Group AG (Registered)	354	251
Nestle SA (Registered)	13,714	1,708
Novartis AG (Registered)	10,570	963
Partners Group Holding AG	90	136
Roche Holding AG	153	62
Roche Holding AG (Genusschein)	3,344	1,260
Schindler Holding AG	193	59
Schindler Holding AG (Registered)	96	28
SGS SA (Registered)	29	89
Sika AG (Registered)	676	221
Sonova Holding AG (Registered)	260	98
Straumann Holding AG (Registered)	50	80
Swatch Group AG (The)	137	47
Swatch Group AG (The) (Registered)	249	16
Swiss Life Holding AG (Registered)	144	70
Swiss Prime Site AG (Registered)	361	36
Swiss Re AG	1,360	123
Swisscom AG (Registered)	124	71
Temenos AG (Registered)	317	51
Transocean Ltd. (f)	1,913	9
UBS Group AG (Registered)	17,451	267
Vifor Pharma AG	217	28
Zurich Insurance Group AG	716	287
		7,832

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

United Kingdom (2.5%)
3i Group PLC	4,500	73
Admiral Group PLC	915	40
Anglo American PLC	6,044	240
Antofagasta PLC	1,926	38
Ashtead Group PLC	2,103	156
Associated British Foods PLC	1,715	53
AstraZeneca PLC	6,232	749
Auto Trader Group PLC (f)	4,550	40
AVEVA Group PLC	533	27
Aviva PLC	18,824	106
BAE Systems PLC	15,483	112
Barclays PLC	84,481	200
Barratt Developments PLC	4,872	47
Berkeley Group Holdings PLC	598	38
BHP Group PLC	10,404	307
BP PLC	98,291	428
British American Tobacco PLC	10,976	425
British Land Co., PLC (The) REIT	4,176	29
BT Group PLC (f)	44,852	120
Bunzl PLC	1,615	53
Burberry Group PLC (f)	2,058	59
Coca-Cola HBC AG	958	35
Compass Group PLC (f)	8,429	177
Croda International PLC	660	67
DCC PLC	473	39
Diageo PLC	11,187	536
Direct Line Insurance Group PLC	6,381	25
Entain PLC (f)	2,753	67
Evraz PLC	2,449	20
Experian PLC	4,352	168
Ferguson PLC	1,067	148
Fresnillo PLC	884	9
G4S PLC	6,437	22
GlaxoSmithKline PLC	23,941	470
Glencore PLC (f)	48,554	208
Halma PLC	1,803	67
Hargreaves Lansdown PLC	1,659	37
Hikma Pharmaceuticals PLC	817	28
HSBC Holdings PLC	97,385	562
Imperial Brands PLC	4,601	99
Informa PLC (f)	7,171	50
InterContinental Hotels Group PLC (f)	7,105	473
Intertek Group PLC	763	58
Intu Properties PLC REIT (f)	5,299	—@
J Sainsbury PLC	8,446	32
JD Sports Fashion PLC	2,453	31
Johnson Matthey PLC	927	39
Kingfisher PLC	10,025	51
Land Securities Group PLC REIT	3,341	31
Legal & General Group PLC	28,967	103
Lloyds Banking Group PLC	340,234	220
London Stock Exchange Group PLC	1,506	166
M&G PLC	11,993	38
Melrose Industries PLC	23,368	50
Mondi PLC	2,297	60
National Grid PLC	16,741	213
Next PLC (f)	630	69
Ocado Group PLC (f)	2,289	63
Paragon Offshore PLC (f)(h)	303	—
Pearson PLC	3,583	41
Persimmon PLC	1,533	63
Phoenix Group Holdings PLC	2,613	24
Prudential PLC	12,831	244
Reckitt Benckiser Group PLC	3,372	298
RELX PLC	9,199	244
Rentokil Initial PLC	8,827	60
Rio Tinto PLC	13,254	1,091
Rolls-Royce Holdings PLC (f)	39,583	54
Royal Bank of Scotland Group PLC	23,098	65

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Royal Dutch Shell PLC, Class A	19,947	399
Royal Dutch Shell PLC, Class B	17,997	348
Sage Group PLC (The)	5,177	49
Schroders PLC	597	29
Segro PLC REIT	5,654	86
Severn Trent PLC	1,137	39
Smith & Nephew PLC	4,156	90
Smiths Group PLC	1,885	41
Spirax-Sarco Engineering PLC	348	66
SSE PLC	4,867	101
St. James's Place PLC	2,567	52
Standard Chartered PLC	12,898	82
Standard Life Aberdeen PLC	10,659	40
Taylor Wimpey PLC	17,533	39
Tesco PLC	37,108	114
Unilever PLC CVA	12,463	729
United Utilities Group PLC	3,258	44
Vodafone Group PLC	129,049	217
Whitbread PLC (f)	7,035	304
Wm Morrison Supermarkets PLC	11,535	39
WPP PLC	5,838	79
		13,042
United States (30.7%)
10X Genomics, Inc., Class A (f)	179	35
3M Co.	2,036	404
Abbott Laboratories	6,262	726
AbbVie, Inc.	6,223	701
ABIOMED, Inc. (f)	130	41
Accenture PLC, Class A	2,196	647
Activision Blizzard, Inc.	2,711	259
Adobe, Inc. (f)	1,664	974
Advance Auto Parts, Inc.	194	40
Advanced Micro Devices, Inc. (f)	4,273	401
AES Corp. (The)	2,404	63
Aflac, Inc.	2,406	129
Agilent Technologies, Inc.	1,078	159
AGNC Investment Corp. REIT	1,941	33
Air Products & Chemicals, Inc.	829	238
Airbnb, Inc., Class A (f)	152	23
Akamai Technologies, Inc. (f)	566	66
Alaska Air Group, Inc. (f)	2,350	142
Albemarle Corp.	421	71
Alexandria Real Estate Equities, Inc. REIT	488	89
Alexion Pharmaceuticals, Inc. (f)	827	152
Align Technology, Inc. (f)	213	130
Alleghany Corp. (f)	41	27
Allegiant Travel Co. (f)	357	69
Allegion PLC	361	50
Alliant Energy Corp.	913	51
Allstate Corp. (The)	1,061	138
Ally Financial, Inc.	1,352	67
Alnylam Pharmaceuticals, Inc. (f)	440	75
Alphabet, Inc., Class A (f)	1,059	2,586
Alphabet, Inc., Class C (f)	1,050	2,632
Altice USA, Inc., Class A (f)	1,842	63
Altria Group, Inc.	6,607	315
Amazon.com, Inc. (f)	1,521	5,232
Amcor PLC	5,557	64

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

AMERCO	27	16
Ameren Corp.	907	73
American Electric Power Co., Inc.	1,721	146
American Express Co.	2,452	405
American Financial Group, Inc.	209	26
American International Group, Inc.	3,055	145
American Tower Corp. REIT	1,577	426
American Water Works Co., Inc.	618	95
Ameriprise Financial, Inc.	437	109
AmerisourceBergen Corp.	542	62
AMETEK, Inc.	853	114
Amgen, Inc.	2,068	504
Amphenol Corp., Class A	2,094	143
Analog Devices, Inc.	1,348	232
Annaly Capital Management, Inc. REIT	4,953	44
ANSYS, Inc. (f)	343	119
Anthem, Inc.	909	347
AO Smith Corp.	482	35
Aon PLC	857	205
Apollo Global Management, Inc.	593	37
Apple, Inc.	59,655	8,170
Applied Materials, Inc.	3,122	445
Aptiv PLC (f)	960	151
Aramark	845	31
Arch Capital Group Ltd. (f)	1,460	57
Archer-Daniels-Midland Co.	1,993	121
Arista Networks, Inc. (f)	161	58
Arrow Electronics, Inc. (f)	312	35
Arthur J Gallagher & Co.	646	90
Assurant, Inc.	168	26
AT&T, Inc.	25,389	731
Athene Holding Ltd., Class A (f)	458	31
Atmos Energy Corp.	461	44
Autodesk, Inc. (f)	825	241
Autoliv, Inc.	334	33
Automatic Data Processing, Inc.	1,525	303
AutoZone, Inc. (f)	66	98
Avalara, Inc. (f)	328	53
AvalonBay Communities, Inc. REIT	498	104
Avantor, Inc. (f)	1,893	67
Avery Dennison Corp.	338	71
Axalta Coating Systems Ltd. (f)	691	21
Baker Hughes Co.	2,447	56
Ball Corp.	1,137	92
Bank of America Corp.	27,506	1,134
Bank of New York Mellon Corp. (The)	2,776	142
Baxter International, Inc.	1,871	151
Becton Dickinson & Co.	1,028	250
Berkshire Hathaway, Inc., Class B (f)	4,808	1,336
Best Buy Co., Inc.	854	98
Bio-Rad Laboratories, Inc., Class A (f)	64	41
Biogen, Inc. (f)	535	185
BioMarin Pharmaceutical, Inc. (f)	617	51
Black Knight, Inc. (f)	555	43
BlackRock, Inc.	533	466
Blackstone Group, Inc. (The)	2,414	234
Boeing Co. (The) (f)	1,902	456
Booking Holdings, Inc. (f)	116	254
Booz Allen Hamilton Holding Corp.	489	42
BorgWarner, Inc.	894	43
Boston Properties, Inc. REIT	522	60

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Boston Scientific Corp. (f)	5,087	217
Bristol-Myers Squibb Co.	8,069	539
Broadcom, Inc.	1,440	687
Broadridge Financial Solutions, Inc.	431	70
Brown & Brown, Inc.	884	47
Brown-Forman Corp., Class B	1,084	81
Bunge Ltd.	498	39
Burlington Stores, Inc. (f)	186	60
Cable One, Inc.	14	27
Cabot Oil & Gas Corp.	23,690	414
Cadence Design Systems, Inc. (f)	992	136
Camden Property Trust REIT	378	50
Campbell Soup Co.	620	28
Capital One Financial Corp.	1,598	247
Cardinal Health, Inc.	1,037	59
Carlyle Group, Inc. (The)	501	23
CarMax, Inc. (f)	564	73
Carnival Corp. (f)	25,700	677
Carrier Global Corp.	2,924	142
Carvana Co. (f)	180	54
Catalent, Inc. (f)	574	62
Caterpillar, Inc.	1,951	425
Cboe Global Markets, Inc.	405	48
CBRE Group, Inc., Class A (f)	1,150	99
CDW Corp.	506	88
Celanese Corp.	432	65
Centene Corp. (f)	2,080	152
CenterPoint Energy, Inc.	1,957	48
Ceridian HCM Holding, Inc. (f)	477	46
Cerner Corp.	1,076	84
CF Industries Holdings, Inc.	721	37
CH Robinson Worldwide, Inc.	487	46
Charles Schwab Corp. (The)	5,340	389
Charter Communications, Inc., Class A (f)	498	359
Cheniere Energy, Inc. (f)	848	74
Chevron Corp.	6,852	718
Chewy, Inc., Class A (f)	321	26
Chipotle Mexican Grill, Inc. (f)	76	118
Choice Hotels International, Inc.	1,748	208
Chubb Ltd.	1,586	252
Church & Dwight Co., Inc.	909	77
Cigna Corp.	1,227	291
Cincinnati Financial Corp.	536	62
Cintas Corp.	352	134
Cisco Systems, Inc.	14,863	788
Citigroup, Inc.	7,353	520
Citizens Financial Group, Inc.	1,508	69
Citrix Systems, Inc.	434	51
Clorox Co. (The)	462	83
Cloudflare, Inc., Class A (f)	670	71
CME Group, Inc.	1,219	259
CMS Energy Corp.	1,016	60
Coca-Cola Co. (The)	14,469	783
Cognex Corp.	595	50
Cognizant Technology Solutions Corp., Class A	1,925	133
Colgate-Palmolive Co.	2,940	239
Comcast Corp., Class A	16,030	914
Conagra Brands, Inc.	1,699	62
ConocoPhillips	70,239	4,278
Consolidated Edison, Inc.	1,158	83

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Constellation Brands, Inc., Class A	586	137
Cooper Cos., Inc. (The)	153	61
Copart, Inc. (f)	703	93
Corning, Inc.	2,663	109
Corteva, Inc.	2,637	117
CoStar Group, Inc. (f)	1,130	94
Costco Wholesale Corp.	1,555	615
Coupa Software, Inc. (f)	200	52
Crowdstrike Holdings, Inc., Class A (f)	611	154
Crown Castle International Corp. REIT	1,536	300
Crown Holdings, Inc.	483	49
CSX Corp.	8,040	258
Cummins, Inc.	520	127
CVS Health Corp.	4,624	386
Danaher Corp.	2,226	597
Darden Restaurants, Inc.	469	68
Datadog, Inc., Class A (f)	595	62
DaVita, Inc. (f)	324	39
Deere & Co.	1,052	371
Dell Technologies, Inc., Class C (f)	901	90
Delta Air Lines, Inc. (f)	11,068	479
DENTSPLY SIRONA, Inc.	719	45
Devon Energy Corp.	31,266	913
DexCom, Inc. (f)	376	161
Digital Realty Trust, Inc. REIT	1,007	151
Discover Financial Services	1,071	127
Discovery, Inc., Class A (f)	551	17
Discovery, Inc., Class C (f)	1,071	31
DISH Network Corp., Class A (f)	890	37
DocuSign, Inc. (f)	605	169
Dollar General Corp.	918	199
Dollar Tree, Inc. (f)	874	87
Dominion Energy, Inc.	2,932	216
Domino's Pizza, Inc.	113	53
Dover Corp.	508	76
Dow, Inc.	2,626	166
DR Horton, Inc.	1,177	106
DraftKings, Inc., Class A (f)	597	31
Dropbox, Inc., Class A (f)	1,111	34
DTE Energy Co.	651	84
Duke Energy Corp.	2,613	258
Duke Realty Corp. REIT	1,374	65
DuPont de Nemours, Inc.	1,900	147
Dynatrace, Inc. (f)	623	36
Eastman Chemical Co.	485	57
Eaton Corp., PLC	1,442	214
eBay, Inc.	2,461	173
Ecolab, Inc.	929	191
Edison International	1,371	79
Edwards Lifesciences Corp. (f)	2,181	226
Elanco Animal Health, Inc. (f)	1,486	52
Electronic Arts, Inc.	1,033	149
Eli Lilly & Co.	3,091	709
Emerson Electric Co.	2,119	204
Empire State Realty Trust, Inc., Class A REIT	19,614	235
Enphase Energy, Inc. (f)	440	81
Entergy Corp.	672	67
EOG Resources, Inc.	2,095	175
EPAM Systems, Inc. (f)	159	81
Equifax, Inc.	450	108
Equinix, Inc. REIT	356	286

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Equitable Holdings, Inc.	1,445	44
Equity Lifestyle Properties, Inc. REIT	594	44
Equity Residential REIT	1,359	105
Erie Indemnity Co., Class A	73	14
Essential Utilities, Inc.	867	40
Essex Property Trust, Inc. REIT	187	56
Estee Lauder Cos., Inc. (The), Class A	848	270
Etsy, Inc. (f)	461	95
Everest Re Group Ltd.	114	29
Evergy, Inc.	849	51
Eversource Energy	1,171	94
Exact Sciences Corp. (f)	560	70
Exelon Corp.	3,475	154
Expedia Group, Inc. (f)	481	79
Expeditors International of Washington, Inc.	581	74
Extra Space Storage, Inc. REIT	468	77
Exxon Mobil Corp.	15,097	952
F5 Networks, Inc. (f)	174	32
Facebook, Inc., Class A (f)	8,449	2,938
Factset Research Systems, Inc.	108	36
Fair Isaac Corp. (f)	83	42
Fastenal Co.	2,034	106
FedEx Corp.	903	269
Fidelity National Financial, Inc.	996	43
Fidelity National Information Services, Inc.	2,162	306
Fifth Third Bancorp	2,527	97
First Republic Bank	596	112
FirstEnergy Corp.	1,936	72
Fiserv, Inc. (f)	2,034	217
FleetCor Technologies, Inc. (f)	339	87
FMC Corp.	472	51
Ford Motor Co. (f)	30,063	447
Fortinet, Inc. (f)	492	117
Fortive Corp.	1,064	74
Fortune Brands Home & Security, Inc.	490	49
Fox Corp., Class A	1,146	43
Fox Corp., Class B	572	20
Franklin Resources, Inc.	1,052	34
Freeport-McMoRan, Inc.	5,191	193
Garmin Ltd.	507	73
Gartner, Inc. (f)	356	86
Generac Holdings, Inc. (f)	175	73
General Dynamics Corp.	5,268	992
General Electric Co.	31,033	418
General Mills, Inc.	2,144	131
General Motors Co. (f)	9,924	587
Genuine Parts Co.	508	64
Gilead Sciences, Inc.	4,471	308
Global Payments, Inc.	1,057	198
Globe Life, Inc.	383	36
GoDaddy, Inc., Class A (f)	581	50
Goldman Sachs Group, Inc. (The)	1,135	431
Guidewire Software, Inc. (f)	338	38
Halliburton Co.	3,151	73
Hartford Financial Services Group, Inc. (The)	1,212	75
Hasbro, Inc.	468	44
HCA Healthcare, Inc.	965	199
Healthpeak Properties, Inc. REIT	1,937	64
HEICO Corp.	123	17
HEICO Corp., Class A	205	25

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Henry Schein, Inc. (f)	507	38
Hershey Co. (The)	520	91
Hess Corp.	15,721	1,373
Hewlett Packard Enterprise Co.	4,556	66
Hilton Worldwide Holdings, Inc. (f)	10,961	1,322
Hologic, Inc. (f)	940	63
Home Depot, Inc. (The)	3,729	1,189
Honeywell International, Inc.	2,485	545
Horizon Therapeutics PLC (f)	825	77
Hormel Foods Corp.	1,050	50
Host Hotels & Resorts, Inc. REIT (f)	2,503	43
Howmet Aerospace, Inc. (f)	1,404	48
HP, Inc.	4,824	146
HubSpot, Inc. (f)	125	73
Humana, Inc.	479	212
Huntington Bancshares, Inc.	3,596	51
Huntington Ingalls Industries, Inc.	733	154
Hyatt Hotels Corp., Class A (f)	4,220	328
IAC/InterActiveCorp (f)	329	51
IDEX Corp.	316	69
IDEXX Laboratories, Inc. (f)	343	217
IHS Markit Ltd.	1,236	139
Illinois Tool Works, Inc.	1,099	246
Illumina, Inc. (f)	517	245
Incyte Corp. (f)	635	53
Ingersoll Rand, Inc. (f)	1,209	59
Insulet Corp. (f)	183	50
Intel Corp.	14,515	815
Intercontinental Exchange, Inc.	2,003	238
International Business Machines Corp.	3,132	459
International Flavors & Fragrances, Inc.	832	124
International Paper Co.	1,365	84
Interpublic Group of Cos., Inc. (The)	1,403	46
Intuit, Inc.	951	466
Intuitive Surgical, Inc. (f)	436	401
Invesco Ltd.	1,406	38
Invitation Homes, Inc. REIT	1,999	75
Ionis Pharmaceuticals, Inc. (f)	485	19
IPG Photonics Corp. (f)	105	22
IQVIA Holdings, Inc. (f)	647	157
Iron Mountain, Inc. REIT	1,019	43
Jack Henry & Associates, Inc.	319	52
Jacobs Engineering Group, Inc.	468	62
Jazz Pharmaceuticals PLC (f)	175	31
JB Hunt Transport Services, Inc.	341	56
JetBlue Airways Corp. (f)	5,204	87
JM Smucker Co. (The)	429	56
Johnson & Johnson	9,359	1,542
Johnson Controls International PLC	2,559	176
JPMorgan Chase & Co.	10,735	1,670
Juniper Networks, Inc.	1,136	31
Kansas City Southern	368	104
Kellogg Co.	934	60
Keurig Dr Pepper, Inc.	2,010	71
KeyCorp	3,476	72
Keysight Technologies, Inc. (f)	624	96
Kimberly-Clark Corp.	1,173	157
Kinder Morgan, Inc.	7,274	133
KKR & Co., Inc., Class A	1,752	104
KLA Corp.	532	172
Knight-Swift Transportation Holdings, Inc.	460	21

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Kraft Heinz Co. (The)	2,408	98
Kroger Co. (The)	2,700	103
L3Harris Technologies, Inc.	3,884	839
Laboratory Corp. of America Holdings (f)	376	104
Lam Research Corp.	496	323
Lamb Weston Holdings, Inc.	516	42
Las Vegas Sands Corp. (f)	1,184	62
Lear Corp.	160	28
Leidos Holdings, Inc.	485	49
Lennar Corp., Class A	973	97
Lennox International, Inc.	97	34
Liberty Broadband Corp., Class A (f)	72	12
Liberty Broadband Corp., Class C (f)	554	96
Liberty Global PLC, Class A (f)	563	15
Liberty Global PLC Series C (f)	1,352	37
Liberty Media Corp-Liberty SiriusXM, Class A (f)	345	16
Liberty Media Corp-Liberty SiriusXM, Class C (f)	595	28
Liberty Media Corp.-Liberty Formula One, Class C (f)	677	33
Lincoln National Corp.	649	41
Linde PLC	1,901	550
Live Nation Entertainment, Inc. (f)	556	49
LKQ Corp. (f)	1,013	50
Lockheed Martin Corp.	5,223	1,976
Loews Corp.	904	49
Lowe's Cos., Inc.	2,541	493
Lululemon Athletica, Inc. (f)	454	166
Lumen Technologies, Inc.	3,238	44
LyondellBasell Industries N.V., Class A	964	99
M&T Bank Corp.	460	67
Marathon Petroleum Corp.	2,261	137
Markel Corp. (f)	40	47
MarketAxess Holdings, Inc.	109	50
Marriott International, Inc., Class A (f)	12,881	1,758
Marriott Vacations Worldwide Corp. (f)	1,422	226
Marsh & McLennan Cos., Inc.	1,748	246
Martin Marietta Materials, Inc.	177	62
Marvell Technology, Inc.	2,769	161
Masco Corp.	938	55
Masimo Corp. (f)	150	36
Mastercard, Inc., Class A	3,134	1,144
Match Group, Inc. (f)	932	150
Maxim Integrated Products, Inc.	956	101
McCormick & Co., Inc.	912	81
McDonald's Corp.	2,629	607
McKesson Corp.	558	107
Medical Properties Trust, Inc. REIT	2,034	41
Medtronic PLC	4,741	588
MercadoLibre, Inc. (f)	129	201
Merck & Co., Inc.	8,976	698
MetLife, Inc.	2,683	161
Mettler-Toledo International, Inc. (f)	68	94
MGM Resorts International	1,638	70
Microchip Technology, Inc.	932	140
Micron Technology, Inc. (f)	3,946	335
Microsoft Corp.	25,137	6,810
Mid-America Apartment Communities, Inc. REIT	427	72
Moderna, Inc. (f)	993	233
Mohawk Industries, Inc. (f)	171	33
Molina Healthcare, Inc. (f)	169	43
Molson Coors Beverage Co., Class B (f)	640	34

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Mondelez International, Inc., Class A	5,097	318
MongoDB, Inc. (f)	153	55
Monolithic Power Systems, Inc.	120	45
Monster Beverage Corp. (f)	1,437	131
Moody's Corp.	580	210
Mosaic Co. (The)	1,236	39
Motorola Solutions, Inc.	588	127
MSCI, Inc.	337	180
Nasdaq, Inc.	427	75
NetApp, Inc.	828	68
Netflix, Inc. (f)	1,564	826
Neurocrine Biosciences, Inc. (f)	356	35
Newell Brands, Inc.	1,448	40
Newmont Corp.	2,894	183
News Corp., Class A	1,406	36
NextEra Energy, Inc.	6,869	503
NIKE, Inc., Class B	4,485	693
NiSource, Inc.	1,396	34
Nordson Corp.	157	34
Norfolk Southern Corp.	923	245
Northern Trust Corp.	665	77
Northrop Grumman Corp.	3,073	1,117
NortonLifeLock, Inc.	2,004	55
Norwegian Cruise Line Holdings Ltd. (f)	8,100	238
Novocure Ltd. (f)	350	78
NRG Energy, Inc.	904	36
Nucor Corp.	1,038	100
NVIDIA Corp.	2,168	1,735
NVR, Inc. (f)	10	50
NXP Semiconductors N.V.	870	179
O'Reilly Automotive, Inc. (f)	207	117
Occidental Petroleum Corp.	3,418	107
OGE Energy Corp.	673	23
Okta, Inc. (f)	446	109
Old Dominion Freight Line, Inc.	364	92
Omega Healthcare Investors, Inc. REIT	843	31
Omnicom Group, Inc.	709	57
ON Semiconductor Corp. (f)	1,456	56
ONEOK, Inc.	1,573	87
Oracle Corp.	6,865	534
Organon & Co. (f)	927	28
Otis Worldwide Corp.	1,472	120
Owens Corning	401	39
PACCAR, Inc.	1,188	106
Packaging Corp. of America	371	50
Palo Alto Networks, Inc. (f)	375	139
Paramount Group, Inc. REIT	25,487	257
Parker Hannifin Corp.	465	143
Paychex, Inc.	1,120	120
Paycom Software, Inc. (f)	141	51
PayPal Holdings, Inc. (f)	3,966	1,156
Peloton Interactive, Inc., Class A (f)	860	107
Pentair PLC	570	38
PepsiCo, Inc.	4,851	719
PerkinElmer, Inc.	420	65
Pfizer, Inc.	19,691	771
PG&E Corp. (f)	5,258	53
Philip Morris International, Inc.	5,561	551
Phillips 66	1,560	134
Pinnacle West Capital Corp.	421	34
Pinterest, Inc., Class A (f)	1,883	149

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Pioneer Natural Resources Co.	11,469	1,864
Plug Power, Inc. (f)	1,591	54
PNC Financial Services Group, Inc. (The)	1,501	286
Pool Corp.	113	52
PPD, Inc. (f)	453	21
PPG Industries, Inc.	867	147
PPL Corp.	2,698	75
Principal Financial Group, Inc.	983	62
Procter & Gamble Co. (The)	8,775	1,184
Progressive Corp. (The)	2,087	205
Prologis, Inc. REIT	2,617	313
Prudential Financial, Inc.	1,426	146
PTC, Inc. (f)	418	59
Public Service Enterprise Group, Inc.	1,740	104
Public Storage REIT	551	166
Pulte Group, Inc.	954	52
Qorvo, Inc. (f)	422	83
QUALCOMM, Inc.	3,979	569
Quest Diagnostics, Inc.	485	64
Raymond James Financial, Inc.	451	59
Raytheon Technologies Corp.	28,838	2,460
Realty Income Corp. REIT	1,209	81
Regency Centers Corp. REIT	588	38
Regeneron Pharmaceuticals, Inc. (f)	397	222
Regions Financial Corp.	3,422	69
Reinsurance Group of America, Inc.	195	22
RenaissanceRe Holdings Ltd.	145	22
Republic Services, Inc.	834	92
ResMed, Inc.	512	126
RingCentral, Inc., Class A (f)	319	93
Robert Half International, Inc.	425	38
Rockwell Automation, Inc.	430	123
Roku, Inc. (f)	404	185
Rollins, Inc.	832	28
Roper Technologies, Inc.	397	187
Ross Stores, Inc.	1,206	150
Royal Caribbean Cruises Ltd. (f)	6,352	542
Royalty Pharma PLC, Class A	602	25
RPM International, Inc.	466	41
S&P Global, Inc.	881	362
salesforce.com, Inc. (f)	3,169	774
Sarepta Therapeutics, Inc. (f)	320	25
SBA Communications Corp. REIT	421	134
Schlumberger N.V.	5,001	160
Seagate Technology Holdings PLC	856	75
Seagen, Inc. (f)	463	73
Sealed Air Corp.	543	32
SEI Investments Co.	451	28
Sempra Energy	1,025	136
Sensata Technologies Holding PLC (f)	546	32
ServiceNow, Inc. (f)	662	364
Sherwin-Williams Co. (The)	894	244
Simon Property Group, Inc. REIT	1,125	147
Sirius XM Holdings, Inc.	3,727	24
Skyworks Solutions, Inc.	573	110
SL Green Realty Corp. REIT	8,132	651
Slack Technologies, Inc., Class A (f)	1,610	71
Snap, Inc., Class A (f)	3,242	221
Snap-On, Inc.	146	33
Snowflake, Inc., Class A (f)	72	17

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

SolarEdge Technologies, Inc. (f)	147	41
Southern Co. (The)	3,710	224
Southwest Airlines Co. (f)	11,244	597
Splunk, Inc. (f)	563	81
Square, Inc., Class A (f)	1,403	342
SS&C Technologies Holdings, Inc.	854	62
Stanley Black & Decker, Inc.	552	113
Starbucks Corp.	4,158	465
State Street Corp.	1,210	100
Steel Dynamics, Inc.	681	41
STERIS PLC	344	71
Stryker Corp.	1,167	303
Sun Communities, Inc. REIT	408	70
Sunrun, Inc. (f)	431	24
SVB Financial Group (f)	146	81
Synchrony Financial	1,882	91
Synopsys, Inc. (f)	530	146
Sysco Corp.	1,684	131
T Rowe Price Group, Inc.	848	168
T-Mobile US, Inc. (f)	1,995	289
Take-Two Interactive Software, Inc. (f)	433	77
Target Corp.	1,708	413
TE Connectivity Ltd.	1,135	153
Teladoc Health, Inc. (f)	437	73
Teledyne Technologies, Inc. (f)	112	47
Teleflex, Inc.	134	54
Teradyne, Inc.	567	76
Tesla, Inc. (f)	2,677	1,820
Texas Instruments, Inc.	3,203	616
Textron, Inc.	839	58
Thermo Fisher Scientific, Inc.	1,437	725
TJX Cos., Inc. (The)	4,194	283
Tractor Supply Co.	428	80
Trade Desk, Inc. (The), Class A (f)	1,230	95
Tradeweb Markets, Inc., Class A	359	30
Trane Technologies PLC	885	163
TransDigm Group, Inc. (f)	145	94
TransUnion	641	70
Travelers Cos., Inc. (The)	923	138
Trimble, Inc. (f)	914	75
Truist Financial Corp.	4,776	265
Twilio, Inc., Class A (f)	503	198
Twitter, Inc. (f)	2,782	191
Tyler Technologies, Inc. (f)	114	52
Tyson Foods, Inc., Class A	1,039	77
Uber Technologies, Inc. (f)	3,292	165
UDR, Inc. REIT	1,038	51
UGI Corp.	690	32
Ulta Beauty, Inc. (f)	152	53
Union Pacific Corp.	2,424	533
United Airlines Holdings, Inc. (f)	7,354	385
United Parcel Service, Inc., Class B	2,512	522
United Rentals, Inc. (f)	204	65
UnitedHealth Group, Inc.	3,405	1,363
Universal Health Services, Inc., Class B	321	47
US Bancorp	4,743	270
Vail Resorts, Inc. (f)	114	36
Valero Energy Corp.	1,480	116
Veeva Systems, Inc., Class A (f)	487	151
Ventas, Inc. REIT	1,353	77
VEREIT, Inc. REIT	826	38

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

VeriSign, Inc. (f)	393	89
Verisk Analytics, Inc.	543	95
Verizon Communications, Inc.	14,773	828
Vertex Pharmaceuticals, Inc. (f)	947	191
VF Corp.	1,143	94
ViacomCBS, Inc., Class B	1,994	90
Viatris, Inc.	4,460	64
VICI Properties, Inc. REIT	1,930	60
Vimeo, Inc. (f)	471	23
Visa, Inc., Class A	6,038	1,412
Vistra Corp.	1,553	29
VMware, Inc., Class A (f)	339	54
Vornado Realty Trust REIT	22,476	1,049
Voya Financial, Inc.	458	28
Vulcan Materials Co.	480	84
Walgreens Boots Alliance, Inc.	2,591	136
Walmart, Inc.	5,039	711
Walt Disney Co. (The) (f)	6,366	1,119
Waste Connections, Inc.	953	114
Waste Management, Inc.	1,503	211
Waters Corp. (f)	174	60
Wayfair, Inc., Class A (f)	201	63
WEC Energy Group, Inc.	1,107	98
Wells Fargo & Co.	13,862	628
Welltower, Inc. REIT	1,484	123
West Pharmaceutical Services, Inc.	211	76
Western Digital Corp. (f)	1,048	75
Western Union Co. (The)	1,477	34
Westinghouse Air Brake Technologies Corp.	615	51
WestRock Co.	951	51
Weyerhaeuser Co. REIT	2,621	90
Whirlpool Corp.	177	39
Williams Cos., Inc. (The)	4,285	114
Willis Towers Watson PLC	472	109
Workday, Inc., Class A (f)	613	146
WP Carey, Inc. REIT	600	45
WR Berkley Corp.	507	38
WW Grainger, Inc.	130	57
Wyndham Hotels & Resorts, Inc.	2,720	197
Wynn Resorts Ltd. (f)	392	48
Xcel Energy, Inc.	1,905	125
Xilinx, Inc.	905	131
XPO Logistics, Inc. (f)	357	50
Xylem, Inc.	615	74
Yum! Brands, Inc.	1,064	122
Zebra Technologies Corp., Class A (f)	150	79
Zendesk, Inc. (f)	436	63
Zillow Group, Inc., Class A (f)	171	21
Zillow Group, Inc., Class C (f)	520	64
Zimmer Biomet Holdings, Inc.	692	111
Zoetis, Inc.	1,662	310
Zoom Video Communications, Inc., Class A (f)	655	253
Zscaler, Inc. (f)	312	67
		160,106
Total Common Stocks (Cost $172,048)		245,620

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Short-Term Investments (8.2%)
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $40,075)	40,074,716	40,075

	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill,
0.03%, 11/4/21 (j)(k) (Cost $2,491)	$2,491	2,491
Total Short-Term Investments (Cost $42,566)		42,566
Total Investments (101.3%) (Cost $448,168) (l)(m)(n)		528,937
Liabilities in Excess of Other Assets (-1.3%)		(6,805)
Net Assets (100.0%)		$522,132

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	At June 30, 2021, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s (as defined herein) Trustees.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by approximately $35,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at June 30, 2021.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $89,262,000 and the aggregate gross unrealized depreciation is approximately $11,813,000, resulting in net unrealized appreciation of approximately $77,449,000.
(n)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia And New Zealand Banking Group	JPY	619,978		$5,662	8/20/21	$79
Australia And New Zealand Banking Group		$583	CNH	3,742	8/20/21	(7)
Australia And New Zealand Banking Group		$2,552	CNH	16,377	8/20/21	(28)
Bank of America NA	DKK	706		$116	8/20/21	3
Bank of America NA	NOK	241		$29	8/20/21	1
Bank of America NA		$207	CHF	186	8/20/21	(7)
Bank of America NA		$208	CNH	1,350	8/20/21	(—@ )
Bank of America NA		$70	DKK	430	8/20/21	(2)
Bank of America NA		$11,175	EUR	9,165	8/20/21	(296)
Bank of America NA		$6,188	JPY	678,104	8/20/21	(82)
Bank of America NA		$53	NOK	438	8/20/21	(2)
Bank of America NA		$176	NZD	246	8/20/21	(4)
Bank of America NA		$208	SEK	1,721	8/20/21	(7)
Bank of America NA	CNH	10,096		$1,566	9/16/21	13
Bank of America NA	EUR	549		$666	9/16/21	15
Bank of America NA	PLN	252		$67	9/16/21	1
Bank of America NA		$171	ILS	554	9/17/21	(1)
Bank of New York Mellon	EUR	236		$287	9/16/21	6
Barclays Bank PLC		$1	GBP	—@	8/20/21	(—@ )
Barclays Bank PLC		$214	IDR	3,075,377	8/20/21	(3)
Barclays Bank PLC		$567	KRW	633,273	8/20/21	(5)
Barclays Bank PLC	CAD	438		$354	9/16/21	—@
Barclays Bank PLC	EUR	50		$61	9/16/21	1
BNP Paribas SA	AUD	2,080		$1,610	8/20/21	50
BNP Paribas SA	CAD	1,509		$1,245	8/20/21	28
BNP Paribas SA	IDR	2,172,731		$151	8/20/21	2
BNP Paribas SA	JPY	46,735		$422	8/20/21	1
BNP Paribas SA	NZD	70		$50	8/20/21	1
BNP Paribas SA	RUB	6,171		$83	8/20/21	(1)
BNP Paribas SA		$3,618	CNH	23,422	8/20/21	(8)
BNP Paribas SA		$1,777	KRW	2,004,312	8/20/21	3
BNP Paribas SA		$147	PEN	545	8/20/21	(5)
BNP Paribas SA	HUF	6,262		$22	8/23/21	1
BNP Paribas SA	AUD	139		$107	9/16/21	3
BNP Paribas SA	BRL	58,645		$11,435	9/16/21	(248)
BNP Paribas SA	CAD	77		$63	9/16/21	1
BNP Paribas SA	CNY	80,595		$12,538	9/16/21	129
BNP Paribas SA	EUR	450		$546	9/16/21	12
BNP Paribas SA	EUR	1,573		$1,867	9/16/21	(1)
BNP Paribas SA	GBP	646		$892	9/16/21	(2)
BNP Paribas SA	HKD	915		$118	9/16/21	—@
BNP Paribas SA	HKD	2,299		$296	9/16/21	(—@ )
BNP Paribas SA	INR	4,772		$65	9/16/21	1
BNP Paribas SA	JPY	155,701		$1,403	9/16/21	1
BNP Paribas SA	NZD	172		$122	9/16/21	2
BNP Paribas SA	RUB	2,327		$32	9/16/21	1
BNP Paribas SA	TWD	1,768		$65	9/16/21	1
BNP Paribas SA		$1,534	CHF	1,377	9/16/21	(43)
BNP Paribas SA		$28	CLP	20,309	9/16/21	(1)
BNP Paribas SA		$67	COP	242,881	9/16/21	(3)

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

BNP Paribas SA		$4,836	GBP	3,434	9/16/21	(85)
BNP Paribas SA		$20	IDR	285,595	9/16/21	(—@ )
BNP Paribas SA		$4,327	JPY	476,157	9/16/21	(38)
BNP Paribas SA		$106	KRW	118,323	9/16/21	(1)
BNP Paribas SA		$10	PEN	39	9/16/21	—@
BNP Paribas SA		$48	SGD	63	9/16/21	(1)
BNP Paribas SA		$2,229	MXN	45,026	9/17/21	9
Citibank NA		$732	AUD	947	8/20/21	(22)
Citibank NA		$1,467	CAD	1,778	8/20/21	(33)
Citibank NA		$305	SGD	406	8/20/21	(3)
Citibank NA		$506	THB	15,946	8/20/21	(9)
Citibank NA		$123	THB	3,841	8/20/21	(3)
Citibank NA		$11	CZK	229	9/16/21	(—@ )
Citibank NA		$7	THB	223	9/16/21	(—@ )
Citibank NA		$79	ILS	255	9/17/21	(—@ )
Commonwealth Bank of Australia	EUR	92		$112	9/16/21	3
Commonwealth Bank of Australia	NZD	41		$29	9/16/21	1
Credit Suisse International	EUR	64		$78	9/16/21	2
Goldman Sachs International	CAD	282		$234	8/20/21	6
Goldman Sachs International	MXN	4,006		$202	8/20/21	2
Goldman Sachs International		$119	RON	481	8/20/21	(3)
Goldman Sachs International		$49	HUF	14,080	8/23/21	(2)
Goldman Sachs International	EUR	1,371		$1,666	9/16/21	38
Goldman Sachs International		$1,480	CHF	1,326	9/16/21	(44)
Goldman Sachs International		$13	CZK	278	9/16/21	(—@ )
HSBC Bank PLC	PLN	272		$74	8/20/21	3
HSBC Bank PLC	SEK	774		$94	8/20/21	3
JPMorgan Chase Bank NA		$200	CAD	249	7/6/21	—@
JPMorgan Chase Bank NA	CNH	2,595		$373	8/12/21	(27)
JPMorgan Chase Bank NA	CNH	2,063		$303	8/12/21	(16)
JPMorgan Chase Bank NA	CNH	78,238		$11,980	8/12/21	(84)
JPMorgan Chase Bank NA		$589	CNH	4,185	8/12/21	56
JPMorgan Chase Bank NA		$10,322	CNH	73,272	8/12/21	976
JPMorgan Chase Bank NA		$788	CNH	5,273	8/12/21	26
JPMorgan Chase Bank NA		$25	CNH	165	8/12/21	—@
JPMorgan Chase Bank NA	CAD	77		$64	8/20/21	2
JPMorgan Chase Bank NA	CAD	249		$200	8/20/21	(—@ )
JPMorgan Chase Bank NA	EUR	1,226		$1,454	8/20/21	(1)
JPMorgan Chase Bank NA	GBP	466		$661	8/20/21	15
JPMorgan Chase Bank NA	JPY	3,746		$34	8/20/21	—@
JPMorgan Chase Bank NA		$855	CHF	766	8/20/21	(26)
JPMorgan Chase Bank NA		$190	CZK	3,944	8/20/21	(6)
JPMorgan Chase Bank NA		$46	EUR	38	8/20/21	(—@ )
JPMorgan Chase Bank NA		$6,672	EUR	5,455	8/20/21	(197)
JPMorgan Chase Bank NA		$31	EUR	26	8/20/21	(1)
JPMorgan Chase Bank NA		$41	GBP	29	8/20/21	(—@ )
JPMorgan Chase Bank NA		$6	GBP	4	8/20/21	(—@ )
JPMorgan Chase Bank NA		$36	JPY	4,024	8/20/21	(—@ )
JPMorgan Chase Bank NA		$70	PLN	260	8/20/21	(2)
JPMorgan Chase Bank NA		$324	SEK	2,678	8/20/21	(10)
JPMorgan Chase Bank NA	AUD	323		$242	9/16/21	(—@ )
JPMorgan Chase Bank NA	EUR	1,633		$1,982	9/16/21	43
JPMorgan Chase Bank NA	NOK	474		$57	9/16/21	2
JPMorgan Chase Bank NA		$161	CHF	145	9/16/21	(5)
JPMorgan Chase Bank NA	MXN	7,422		$369	9/17/21	—@
Royal Bank of Canada	CNH	940		$147	8/20/21	2
Royal Bank of Canada		$202	JPY	22,202	8/20/21	(2)
Royal Bank of Canada		$88	SGD	117	8/20/21	(1)
State Street Bank and Trust Co.	EUR	2,004		$2,443	8/20/21	65
State Street Bank and Trust Co.	EUR	5,226		$6,370	8/20/21	167

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

State Street Bank and Trust Co.	GBP	481		$681	8/20/21	16
State Street Bank and Trust Co.	GBP	1,165		$1,643	8/20/21	32
State Street Bank and Trust Co.		$2,291	GBP	1,623	8/20/21	(45)
State Street Bank and Trust Co.		$2,022	JPY	219,896	8/20/21	(42)
State Street Bank and Trust Co.		$146	MXN	2,913	8/20/21	(1)
State Street Bank and Trust Co.	AUD	14		$11	9/16/21	—@
UBS AG	AUD	5,483		$4,267	8/20/21	154
UBS AG	CNH	13,890		$2,160	8/20/21	19
UBS AG	DKK	379		$62	8/20/21	2
UBS AG	EUR	376		$457	8/20/21	10
UBS AG	GBP	275		$389	8/20/21	7
UBS AG	MXN	6,408		$320	8/20/21	1
UBS AG		$17	AUD	22	8/20/21	(1)
UBS AG		$85	CZK	1,763	8/20/21	(3)
UBS AG		$524	EUR	428	8/20/21	(16)
UBS AG		$60	NOK	495	8/20/21	(2)
UBS AG		$110	PLN	404	8/20/21	(4)
UBS AG		$37	RON	151	8/20/21	(1)
UBS AG		$73	HUF	21,123	8/23/21	(2)
UBS AG	CAD	122		$100	9/16/21	2
UBS AG	CHF	183		$198	9/16/21	—@
UBS AG	DKK	370		$60	9/16/21	1
UBS AG	TRY	458		$51	9/16/21	—@
UBS AG		$2,660	CHF	2,386	9/16/21	(77)
UBS AG		$1,083	GBP	769	9/16/21	(19)
UBS AG		$16	HUF	4,751	9/16/21	(—@ )
UBS AG		$2,206	JPY	242,709	9/16/21	(20)
UBS AG		$100	SEK	831	9/16/21	(3)
UBS AG	ZAR	1,082		$78	9/16/21	2
UBS AG		$513	MXN	10,376	9/17/21	3
						$412

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 Index (Germany)	19	Sep-21	EUR	—@	$914	$(11)
Gold Futures (United States)	57	Aug-21		$6	10,098	(638)
SGX MSCI Singapore (Singapore)	2	Jul-21	SGD	—@	53	—@
South Korea 10 yr. Bond (Korea, Republic of)	22	Sep-21	KRW	2,200,000	2,457	(3)
U.S. Treasury 10 yr. Note (United States)	121	Sep-21		$12,100	16,033	92
U.S. Treasury 5 yr. Note (United States)	207	Sep-21		20,700	25,550	(73)

Short:
Copper High Grade Index (United States)	22	Sep-21		(550)	(2,359)	121
FTSE 100 Index (United Kingdom)	2	Sep-21	GBP	(—@ )	(193)	2
German Euro BTP (Germany)	54	Sep-21	EUR	(5,400)	(9,695)	(49)
German Euro Bund (Germany)	3	Sep-21		(300)	(614)	(4)
MSCI Emerging Market E Mini (United States)	55	Sep-21		$(3)	(3,753)	18
NIKKEI 225 Index (Japan)	5	Sep-21	JPY	(2)	(647)	—@
S&P 500 E Mini Index (United States)	11	Sep-21		$(1)	(2,359)	(1)
U.S. Treasury 10 yr. Note (United States)	2	Sep-21		(200)	(265)	(1)
U.S. Treasury Ultra Long Bond (United States)	220	Sep-21		(22,000)	(32,385)	(494)
U.S. Treasury Ultra Long Bond (United States)	63	Sep-21		(6,300)	(12,139)	(466)
UK Long Gilt Bond (United Kingdom)	2	Sep-21	GBP	(200)	(355)	(3)
						$(1,510)

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at June 30, 2021:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24%	Semi-Annual/ Quarterly	3/30/30		$1,286	$171	$—	$171
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30		4,644	602	—	602
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.30	Semi-Annual/ Quarterly	3/30/30		1,286	163	—	163
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30		2,143	298	—	298
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.31	Semi-Annual/ Quarterly	4/28/30		790	100	—	100
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.37	Semi-Annual/ Quarterly	5/29/30		628	80	—	80
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.75	Semi-Annual/ Quarterly	7/30/30		318	33	—	33
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.96	Semi-Annual/ Quarterly	8/28/30		591	46	—	46
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.18	Semi-Annual/ Quarterly	12/23/30		1,679	78	—	78
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.56	Semi-Annual/ Quarterly	5/24/31		3,458	8	—	8
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.46	Semi-Annual/ Quarterly	6/11/31		802	(5)	—	(5)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.46	Semi-Annual/ Quarterly	6/11/31		2,948	17	—	17
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/3/30	MXN	21,597	(89)	—	(89)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/4/30		28,012	(116)	—	(116)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/4/30		28,049	(117)	—	(117)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.58	Quarterly/ Quarterly	11/1/30		17,247	(85)	—	(85)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.59	Quarterly/ Quarterly	11/1/30		17,250	(84)	—	(84)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.60	Quarterly/ Quarterly	11/1/30		33,825	(163)	—	(163)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		28,185	(135)	—	(135)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		39,460	(189)	—	(189)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		39,460	(189)	—	(189)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.03	Quarterly/ Quarterly	2/12/31		22,253	(75)	—	(75)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.03	Quarterly/ Quarterly	2/12/31		22,253	(76)	—	(76)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.72	Quarterly/ Quarterly	5/29/31		64,732	(63)	—	(63)
Morgan Stanley & Co. LLC*	3 Month LIBOR	Receive	2.57	Semi-Annual/ Quarterly	5/26/31		$921	(3)	—	(3)
								$207	$—	$207

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at June 30, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Bitcoin Plays Basket Index	Pay	3 Month USD LIBOR plus 2.25%	Quarterly	5/23/22	$769	$(73)	$—	$(73)
Barclays Bank PLC	Barclays Electric Vehicles Basket Index	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	6/13/22	2,154	(362)	—	(362)
Barclays Bank PLC	Barclays Electric Vehicles Basket Index	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	6/13/22	671	(119)	—	(119)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/21	363	(5)	—	(5)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	1,701	(23)	—	(23)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	2,267	(30)	—	(30)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	2,377	(32)	—	(32)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	628	(6)	—	(6)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	2,942	(39)	—	(39)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	1,406	(19)	—	(19)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	1,398	(19)	—	(19)
BNP Paribas SA	MSCI Emerging Markets ex China Index	Receive	3 Month USD LIBOR plus 0.52%	Quarterly	1/13/22	411	(4)	—	(4)
BNP Paribas SA	MSCI Emerging Markets ex China Index	Receive	3 Month USD LIBOR plus 0.52%	Quarterly	1/13/22	1,648	101	—	101
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.07%	Quarterly	2/10/22	3,806	(61)	—	(61)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	2/10/22	16,389	(321)	—	(321)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	8,143	(8)	—	(8)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	34,158	1,012	—	1,012
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	2,157	(15)	—	(15)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	5,254	(5)	—	(5)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	5,180	(12)	—	(12)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	4,407	(35)	—	(35)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	5,320	(43)	—	(43)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	712	1	—	1
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,750	6	—	6
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,740	12	—	12
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,409	6	—	6
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,758	12	—	12
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	2,873	(74)	—	(74)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	7,007	(208)	—	(208)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	6,920	(235)	—	(235)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	5,860	(187)	—	(187)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	6,962	(198)	—	(198)
JPMorgan Chase Bank NA	JPM SPX 500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	17,858	(297)	—	(297)
JPMorgan Chase Bank NA	JPM SPX 500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	4,126	(78)	—	(78)
JPMorgan Chase Bank NA	JPM SPX 500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	5,928	(64)	—	(64)
JPMorgan Chase Bank NA	JPM SPX 500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,369	(15)	—	(15)
JPMorgan Chase Bank NA	JPM SPX 500 Value basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	23,812	(830)	—	(830)
JPMorgan Chase Bank NA	JPM SPX 500 Value basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	5,506	(162)	—	(162)
							$(2,429)	$—	$(2,429)

†† See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$12,713	21.59%
Citigroup, Inc.	79,236	5,606	9.52
Citizens Financial Group, Inc.	15,687	720	1.22
City Developments Ltd.	3,298	170	0.29
Comerica, Inc.	5,287	377	0.64
East West Bancorp, Inc.	4,961	356	0.60
Fifth Third Bancorp	25,079	959	1.63
First Republic Bank	5,750	1,076	1.83
Huntington Bancshares, Inc.	35,695	509	0.87
JPMorgan Chase & Co.	110,953	17,258	29.31
KeyCorp	34,389	710	1.21
M&T Bank Corp.	4,440	645	1.10
People's United Financial, Inc.	13,619	233	0.40
PNC Financial Services Group, Inc. (The)	15,425	2,942	5.00
Regions Financial Corp.	34,597	698	1.19
Signature Bank	1,907	468	0.80
SVB Financial Group	1,793	998	1.69
Truist Financial Corp.	45,852	2,545	4.32
US Bancorp	51,605	2,940	4.99
Wells Fargo & Co.	146,120	6,618	11.24
Zions Bancorp NA	6,245	330	0.56

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Anti-Value Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Anti-Value Basket Index
3D Systems Corp.	1,677	$67	0.66%
8X8, Inc.	2,185	61	0.60
Arrowhead Pharmaceuticals, Inc.	661	55	0.54
Axon Enterprise, Inc.	356	63	0.62
Bio-Techne Corp.	119	53	0.53
Cable One, Inc.	28	54	0.53
Cara Therapeutics, Inc.	3,870	55	0.54
Cardiovascular Systems, Inc.	1,320	56	0.56
Ceva, Inc.	1,142	54	0.53
Chico's Fas, Inc.	9,352	62	0.61
Cognex Corp.	633	53	0.52
Cutera, Inc.	1,098	54	0.53
DexCom, Inc.	131	56	0.55
Enphase Energy, Inc.	374	69	0.68
Glaukos Corp.	683	58	0.57
Green Plains, Inc.	1,651	56	0.55
Harmonic, Inc.	7,037	60	0.59
Helen of Troy Ltd.	244	56	0.55
Heska Corp.	256	59	0.58
IDEXX Laboratories, Inc.	90	57	0.56
Joint Corp. (The)	695	58	0.58
Lattice Semiconductor Corp.	947	53	0.52
Lendingtree, Inc.	253	54	0.53
Liveperson, Inc.	911	58	0.57
Monolithic Power Systems, Inc.	145	54	0.53
Moody's Corp.	150	54	0.54
MSCI, Inc.	108	58	0.57
Neogenomics, Inc.	1,230	56	0.55
NIKE, Inc.	376	58	0.57
NVIDIA Corp.	72	57	0.56
Occidental Petroleum Corp.	1,727	54	0.53
Par Pacific Holdings, Inc.	3,381	57	0.56
Paycom Software, Inc.	156	57	0.56
PayPal Holdings, Inc.	191	56	0.55
Pdf Solutions, Inc.	2,942	53	0.53
RH, Inc.	82	56	0.55
Ryder System, Inc.	1,189	66	0.65
S&P Global, Inc.	131	54	0.53
Sailpoint Technologies Holdings	1,178	60	0.59
ServiceNow, Inc.	109	60	0.59
Shake Shack, Inc. - Class A	564	60	0.59
Staar Surgical Co.	366	56	0.55
Tabula Rasa Healthcare, Inc.	1,182	59	0.58
Techtarget	753	58	0.58
Trex Company, Inc.	520	53	0.52
Trupanion, Inc.	573	66	0.65
Ulta Beauty, Inc.	154	53	0.53
Vicor Corp.	539	57	0.56
Yeti Holdings, Inc.	580	53	0.53
Zoetis, Inc.	287	54	0.53

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Low Vol Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Low Vol Basket Index
Abbott Laboratories	495	$57	0.58%
Adobe, Inc.	107	63	0.63
Agilent Technologies, Inc.	392	58	0.58
Amazon.com, Inc.	17	58	0.58
Amgen, Inc.	228	56	0.56
Analog Devices, Inc.	326	56	0.56
AutoZone, Inc.	39	58	0.58
Cable One, Inc.	30	58	0.59
Cabot Oil & Gas Corp.	3,193	56	0.56
CDW Corp.	323	56	0.57
Charter Communications Operating LLC/Charter Communications Operating Capital	79	57	0.57
Danaher Corp.	223	60	0.60
Deckers Outdoor Corp.	167	64	0.64
Dollar General Corp.	261	57	0.57
Domino's Pizza, Inc.	125	58	0.59
Estee Lauder Cos., Inc. (The)	178	57	0.57
Exxon Mobil Corp.	880	55	0.56
Factset Research Systems, Inc.	166	56	0.56
Helen of Troy Ltd.	262	60	0.60
Home Depot, Inc. (The)	174	55	0.56
Humana, Inc.	127	56	0.56
Intercontinental Exchange, Inc.	482	57	0.57
Intu Properties PLC	117	57	0.58
Jack Henry & Associates, Inc.	343	56	0.56
Keysight Technologies, Inc.	363	56	0.56
Lennox International, Inc.	158	56	0.56
Life Storage, Inc.	523	56	0.56
Merck KGaA	729	57	0.57
Microsoft Corp.	216	58	0.59
Motorola Solutions, Inc.	257	56	0.56
Nasdaq, Inc.	318	56	0.56
National Instruments Corp.	1,313	56	0.56
National Storage Affiliates Trust	1,147	58	0.58
NIKE, Inc.	404	62	0.63
NVR, Inc.	11	56	0.56
O'Reilly Automotive, Inc.	103	58	0.58
Osi Systems, Inc.	557	57	0.57
Paychex, Inc.	527	57	0.57
Public Storage	187	56	0.57
ResMed, Inc.	263	65	0.65
Ross Stores, Inc.	452	56	0.56
S&P Global, Inc.	141	58	0.58
Singapore Technologies Engineering Ltd.	279	58	0.58
Synopsys, Inc.	211	58	0.59
Tesco PLC	299	56	0.56
Thermo Fisher Scientific, Inc.	120	61	0.61
TJX Cos., Inc. (The)	823	56	0.56
Toro Co. (The)	514	56	0.57
Tyler Technologies, Inc.	134	61	0.61
Zoetis, Inc.	309	57	0.58

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Basket Index
Amkor Technology, Inc.	2,341	$55	0.57%
B&G Foods, Inc.	1,645	54	0.55
Big Lots Inc	796	53	0.54
Biogen, Inc.	180	62	0.64
Brinker International, Inc.	913	56	0.58
Cardinal Health, Inc.	912	52	0.53
Centene Corp.	722	53	0.54
Cirrus Logic, Inc.	665	57	0.58
Clearwater Paper Corp.	1,790	52	0.53
Corecivic, Inc.	5,715	60	0.61
Csg Systems International, Inc.	1,193	56	0.57
Dassault Aviation SA	5,192	54	0.55
Deluxe Corp.	1,106	53	0.54
Dick's Sporting Goods, Inc.	529	53	0.54
eBay, Inc.	791	56	0.57
Ebix, Inc.	1,755	60	0.61
El Pollo Loco Holdings, Inc.	3,041	56	0.57
Envista Holdings Corp.	1,225	53	0.54
Facebook, Inc.	156	54	0.55
First Solar, Inc.	681	62	0.63
Fulgent Genetics, Inc.	700	65	0.66
Geo Group, Inc, (The)	8,733	62	0.63
Hibbett, Inc.	610	55	0.56
Hill-Rom Holdings, Inc.	464	53	0.54
Hologic, Inc.	850	57	0.58
Industrial Logistics Properties	2,025	53	0.54
Innoviva, Inc.	3,976	53	0.54
Integra Lifesciences Holding	764	52	0.53
J2 Global, Inc.	405	56	0.57
Jabil, Inc.	893	52	0.53
Jefferies Financial Group, Inc.	1,611	55	0.56
Marinemax, Inc.	1,090	53	0.54
Meridian Bioscience, Inc.	2,732	61	0.62
Micron Technology, Inc.	616	52	0.53
Myr Group, Inc.	582	53	0.54
Navient Corp.	2,781	54	0.55
NRG Energy, Inc.	1,522	61	0.63
Parkland Corp.	371	57	0.59
Progress Software Corp.	1,119	52	0.53
Quest Diagnostics, Inc.	400	53	0.54
Quidel Corp.	496	64	0.65
Regeneron Pharmaceuticals, Inc.	101	56	0.57
Sabra Health Care, Inc.	2,942	54	0.55
SLG Office Trust	650	52	0.53
Southern California Edison Co.	914	53	0.54
Sykes Enterprises, Inc.	1,240	67	0.68
Syneos Health, Inc.	620	55	0.57
Vista Outdoor, Inc.	1,216	56	0.57
Xperi Holding Corp.	2,336	52	0.53
Zumiez, Inc.	1,091	53	0.55

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Anti-Value Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Basket Index
ABIOMED, Inc.	340	$106	1.03%
Agilent Technologies, Inc.	713	105	1.02
American Tower Corp.	371	100	0.97
ANSYS, Inc.	290	101	0.98
Autodesk, Inc.	345	101	0.98
Cadence Design Systems, Inc.	776	106	1.03
Chipotle Mexican Grill, Inc.	74	115	1.12
Copart, Inc.	787	104	1.01
DexCom, Inc.	257	110	1.07
Edwards Lifesciences Corp.	1,026	106	1.03
Enphase Energy Inc	730	134	1.30
Equinix, Inc.	125	101	0.98
Estee Lauder Cos., Inc. (The)	324	103	1.00
Fortinet, Inc.	444	106	1.03
Generac Holdings, Inc.	300	125	1.21
IDEXX Laboratories, Inc.	176	111	1.08
Illumina, Inc.	235	111	1.08
Intu Properties PLC	213	104	1.01
Intuitive Surgical, Inc.	118	109	1.06
MarketAxess Holdings, Inc.	219	101	0.98
Marsh & McLennan Cos., Inc.	704	99	0.96
Mastercard, Inc.	269	98	0.95
Mettler-Toledo International, Inc.	78	108	1.05
Monolithic Power Systems, Inc.	283	106	1.03
Moody's Corp.	293	106	1.03
MSCI, Inc.	211	112	1.09
Nasdaq, Inc.	578	102	0.99
Netflix, Inc.	199	105	1.02
NextEra Energy Capital Holdings, Inc.	1,360	100	0.97
NVIDIA Corp.	140	112	1.09
Occidental Petroleum Corp.	3,376	106	1.03
Paycom Software, Inc.	305	111	1.08
PayPal Holdings, Inc.	374	109	1.06
ResMed, Inc.	479	118	1.15
Rollins, Inc.	2,964	101	0.98
S&P Global, Inc.	256	105	1.02
salesforce.com, Inc.	414	101	0.98
SBA Communications Corp.	315	100	0.97
ServiceNow, Inc.	214	117	1.14
Starbucks Corp.	878	98	0.95
Stryker Corp.	391	101	0.99
Tesla, Inc.	164	112	1.08
Twitter, Inc.	1,667	115	1.11
Tyler Technologies, Inc.	244	110	1.07
VeriSign, Inc.	449	102	0.99
Verisk Analytics, Inc.	570	100	0.97
Waters Corp.	308	106	1.03
West Pharmaceutical Services, Inc.	295	106	1.03
Xylem, Inc.	825	99	0.96
Zoetis, Inc.	562	105	1.02

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Low Vol Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Low Vol Basket Index
Abbott Laboratories	986	$114	1.11%
Accenture PLC	381	112	1.10
Adobe, Inc.	214	125	1.22
Agilent Technologies, Inc.	782	116	1.12
Akamai Technologies, Inc.	928	108	1.06
Alphabet, Inc.	45	110	1.08
American Tower Corp.	406	110	1.08
Automatic Data Processing, Inc.	545	108	1.06
AutoZone, Inc.	78	116	1.14
Bristol-Myers Squibb Co.	1,660	111	1.09
Charter Communications Operating LLC/Charter Communications Operating Capital	158	114	1.12
Comcast Corp.	1,891	108	1.06
Danaher Corp.	445	119	1.17
Dollar General Corp.	521	113	1.11
Eaton Corp., PLC	726	108	1.05
Expeditors International of Washington, Inc.	869	110	1.08
Garmin Ltd.	750	108	1.06
Home Depot, Inc. (The)	347	111	1.08
Intercontinental Exchange, Inc.	961	114	1.12
Intu Properties PLC	233	114	1.12
Jack Henry & Associates, Inc.	683	112	1.10
Kotak Mahindra Bank Ltd.	826	111	1.08
Marsh & McLennan Cos., Inc.	772	109	1.06
Medtronic PLC	870	108	1.06
Merck KGaA	1,455	113	1.11
Microsoft Corp.	430	116	1.14
Mid-America Apartment Communities, Inc.	651	110	1.08
Nasdaq, Inc.	633	111	1.09
NIKE, Inc.	806	125	1.22
O'Reilly Automotive, Inc.	205	116	1.14
Otis Worldwide Corp.	1,350	110	1.08
Paychex, Inc.	1,051	113	1.11
PepsiCo, Inc.	729	108	1.06
Pool Corp.	246	113	1.11
Public Storage	373	112	1.10
Republic Services, Inc.	987	109	1.06
S&P Global, Inc.	280	115	1.13
SBA Communications Corp.	345	110	1.08
Singapore Technologies Engineering Ltd.	557	115	1.13
Starbucks Corp.	963	108	1.06
Tesco PLC	595	111	1.09
Texas Instruments, Inc.	567	109	1.07
Thermo Fisher Scientific, Inc.	240	121	1.18
TJX Cos., Inc. (The)	1,642	111	1.09
T-Mobile USA, Inc.	746	108	1.06
Tyler Technologies, Inc.	267	121	1.19
VeriSign, Inc.	492	112	1.10
Verisk Analytics, Inc.	624	109	1.06
Visa, Inc.	468	109	1.07
Zoetis, Inc.	615	115	1.12

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value basket Index
AES Panama Generation Holdings SRL	4,039	$105	1.08%
Alexandria Real Estate Equities, Inc.	548	100	1.02
Bank of New York Mellon Corp. (The)	1,931	99	1.01
Best Buy Co., Inc.	869	100	1.02
Biogen, Inc.	352	122	1.25
Cardinal Health, Inc.	1,783	102	1.04
CBRE Group, Inc.	1,146	98	1.00
Centene Corp.	1,411	103	1.05
Cisco Systems, Inc.	1,865	99	1.01
Cleveland Electric Illuminating Co. (The)	2,630	98	1.00
Cognizant Technology Solutions Corp.	1,410	98	1.00
CVS Health Corp.	1,166	97	0.99
DaVita, Inc.	838	101	1.03
Discovery, Inc. Class A	3,196	98	1.00
Discovery, Inc. Class C	3,412	99	1.01
Dollar Tree, Inc.	990	99	1.01
DR Horton, Inc.	1,089	98	1.01
DXC Technology Co.	2,528	98	1.01
Everest Re Group Ltd.	389	98	1.00
FedEx Corp.	334	100	1.02
General Dynamics Corp.	521	98	1.00
Goldman Sachs Group, Inc. (The)	258	98	1.00
Hanesbrands, Inc.	5,208	97	0.99
Hologic, Inc.	1,660	111	1.13
HP, Inc.	3,292	99	1.02
Intel Corp.	1,757	99	1.01
International Business Machines Corp.	684	100	1.02
Juniper Networks, Inc.	3,627	99	1.01
Kroger Co. (The)	2,611	100	1.02
L3Harris Technologies, Inc.	453	98	1.00
Laboratory Corp. of America Holdings	379	104	1.07
Leidos Holdings, Inc.	967	98	1.00
Lennar Corp.	1,044	104	1.06
LKQ Corp.	1,998	98	1.01
Micron Technology, Inc.	1,204	102	1.05
Newell Brands, Inc.	3,566	98	1.00
NRG Energy, Inc.	2,974	120	1.22
PECO Energy Co.	2,211	98	1.00
Pembina Pipeline Corp.	3,478	97	0.99
Pfizer, Inc.	2,575	101	1.03
Qorvo, Inc.	546	107	1.09
Quest Diagnostics, Inc.	782	103	1.05
Regency Centers Corp.	1,533	98	1.00
Skyworks Solutions, Inc.	592	113	1.16
Southern California Edison Co.	1,785	103	1.05
Stanley Black & Decker, Inc.	474	97	0.99
Textron, Inc.	1,459	100	1.03
United Rentals, Inc.	304	97	0.99
ViacomCBS, Inc.	2,418	109	1.12
Westinghouse Air Brake Technologies Corp.	1,217	100	1.02

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
BTP		Buoni del Tesoro Poliennali.
CPI		Consumer Price Index.
FTSE		Financial Times Stock Exchange.
LIBOR		London Interbank Offered Rate.
MSCI		Morgan Stanley Capital International.
SGX		Singapore Exchange Ltd.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	46.4%
Fixed Income Securities	45.5
Short-Term Investments	8.1
Total Investments	100.0	%**

**	Does not include open long/short futures contracts with a value of approximately $119,869,000 and net unrealized depreciation of approximately $1,510,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $412,000. Also does not include open swap agreements with net unrealized depreciation of approximately $2,222,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

Face Amount (000)	Value (000)
Fixed Income Securities (99.4%)
Corporate Bonds (96.9%)
Basic Materials (6.1%)
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)	$300	$326
Avient Corp.
5.75%, 5/15/25 (a)	500	529
Axalta Coating Systems LLC
3.38%, 2/15/29 (a)	250	245
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27 (a)	225	236
Chemours Co. (The)
5.75%, 11/15/28 (a)	650	696
Eldorado Gold Corp.
9.50%, 6/1/24 (a)	500	543
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (a)	250	273
7.50%, 4/1/25 (a)	500	520
HB Fuller Co.
4.25%, 10/15/28	300	310
Herens Holdco Sarl
4.75%, 5/15/28 (a)	600	598
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)	365	367
6.13%, 4/1/29 (a)	385	410
IAMGOLD Corp.
5.75%, 10/15/28 (a)	550	573
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	1,000	1,084
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (a)	250	257
4.63%, 3/1/28 (a)	400	414
Kraton Polymers LLC/Kraton Polymers Capital Corp.
4.25%, 12/15/25 (a)	300	307
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	522
NOVA Chemicals Corp.
4.25%, 5/15/29 (a)	300	303
Novelis Corp.
4.75%, 1/30/30 (a)	500	526
PQ Corp.
5.75%, 12/15/25 (a)	575	592
Tacora Resources, Inc.
8.25%, 5/15/26 (a)	500	518
TMS International Corp.
6.25%, 4/15/29 (a)	950	999
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	538
		11,686
Communications (11.2%)
Altice Financing SA
5.00%, 1/15/28 (a)	550	541
Altice France SA,
5.13%, 1/15/29 – 7/15/29 (a)	850	856
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	200	206

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Audacy Capital Corp.
6.50%, 5/1/27 (a)	900	939
Avaya, Inc.
6.13%, 9/15/28 (a)	500	536
Block Communications, Inc.
4.88%, 3/1/28 (a)	550	563
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	500	535
Cable One, Inc.
4.00%, 11/15/30 (a)	250	251
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	400	420
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	425	446
Clear Channel Worldwide Holdings, Inc.
5.13%, 8/15/27 (a)	250	257
CSC Holdings LLC
5.75%, 1/15/30 (a)	985	1,024
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	650	320
DISH DBS Corp.
7.75%, 7/1/26	500	567
GCI LLC
4.75%, 10/15/28 (a)	300	308
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	750	786
Lamar Media Corp.
4.00%, 2/15/30	250	254
LCPR Senior Secured Financing DAC,
5.13%, 7/15/29 (a)	300	311
6.75%, 10/15/27 (a)	800	864
Level 3 Financing, Inc.
4.63%, 9/15/27 (a)	500	521
Lumen Technologies, Inc.
4.00%, 2/15/27 (a)	375	383
MDC Partners, Inc.
7.50%, 5/1/24 (a)(b)	1,039	1,053
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	1,000	1,054
Nexstar Broadcasting, Inc.
5.63%, 7/15/27 (a)	500	531
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	763
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28 (a)	750	789
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	500	527
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)	425	438
Switch Ltd.
3.75%, 9/15/28 (a)	300	304
TEGNA, Inc.,
4.63%, 3/15/28	450	467
5.00%, 9/15/29	300	315
TripAdvisor, Inc.
7.00%, 7/15/25 (a)	175	189
Univision Communications, Inc.,
4.50%, 5/1/29 (a)	450	454
6.63%, 6/1/27 (a)	425	461
UPC Broadband Finco BV
4.88%, 7/15/31 (a)	500	502

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

UPC Holding BV
5.50%, 1/15/28 (a)	250	263
Urban One, Inc.
7.38%, 2/1/28 (a)	800	865
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	900	910
Ziggo Bond Co. BV
5.13%, 2/28/30 (a)	525	538
Ziggo BV
4.88%, 1/15/30 (a)	350	359
		21,670
Consumer, Cyclical (25.8%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	547
Adient US LLC
9.00%, 4/15/25 (a)	275	304
Ambience Merger Sub, Inc.,
4.88%, 7/15/28 (a)(c)	175	176
7.13%, 7/15/29 (a)(c)	450	456
American Airlines Group, Inc.
5.00%, 6/1/22 (a)	250	251
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	1,000	1,082
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	650	711
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29 (a)	250	249
Aramark Services, Inc.
6.38%, 5/1/25 (a)	400	426
Asbury Automotive Group, Inc.
4.75%, 3/1/30	250	262
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 1/15/28 (a)	625	668
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	825	854
Beacon Roofing Supply, Inc.
4.13%, 5/15/29 (a)	250	250
Beazer Homes USA, Inc.
5.88%, 10/15/27	500	524
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 4/15/29 (a)	300	309
Boyd Gaming Corp.,
4.75%, 12/1/27	200	207
4.75%, 6/15/31 (a)	325	338
Boyne USA, Inc.
4.75%, 5/15/29 (a)	400	414
Carrols Restaurant Group, Inc.
5.88%, 7/1/29 (a)	250	247
Carvana Co.
5.88%, 10/1/28 (a)	600	632
CCM Merger, Inc.
6.38%, 5/1/26 (a)	500	527
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	750	805
Century Communities, Inc.
6.75%, 6/1/27	300	320
Clarios Global LP/Clarios US Finance Co
8.50%, 5/15/27 (a)	465	508

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Core & Main Holdings LP
8.63% Cash/9.38% PIK, 9/15/24 (a)(d)	250	256
Dana, Inc.
4.25%, 9/1/30	500	515
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	575	622
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	750	834
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	1,268	1,327
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	625	604
Empire Communities Corp.
7.00%, 12/15/25 (a)	550	579
Everi Holdings, Inc. Co.
5.00%, 7/15/29	375	378
FelCor Lodging LP
6.00%, 6/1/25	250	256
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	950	939
Ford Motor Co.,
8.50%, 4/21/23	250	279
9.00%, 4/22/25	750	926
Ford Motor Credit Co. LLC
4.13%, 8/17/27	250	266
Forestar Group, Inc.
5.00%, 3/1/28 (a)	500	519
Foundation Building Materials, Inc.
6.00%, 3/1/29 (a)	375	372
G-III Apparel Group Ltd.
7.88%, 8/15/25 (a)	400	434
Guitar Center, Inc.
8.50%, 1/15/26 (a)	175	187
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	270
Hawaiian Brand Intellectual Property Ltd/HawaiianMiles Loyalty Ltd
5.75%, 1/20/26 (a)	500	537
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	247
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	250	264
Interface, Inc.
5.50%, 12/1/28 (a)	200	210
International Game Technology PLC
5.25%, 1/15/29 (a)	375	403
IRB Holding Corp.
7.00%, 6/15/25 (a)	250	271
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	750	794
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	282
L Brands, Inc.
6.95%, 3/1/33	750	912
LBM Acquisition LLC
6.25%, 1/15/29 (a)	550	555
LCM Investments Holdings II LLC
4.88%, 5/1/29 (a)	250	257
LGI Homes, Inc.
4.00%, 7/15/29 (a)	500	503
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (a)	750	789

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Lithia Motors, Inc.
4.63%, 12/15/27 (a)	500	530
Macy's, Inc.
8.38%, 6/15/25 (a)	250	276
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29 (a)	400	406
Mattamy Group Corp.
5.25%, 12/15/27 (a)	500	524
Mclaren Finance PLC
5.75%, 8/1/22 (a)	550	550
Meritor, Inc.,
4.50%, 12/15/28 (a)	120	122
6.25%, 6/1/25 (a)	250	267
MGM Resorts International,
5.50%, 4/15/27	327	360
6.75%, 5/1/25	250	268
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp
4.88%, 5/1/29 (a)	500	501
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 6/20/27 (a)	550	606
Mohegan Gaming & Entertainment
8.00%, 2/1/26 (a)	550	575
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	1,000	1,031
National CineMedia LLC
5.75%, 8/15/26	500	456
New Home Co., Inc. (The)
7.25%, 10/15/25 (a)	750	798
Park River Holdings, Inc.
5.63%, 2/1/29 (a)	525	512
Penn National Gaming, Inc.
4.13%, 7/1/29 (a)(c)	275	275
Performance Food Group, Inc.,
5.50%, 10/15/27 (a)	300	316
6.88%, 5/1/25 (a)	500	535
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (a)	250	260
7.75%, 2/15/29 (a)	250	276
Picasso Finance Sub, Inc.
6.13%, 6/15/25 (a)	506	536
Powdr Corp.
6.00%, 8/1/25 (a)	750	790
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/1/26 (a)	450	457
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	475	493
Rite Aid Corp.,
7.50%, 7/1/25 (a)	275	279
8.00%, 11/15/26 (a)	380	386
Scientific Games International, Inc.,
7.00%, 5/15/28 (a)	225	246
8.25%, 3/15/26 (a)	500	537
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	500	506
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25 (a)	300	340
SRS Distribution, Inc.
4.63%, 7/1/28 (a)	600	614
Station Casinos LLC
4.50%, 2/15/28 (a)	550	560

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	910	902
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	400	413
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	250	284
Tempur Sealy International, Inc.
4.00%, 4/15/29 (a)	350	355
Tenneco, Inc.,
5.13%, 4/15/29 (a)	325	334
7.88%, 1/15/29 (a)	325	368
Titan International, Inc.
7.00%, 4/30/28 (a)	775	812
Travel + Leisure Co.
4.63%, 3/1/30 (a)	500	517
United Airlines Holdings, Inc.
4.88%, 1/15/25	250	260
United Airlines, Inc.
4.63%, 4/15/29 (a)	475	492
Vail Resorts, Inc.
6.25%, 5/15/25 (a)	575	617
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	523
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	608
White Cap Buyer LLC
6.88%, 10/15/28 (a)	300	321
Winnebago Industries, Inc.
6.25%, 7/15/28 (a)	550	594
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (a)	250	257
6.38%, 5/15/25 (a)	300	320
		49,819
Consumer, Non-Cyclical (13.0%)
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (a)	500	535
AdaptHealth LLC,
4.63%, 8/1/29 (a)	500	508
6.13%, 8/1/28 (a)	350	373
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	838
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)(c)	650	660
Air Methods Corp.
8.00%, 5/15/25 (a)	800	757
Akumin, Inc.
7.00%, 11/1/25 (a)	500	521
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC
5.88%, 2/15/28 (a)	250	270
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 6/1/29 (a)	300	305
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	500	514
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	200	202
Bausch Health Cos, Inc.
9.00%, 12/15/25 (a)	450	483

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Bausch Health Cos., Inc.
4.88%, 6/1/28 (a)	250	256
Carriage Services, Inc.
4.25%, 5/15/29 (a)	250	250
Catalent Pharma Solutions, Inc.,
3.13%, 2/15/29 (a)	250	242
5.00%, 7/15/27 (a)	250	262
Central Garden & Pet Co.
5.13%, 2/1/28	450	477
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/28 (a)	550	564
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	500	521
CHS/Community Health Systems, Inc.
6.88%, 4/15/29 (a)	450	472
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	249
CPI CG, Inc.
8.63%, 3/15/26 (a)	500	533
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	500	531
Emergent BioSolutions, Inc.
3.88%, 8/15/28 (a)	275	270
Encompass Health Corp.
4.63%, 4/1/31	150	161
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	656
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.
6.13%, 4/1/29 (a)	500	491
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	500	515
Garda World Security Corp.
9.50%, 11/1/27 (a)	900	999
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	1,000	1,046
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	600	627
Harsco Corp.
5.75%, 7/31/27 (a)	600	630
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	200	200
Jaguar Holding Co. II/PPD Development LP
5.00%, 6/15/28 (a)	300	326
Lannett Co., Inc.
7.75%, 4/15/26 (a)	500	499
Metis Merger Sub LLC
6.50%, 5/15/29 (a)	500	493
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.88%, 10/1/22 (a)	800	782
ModivCare, Inc.
5.88%, 11/15/25 (a)	350	375
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/1/28 (a)	500	529
Owens & Minor, Inc.
4.50%, 3/31/29 (a)	175	180
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	400	421
Post Holdings, Inc.
5.50%, 12/15/29 (a)	150	161

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

RP Escrow Issuer LLC
5.25%, 12/15/25 (a)	500	523
Select Medical Corp.
6.25%, 8/15/26 (a)	250	267
Service Corp. International
5.13%, 6/1/29	250	272
Signal Parent, Inc.
6.13%, 4/1/29 (a)	600	578
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 3/1/29 (a)	500	505
Sotheby's
7.38%, 10/15/27 (a)	450	487
Spectrum Brands, Inc.
5.00%, 10/1/29 (a)	500	531
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	400	409
10.00%, 4/15/27 (a)	700	771
Tenet Healthcare Corp.
6.13%, 10/1/28 (a)	250	267
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	540	514
US Foods, Inc.
6.25%, 4/15/25 (a)	250	265
		25,073
Diversified (0.4%)
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	750	772

Energy (13.3%)
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 6/15/29 (a)	550	574
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 4/1/28 (a)	200	209
6.88%, 4/1/27 (a)	300	319
Baytex Energy Corp.
5.63%, 6/1/24 (a)	1,000	1,010
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	891
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	300	313
CNX Resources Corp.
6.00%, 1/15/29 (a)	750	812
Colgate Energy Partners III LLC
5.88%, 7/1/29 (a)	550	571
Comstock Resources, Inc.,
5.88%, 1/15/30 (a)	350	357
6.75%, 3/1/29 (a)	500	533
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	700	726
DT Midstream, Inc.
4.13%, 6/15/29 (a)	225	229
Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28 (a)	650	694
6.63%, 7/15/25 (a)	250	268
Energy Ventures Gom LLC/EnVen Finance Corp.
11.75%, 4/15/26 (a)	800	837
EQT Corp.
3.63%, 5/15/31 (a)	125	131

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	840	892
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 2/1/29 (a)	275	287
6.25%, 11/1/28 (a)	225	240
ITT Holdings LLC
6.50%, 8/1/29 (a)(c)	900	918
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	700	724
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
10.00%, 2/29/24 (a)	218	225
11.50%, 2/28/25 (a)	992	1,033
Matador Resources Co.
5.88%, 9/15/26	800	825
Murphy Oil Corp.,
5.88%, 12/1/27	315	329
6.38%, 7/15/28	800	845
Murphy Oil USA, Inc.
5.63%, 5/1/27	400	423
NuStar Logistics LP
6.38%, 10/1/30	900	997
Occidental Petroleum Corp.,
2.90%, 8/15/24	500	512
3.20%, 8/15/26	270	273
6.13%, 1/1/31	1,405	1,655
6.95%, 7/1/24	875	989
Oceaneering International, Inc.
6.00%, 2/1/28	775	782
Parkland Corp. (Canada),
4.50%, 10/1/29 (a)	250	255
5.88%, 7/15/27 (a)	250	267
PBF Holding Co. LLC/PBF Finance Corp.,
Series WI
6.00%, 2/15/28	750	515
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	250	255
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29 (a)	400	408
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 12/31/30 (a)	375	391
7.50%, 10/1/25 (a)	250	275
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4.88%, 2/1/31 (a)	400	434
5.50%, 3/1/30	500	550
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	250	257
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	750	757
Viper Energy Partners LP
5.38%, 11/1/27 (a)	830	867
		25,654
Finance (6.7%)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	500	526
BroadStreet Partners, Inc.
5.88%, 4/15/29 (a)	325	333
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	700	729

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	225	230
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	400	433
Freedom Mortgage Corp.,
6.63%, 1/15/27 (a)(c)	250	252
7.63%, 5/1/26 (a)	325	339
8.25%, 4/15/25 (a)	391	409
GTCR AP Finance, Inc.
8.00%, 5/15/27 (a)	500	534
Howard Hughes Corp. (The)
4.13%, 2/1/29 (a)	300	301
HUB International Ltd.
7.00%, 5/1/26 (a)	482	501
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29 (a)	350	349
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	318
iStar, Inc.
4.25%, 8/1/25	250	258
LD Holdings Group LLC,
6.13%, 4/1/28 (a)	250	251
6.50%, 11/1/25 (a)	350	360
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	300	302
MGIC Investment Corp.
5.25%, 8/15/28	300	318
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (a)	150	161
5.75%, 2/1/27	325	362
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	400	429
NMI Holdings, Inc.
7.38%, 6/1/25 (a)	400	460
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	750	758
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	400	422
Radian Group, Inc.
6.63%, 3/15/25	250	283
RHP Hotel Properties LP/RHP Finance Corp.,
4.50%, 2/15/29 (a)	250	251
4.75%, 10/15/27	250	257
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	253
SBA Communications Corp.,
Series WI
3.88%, 2/15/27	300	309
StoneX Group, Inc.
8.63%, 6/15/25 (a)	749	802
TK Elevator US Newco, Inc.
5.25%, 7/15/27 (a)	550	580
United Wholesale Mortgage LLC
5.50%, 4/15/29 (a)	275	275
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28 (a)	275	275
Victoria’s Secret & Co.
4.63%, 7/15/29	355	355
		12,975

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Industrials (16.7%)
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	1,000	1,009
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	349
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	1,000	1,020
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	400	422
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	500	526
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	512
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	850	843
Core & Main LP
6.13%, 8/15/25 (a)	500	512
Cornerstone Building Brands, Inc.
6.13%, 1/15/29 (a)	275	296
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	800	831
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	400	404
EnerSys
4.38%, 12/15/27 (a)	350	365
EnPro Industries, Inc.
5.75%, 10/15/26	250	265
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	600	611
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	688	713
GFL Environmental, Inc.
4.75%, 6/15/29 (a)	300	312
Graham Packaging Co., Inc.
7.13%, 8/15/28 (a)	550	594
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	475	491
Greif, Inc.
6.50%, 3/1/27 (a)	175	185
Griffon Corp.
5.75%, 3/1/28	750	799
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	800	821
Hillenbrand, Inc.
3.75%, 3/1/31	350	349
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28 (a)	500	521
Intertape Polymer Group, Inc.
4.38%, 6/15/29 (a)	600	609
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	1,105
KBR, Inc.
4.75%, 9/30/28 (a)	330	331
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	1,000	1,001
Koppers, Inc.
6.00%, 2/15/25 (a)	750	777
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	788

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	500	544
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	982
Michael Baker International LLC
8.75%, 3/1/23	800	815
Moog, Inc.
4.25%, 12/15/27 (a)	500	518
New Enterprise Stone & Lime Co., Inc.,
6.25%, 3/15/26 (a)	575	592
9.75%, 7/15/28 (a)	500	562
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	250	272
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	300	299
PGT Innovations, Inc.
6.75%, 8/1/26 (a)	400	423
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)	750	769
SRM Escrow Issuer LLC
6.00%, 11/1/28 (a)	550	584
Standard Industries, Inc.
5.00%, 2/15/27 (a)	250	259
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	350	377
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29 (a)	500	532
TopBuild Corp.
3.63%, 3/15/29 (a)	350	347
TransDigm, Inc.
5.50%, 11/15/27	750	783
TriMas Corp.
4.13%, 4/15/29 (a)	500	507
Triumph Group, Inc.,
6.25%, 9/15/24 (a)	500	509
8.88%, 6/1/24 (a)	231	257
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	550	599
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	650	655
Tutor Perini Corp.
6.88%, 5/1/25 (a)	750	773
US Concrete, Inc.
5.13%, 3/1/29 (a)	375	411
Victors Merger Corp.
6.38%, 5/15/29 (a)	500	504
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	325	332
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	492
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	750	805
XPO Logistics, Inc.
6.25%, 5/1/25 (a)	300	320
		32,183

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Technology (2.9%)
Booz Allen Hamilton, Inc.
4.00%, 7/1/29 (a)	250	256
Boxer Parent Co., Inc.
7.13%, 10/2/25 (a)	500	536
CDK Global, Inc.
5.25%, 5/15/29 (a)	250	274
Clarivate Science Holdings Corp.
4.88%, 6/30/29 (a)	375	385
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	350	359
9.38%, 7/15/25 (a)	325	361
IQVIA, Inc.
5.00%, 5/15/27 (a)	250	263
J2 Global, Inc.
4.63%, 10/15/30 (a)	800	829
NCR Corp.
5.13%, 4/15/29 (a)	250	258
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	200	206
Playtika Holding Corp.
4.25%, 3/15/29 (a)	650	651
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	425	436
Rocket Software, Inc.
6.50%, 2/15/29 (a)	250	249
Synaptics, Inc.
4.00%, 6/15/29 (a)	125	126
Unisys Corp.
6.88%, 11/1/27 (a)	375	410
		5,599
Utilities (0.8%)
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	950	951
PG&E Corp.
5.25%, 7/1/30	500	506
		1,457
		186,888
Variable Rate Senior Loan Interests (2.5%)
Communication Services (0.2%)
CommScope, Inc.,
2019 Term B
1 Month USD LIBOR + 3.25%, 3.35%, 4/6/26 (e)	344	343

Communications (0.4%)
Terrier Media Buyer, Inc.,
Term B
1 Month USD LIBOR + 3.50%, 3.60%, 12/17/26 (e)	700	697

Consumer, Cyclical (0.6%)
Playa Resorts Holding BV,
2017 Term Loan B
3 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (e)	610	587
Topgolf International, Inc.,
Term B
3 Month USD LIBOR + 6.25%, 7.00%, 2/8/26 (e)	490	500
		1,087

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Consumer, Non-Cyclical (0.3%)
H Food Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 3.68%, 3.79%, 5/23/25 (e)	655	652

Energy (0.0%) (f)
Gavilan Resources, LLC,
2nd Lien Term
3 Month USD LIBOR + 5.00%, 8.25%, 3/1/24 (e)(g)(h)	1,000	—

Industrials (1.0%)
Airxcel, Inc.,
1st Lien Term
3 Month USD LIBOR + 4.50%, 4.60%, 4/28/25 (e)	630	629
Associated Asphalt Partners, LLC,
Term B
3 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (e)	958	905
Titan Acquisition Limited,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.17%, 3/28/25 (e)	508	500
		2,034
		4,813
Total Fixed Income Securities (Cost $185,362)		191,701

	Shares
Common Stocks (0.4%)
Auto Components (0.0%)
Exide Technologies (i)	592	—

Equity Real Estate Investment Trusts (REITs) (0.1%)
American Gilsonite Co.	500	138

Machinery (0.0%) (f)
Iracore International Holdings, Inc., Class A (i)(j)	470	11

Oil, Gas & Consumable Fuels (0.2%)
Lonestar Resources US, Inc. (i)	42,816	439

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (i)	2,826	26

Transportation (0.1%)
Syncreon Group BV/Syncreon Global Finance US, Inc. (i)	1,441	157
Total Common Stocks (Cost $255)		771

No. of Warrants
Warrant (0.0%) (f)
Transportation (0.0%) (f)
Syncreon Group BV/Syncreon Global Finance US, Inc. expires 10/2/24 (Cost $—)	2,266	56

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

	Shares
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $587)	587,483	587
Total Investments (100.1%) (Cost $186,204) (l)(m)(n)		193,115
Liabilities in Excess of Other Assets (-0.1%)		(199)
Net Assets (100.0%)		$192,916

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(c)	When-issued security.
(d)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f)	Amount is less than 0.05%.
(g)	Non-income producing security; bond in default.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security.
(j)	At June 30, 2021, the Fund held a fair valued security at approximately $11,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(l)	Securities are available for collateral in connection with purchase of a when-issued securities.
(m)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.
(n)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,964,000 and the aggregate gross unrealized depreciation is approximately $2,053,000, resulting in net unrealized appreciation of approximately $6,911,000.

LIBOR	London Interbank Offered Rate.
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REITs	Real Estate Investment Trusts.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	25.8%
Industrials	16.8
Energy	13.5
Consumer, Non-Cyclical	13.0
Communications	11.2
Other*	6.9
Finance	6.7
Basic Materials	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust
Intermediate Municipal Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (100.5%)
Municipal Bonds (100.5%)
Alabama (4.1%)
Alabama Public School and College Authority,
Series A
5.00%, 11/1/31	$250	$337
Black Belt Energy Gas District,
Series A
4.00%, 6/1/51 (a)	215	268
Southeast Energy Authority A Cooperative District,
Series A
4.00%, 11/1/51 (a)	375	444
		1,049
Arizona (3.0%)
City of Phoenix Civic Improvement Corp.,
Series B
5.00%, 7/1/26	190	230
Salt Verde Financial Corp.,
Senior Gas Revenue Bonds 2007-1
5.00%, 12/1/37	200	279
The Industrial Development Authority of The City of Phoenix,
Series 2013 (AMT)
0.20%, 12/1/35 (a)	250	252
		761
California (8.9%)
Bay Area Toll Authority,
Series C
0.48%, 4/1/56 (a)	100	100
California County Tobacco Securitization Agency,
Series A
4.00%, 6/1/23	175	187
California Health Facilities Financing Authority,
Series C
3.00%, 3/1/41 (a)	200	211
California Infrastructure & Economic Development Bank,
Series A
1.20%, 12/1/50 (a)	250	252
Series B
0.73%, 12/1/50 (a)	125	127
Series C
0.38%, 8/1/47 (a)	360	366
Los Angeles Department of Airports,
California Los Angeles International Airport Subordinate Revenue
Bonds, 2018 Series A (AMT)
5.00%, 5/15/28	250	315
Los Angeles Unified School District,
Series C
5.00%, 7/1/29	250	329
Metropolitan Water District of Southern California,
Series D
0.28%, 7/1/37 (a)	375	381
		2,268

Morgan Stanley Institutional Fund Trust
Intermediate Municipal Income Portfolio
Portfolio of Investments
Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Colorado (3.6%)
Colorado Health Facilities Authority,
Series A
5.00%, 1/1/27	105	128
Series B-1
5.00%, 8/1/49 (a)	300	348
Series E
5.00%, 11/15/24	275	311
Regional Transportation District,
Series A
5.00%, 7/15/32	100	128
		915
Connecticut (3.0%)
Connecticut State,
General Obligation Bonds 2019 Series A
5.00%, 4/15/31	200	258
State of Connecticut Special Tax Revenue,
Series A
5.00%, 5/1/35	375	500
		758
Delaware (2.0%)
Delaware State Economic Development Authority,
Series A
1.25%, 10/1/45 (a)	250	251
1.05%, 1/1/31 (a)	250	251
		502
District of Columbia (1.1%)
District of Columbia,
Series 2015
5.00%, 7/15/24	250	285

Florida (4.6%)
Central Florida Expressway Authority,
Series B
4.00%, 7/1/30	160	185
County of Miami-Dade, Aviation Revenue Refunding Bonds
Series 2016A
5.00%, 10/1/24	225	258
JEA Electric System Revenue,
Series B
5.00%, 10/1/27	210	264
Miami-Dade County Industrial Development Authority,
Series 2011 (AMT)
0.55%, 11/1/41 (a)	250	250
Orlando Utilities Commission,
Series B
1.25%, 10/1/46 (a)	215	219
		1,176
Georgia (3.6%)
Main Street Natural Gas, Inc.,
Series A
4.00%, 4/1/48 (a)	250	268
Series B
4.00%, 8/1/49 (a)	250	279
Municipal Electric Authority of Georgia,
Series A
5.00%, 1/1/26 – 11/1/29	300	386
		933

Morgan Stanley Institutional Fund Trust
Intermediate Municipal Income Portfolio
Portfolio of Investments
Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Idaho (0.7%)
Idaho Housing & Finance Association,
Series A
5.00%, 7/15/29	130	170

Illinois (3.9%)
Chicago Board of Education,
Series A
5.00%, 12/1/29 – 12/1/34	375	487
Illinois Finance Authority,
Series A
5.00%, 7/15/30	140	177
State of Illinois,
Series B
5.00%, 10/1/30	250	325
		989
Iowa (1.4%)
Iowa Tobacco Settlement Authority,
Series A-2
4.00%, 6/1/37	305	364

Kansas (2.6%)
Kansas Development Finance Authority,
Series B
5.00%, 11/15/54 (a)	300	410
State of Kansas Department of Transportation,
Series C-3
1 Month USD LIBOR + 0.40%, 0.47%, 9/1/23 (a)	250	250
		660
Kentucky (2.2%)
County of Trimble,
Series A (AMT)
1.30%, 9/1/44 (a)	250	251
Kentucky State Property & Building Commission,
Project No. 119
5.00%, 5/1/30	250	314
		565
Louisiana (2.6%)
East Baton Rouge Sewerage Commission,
Series A
1.30%, 2/1/41 (a)	125	128
Louisiana Public Facilities Authority,
Series A
5.00%, 5/15/50 (a)	250	291
State of Louisiana Gasoline & Fuels Tax Revenue,
Series D
0.60%, 5/1/43 (a)	250	251
		670

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Maine (0.2%)
Maine Turnpike Authority,
Series 2020
5.00%, 7/1/31	50	67

Massachusetts (1.0%)
Massachusetts Development Finance Agency,
Series O
5.00%, 12/1/21	255	260

Michigan (1.3%)
Michigan Finance Authority,
Series A
5.00%, 6/1/33	250	328

Minnesota (1.1%)
City of Rochester,
Series C
4.50%, 11/15/38 (a)	270	274

Missouri (1.7%)
Health & Educational Facilities Authority of the State of Missouri,
Series C
5.00%, 5/1/52 (a)	350	445

Nebraska (1.0%)
Nebraska Public Power District,
Series A
0.60%, 1/1/51 (a)	250	251

Nevada (3.3%)
Clark County School District,
Nevada General Obligation Building and Refunding Bonds Series 2017A
5.00%, 6/15/25	300	352
County of Clark Department of Aviation,
Series B
5.00%, 7/1/28	260	332
Series D
5.00%, 7/1/23	150	165
		849
New Jersey (3.4%)
New Jersey Economic Development Authority,
Series B (AMT)
1.20%, 11/1/34 (a)	250	253
Series D
5.00%, 6/15/30	205	252
New Jersey Transportation Trust Fund Authority,
Series A
5.50%, 12/15/21	125	128
New Jersey Turnpike Authority,
Series B
5.00%, 1/1/31	145	183
State of New Jersey,
Series A
4.00%, 6/1/31	50	63
		879

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

New York (16.0%)
City of New York,
General Obligation Bonds Fiscal 2018 Series C
5.00%, 8/1/29	250	316
Series L
5.00%, 4/1/34	100	133
Hudson Yards Infrastructure Corp.,
Second Indenture Revenue Bonds Fiscal 2017 Series A
5.00%, 2/15/31	250	305
Series A
5.00%, 2/15/22	125	129
Long Island Power Authority,
Series A
5.00%, 9/1/31	125	159
Metropolitan Transportation Authority,
Series A
4.00%, 2/1/22	295	301
Series C
5.00%, 11/15/22	160	170
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C
4.00%, 2/1/27	250	296
5.00%, 11/1/32	250	337
New York City Water & Sewer System,
Series CC-3
5.00%, 6/15/32	300	409
New York State Dormitory Authority,
Series A
5.00%, 7/1/25 – 7/1/26	375	450
Series B
5.00%, 2/15/26	205	247
New York Transportation Development Corp.,
Series A (AMT)
5.00%, 12/1/23 – 12/1/25	300	336
Schenectady County Capital Resource Corp.,
Series 2017
5.00%, 1/1/22	145	149
Triborough Bridge & Tunnel Authority,
Series B-4A
SOFR + 0.38%, 0.41%, 1/1/32 (a)	350	353
		4,090
North Carolina (3.1%)
Charlotte-Mecklenburg Hospital Authority (The),
Series D
5.00%, 1/15/49 (a)	50	68
North Carolina Medical Care Commission,
Series A
5.00%, 6/1/28	155	197
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27	200	246
North Carolina Turnpike Authority,
Series 2020
5.00%, 2/1/24	250	280
		791

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Ohio (2.0%)
American Municipal Power Inc.,
Series A
1.00%, 2/15/48 (a)	100	102
Buckeye Tobacco Settlement Financing Authority,
Series A-2
5.00%, 6/1/35	125	161
County of Franklin,
Series 2013
0.10%, 12/1/46 (a)	250	250
		513
Pennsylvania (5.7%)
Commonwealth Financing Authority,
Series 2018
5.00%, 6/1/23 – 6/1/27	205	238
Pennsylvania Turnpike Commission,
Series A
5.00%, 12/1/29	150	193
Series B
5.00%, 12/1/34	250	333
Philadelphia Gas Works Co.,
Series A (AGM)
5.00%, 8/1/33	250	322
Pittsburgh Water & Sewer Authority,
(AGM) Series C
0.68%, 9/1/40 (a)	375	382
		1,468
Puerto Rico (1.1%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Series A-2
4.33%, 7/1/40	250	281

South Carolina (1.0%)
South Carolina Transportation Infrastructure Bank,
Revenue Refunding Bonds, Series 2003B
1 Month USD LIBOR + 0.45%, 0.51%, 10/1/31 (a)	250	250

South Dakota (0.4%)
South Dakota Health & Educational Facilities Authority,
Series A
5.00%, 9/1/27	80	100

Texas (7.6%)
Central Texas Regional Mobility Authority,
Series C
5.00%, 1/1/27	300	355
City of San Antonio TX Electric & Gas Systems Revenue,
Series D
1.13%, 12/1/45 (a)	125	127
Harris County Cultural Education Facilities Finance Corp.,
Hospital Revenue Bonds Series 2014A
5.00%, 12/1/25	160	184
Love Field Airport Modernization Corp.,
General Airport Revenue Bonds, Series 2017 (AMT)
5.00%, 11/1/31	250	301
Lower Colorado River Authority,
Series A
5.00%, 5/15/33	50	65

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Pasadena Independent School District,
Variable Rate Unlimited Tax School Building Bonds, Series 2015B
1.50%, 2/15/44 (a)	260	269
Southwest Higher Education Authority Inc,
Series 2017
5.00%, 10/1/23	200	221
Texas Municipal Gas Acquisition & Supply Corp. III,
Series 2012
5.00%, 12/15/32	125	170
Texas Municipal Gas Acquisition and Supply Corp. II,
Series C
3 Month USD LIBOR + 0.69%, 0.77%, 9/15/27 (a)	250	255
		1,947
Virginia (0.8%)
Hampton Roads Transportation Accountability Commission,
Series A
5.00%, 7/1/31	150	201

West Virginia (1.3%)
West Virginia Commissioner of Highways,
Series A
5.00%, 9/1/30	260	324

Wisconsin (1.2%)
Wisconsin Health & Educational Facilities Authority,
Series 2018
5.00%, 4/1/27	125	155
Wisconsin Health & Educational Facilities Authority,
Series C1
5.00%, 8/15/54 (a)	125	152
		307
Total Fixed Income Securities (Cost $25,254)		25,690

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

	Shares
Short-Term Investments (2.0%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio - Institutional Class, (b) (Cost $366)	365	366

	Face Amount (000)
Municipal Bonds (0.6%)
New York (0.2%)
County of Suffolk,
Series I
2.00%, 7/22/21	50	50

North Carolina (0.4%)
University of North Carolina at Charlotte (The),
Series 2017
5.00%, 10/1/21	100	101
Total Municipal Bonds (Cost $150)		151
Total Short-Term Investments (Cost $516)		517
Total Investments (102.5%) (Cost $25,770) (c)(d)		26,207
Liabilities in Excess of Other Assets (-2.5%)		(632)
Net Assets (100.0%)		$25,575

(a)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds— Tax-Exempt Portfolio

(the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. This arrangement had no effect for the nine months ended June 30, 2021.

(c)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser,

pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

(d)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $470,000 and the aggregate gross unrealized depreciation is approximately $33,000, resulting in net unrealized appreciation of approximately $437,000.
AGM	Assured Guaranty Municipal Corporation.
AMT	Alternative Minimum Tax.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	98.0%
Other*	2.0
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.4%)
Municipal Bonds (98.4%)
Alabama (2.8%)
Black Belt Energy Gas District,
Series A
4.00%, 6/1/51 (a)	$215	$268
Southeast Energy Authority A Cooperative District,
Series A
4.00%, 11/1/51 (a)	375	444
		712
Arizona (2.6%)
City of Phoenix Civic Improvement Corp.,
Series B
4.00%, 7/1/44	130	151
Salt Verde Financial Corp.,
Senior Gas Revenue Bonds 2007-1
5.00%, 12/1/37	200	279
The Industrial Development Authority of The City of Phoenix,
Series 2013 (AMT)
0.20%, 12/1/35 (a)	250	252
		682
California (7.9%)
Bay Area Toll Authority,
Series C
0.48%, 4/1/56 (a)	100	100
California County Tobacco Securitization Agency,
Series A
4.00%, 6/1/23	175	187
California Infrastructure & Economic Development Bank,
Series A
1.20%, 12/1/50 (a)	250	252
Series B
0.73%, 12/1/50 (a)	125	127
Series D
0.38%, 8/1/47 (a)	360	366
Los Angeles Unified School District,
Series C
5.00%, 7/1/29	250	329
Metropolitan Water District of Southern California,
Series D
0.28%, 7/1/37 (a)	375	381
San Francisco City & County Airport Comm-San Francisco International Airport,
Series G (AMT)
5.00%, 5/1/27	250	309
		2,051
Colorado (1.1%)
Colorado Health Facilities Authority,
Series A-1
4.00%, 8/1/44	250	290

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Connecticut (4.2%)
Connecticut State,
General Obligation Bonds 2019 Series A
5.00%, 4/15/31	200	258
State of Connecticut Special Tax Revenue,
Series A
5.00%, 5/1/35 – 5/1/38	375	491
University of Connecticut,
Series A
5.00%, 11/15/43	270	334
		1,083
Delaware (1.9%)
Delaware State Economic Development Authority,
Series A
1.25%, 10/1/45 (a)	250	251
1.05%, 1/1/31 (a)	250	251
		502
Florida (3.4%)
Central Florida Expressway Authority,
Series 2021 (AGM)
4.00%, 7/1/35	125	155
JEA Electric System Revenue,
Series B
5.00%, 10/1/27	210	264
Miami-Dade County Industrial Development Authority,
Series 2011 (AMT)
0.55%, 11/1/41 (a)	250	250
Orlando Utilities Commission,
Series B
1.25%, 10/1/46 (a)	220	223
		892
Georgia (4.3%)
Main Street Natural Gas, Inc.,
Series A
4.00%, 5/15/39	175	202
4.00%, 4/1/48 (a)	250	268
Series B
4.00%, 8/1/49 (a)	250	279
Municipal Electric Authority of Georgia,
Series A
5.00%, 1/1/50 – 1/1/56	300	369
		1,118
Idaho (0.7%)
Idaho Housing & Finance Association,
Series A
5.00%, 7/15/29	130	170

Illinois (3.1%)
Chicago Board of Education,
Series A
5.00%, 12/1/29 – 12/1/34	375	487
State of Illinois,
Series B
5.00%, 10/1/30	250	325
		812

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Iowa (1.4%)
Iowa Tobacco Settlement Authority,
Series A-2
4.00%, 6/1/37	305	364

Kansas (2.6%)
Kansas Development Finance Authority,
Series B
5.00%, 11/15/54 (a)	300	410
State of Kansas Department of Transportation,
Series C-3
1 Month USD LIBOR + 0.40%, 0.47%, 9/1/23 (a)	250	250
		660
Kentucky (2.2%)
County of Trimble,
Series A (AMT)
1.30%, 9/1/44 (a)	250	251
Kentucky State Property & Building Commission,
Project No. 119
5.00%, 5/1/30	250	314
		565
Louisiana (1.1%)
Louisiana Public Facilities Authority,
Series A
4.00%, 5/15/49	250	289

Maine (1.2%)
Maine Turnpike Authority,
Series 2020
5.00%, 7/1/50	250	317

Massachusetts (0.8%)
Commonwealth of Massachusetts,
Series A
3 Month USD LIBOR + 0.55%, 0.67%, 11/1/25 (a)	200	200

Michigan (1.3%)
Michigan Finance Authority,
Series A
5.00%, 6/1/33	250	328

Missouri (2.3%)
Health & Educational Facilities Authority of the State of Missouri,
Series A
5.00%, 11/15/32	110	140
Series C
5.00%, 5/1/52 (a)	350	445
		585

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Nebraska (1.0%)
Nebraska Public Power District,
Series A
0.60%, 1/1/51 (a)	250	251

Nevada (2.2%)
Clark County School District,
Series C
5.00%, 6/15/24	280	318
County of Clark Department of Aviation,
Series B
5.00%, 7/1/33	200	256
		574
New Jersey (3.4%)
New Jersey Economic Development Authority,
Series B (AMT)
1.20%, 11/1/34 (a)	250	253
Series D
5.00%, 6/15/30	200	246
New Jersey Transportation Trust Fund Authority,
Series A
5.50%, 12/15/21	125	128
South Jersey Transportation Authority,
Series A
5.00%, 11/1/45	150	188
State of New Jersey,
Series A
4.00%, 6/1/31	50	63
		878
New York (19.4%)
City of New York,
Series E
5.00%, 8/1/22	175	184
Series F
5.00%, 3/1/50	350	449
County of Nassau,
Series A
5.00%, 1/1/23	135	144
Hudson Yards Infrastructure Corp.,
Series A
5.00%, 2/15/45	250	299
Long Island Power Authority,
Series 2017
5.00%, 9/1/47	250	308
Metropolitan Transportation Authority,
Series A
4.00%, 2/1/22	295	301
Series C
5.00%, 11/15/22	165	176
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series F-1
4.00%, 11/1/37	250	305
New York City Water & Sewer System,
Series AA-1
4.00%, 6/15/50	240	286

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

New York State Dormitory Authority,
Series A
4.00%, 7/1/38	175	208
5.00%, 7/1/26 – 3/15/47	515	633
New York State Thruway Authority,
Series B
4.00%, 1/1/38	250	295
New York State Urban Development Corp.,
Series A
4.00%, 3/15/45	250	296
New York Transportation Development Corp.,
Series A (AMT)
5.00%, 12/1/23 – 12/1/25	300	336
Series C
5.00%, 12/1/38	100	130
Port Authority of New York & New Jersey, Consolidated Bonds,
Series 212
5.00%, 9/1/35	250	323
Triborough Bridge & Tunnel Authority,
Series B-4A
SOFR + 0.38%, 0.41%, 1/1/32 (a)	350	353
		5,026
North Carolina (2.1%)
Charlotte-Mecklenburg Hospital Authority (The),
Series D
5.00%, 1/15/49 (a)	50	68
North Carolina Medical Care Commission,
Series A
5.00%, 6/1/28	155	197
North Carolina Turnpike Authority,
Series 2020
5.00%, 2/1/24	250	280
		545
Ohio (2.5%)
American Municipal Power Inc.,
Series A
1.00%, 2/15/48 (a)	100	102
Buckeye Tobacco Settlement Financing Authority,
Series B-2
5.00%, 6/1/55	250	293
County of Franklin,
Series 2013
0.10%, 12/1/46 (a)	250	250
		645
Oklahoma (1.0%)
Grand River Dam Authority,
Series A
5.00%, 6/1/24	235	267

Pennsylvania (7.5%)
Bucks County Industrial Development Authority,
Series 2021
4.00%, 7/1/51	300	335
City of Philadelphia, Water & Wastewater Revenue,
Series A
5.00%, 10/1/43	135	170

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Commonwealth Financing Authority,
Series 2018
5.00%, 6/1/26	105	126
Pennsylvania Economic Development Financing Authority,
Series A
4.00%, 11/15/22	180	189
Pennsylvania Higher Educational Facilities Authority,
Series 2015
5.00%, 8/15/22	100	105
Pennsylvania Turnpike Commission,
Series A
5.00%, 12/1/49	250	313
Philadelphia Gas Works Co.,
Series A (AGM)
5.00%, 8/1/50	250	313
Pittsburgh Water & Sewer Authority,
Series C (AGM)
0.68%, 9/1/40 (a)	375	382
		1,933
Puerto Rico (1.1%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Series A-2
4.33%, 7/1/40	250	281

South Carolina (1.0%)
South Carolina Transportation Infrastructure Bank,
Revenue Refunding Bonds, Series 2003B
1 Month USD LIBOR + 0.45%, 0.51%, 10/1/31 (a)	250	250

South Dakota (0.4%)
South Dakota Health & Educational Facilities Authority,
Series A
5.00%, 9/1/27	80	100

Texas (8.6%)
Alamo Heights Independent School District,
Series B
2.00%, 2/1/43 (a)	250	257
Central Texas Regional Mobility Authority,
Series C
5.00%, 1/1/27	300	355
City of San Antonio TX Electric & Gas Systems Revenue,
Series D
1.13%, 12/1/45 (a)	125	127
Harris County Cultural Education Facilities Finance Corp.,
Series A
5.00%, 12/1/27	115	144
Love Field Airport Modernization Corp.,
General Airport Revenue Bonds, Series 2017 (AMT)
5.00%, 11/1/31	250	301
Lower Colorado River Authority,
Series A
5.00%, 5/15/33	50	65
North Texas Tollway Authority,
Series A
4.00%, 1/1/35	250	301
Pasadena Independent School District,
Variable Rate Unlimited Tax School Building Bonds, Series 2015B
1.50%, 2/15/44 (a)	240	249

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Texas Municipal Gas Acquisition & Supply Corp. III,
Series 2012
5.00%, 12/15/32	125	170
Texas Municipal Gas Acquisition and Supply Corp. II,
Series C
3 Month USD LIBOR + 0.69%, 0.77%, 9/15/27 (a)	250	255
		2,224
Virginia (1.2%)
Hampton Roads Transportation Accountability Commission,
Series A
5.00%, 7/1/45	250	323

Wisconsin (2.1%)
Wisconsin Health & Educational Facilities Authority,
Series 2018
5.00%, 4/4/32	125	159
Series B-2
4.00%, 11/15/23	215	234
Wisconsin Health & Educational Facilities Authority,
Series C1
5.00%, 8/15/54 (a)	125	152
		545
Total Fixed Income Securities (Cost $24,788)		25,462

	Shares
Short-Term Investments (2.8%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio - Institutional Class, (b) (Cost $682)	682	682

	Face Amount (000)
Municipal Bond (0.2%)
New York (0.2%)
County of Suffolk,
Series I
2.00%, 7/22/21 (Cost $50)	50	50
Total Short-Term Investments (Cost $732)		732
Total Investments (101.2%) (Cost $25,520) (c)(d)		26,194
Liabilities in Excess of Other Assets (-1.2%)		(317)
Net Assets (100.0%)		$25,877

(a)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds— Tax-Exempt Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. This arrangement had no effect for the nine months ended June 30, 2021.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

(d)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $693,000 and the aggregate gross unrealized depreciation is approximately $19,000, resulting in net unrealized appreciation of approximately $674,000.
AGM	Assured Guaranty Municipal Corporation.
AMT	Alternative Minimum Tax.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	97.2%
Other*	2.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (27.4%)
Corporate Bonds (0.4%)
Finance (0.4%)
Fly Leasing Ltd.
5.25%, 10/15/24	$200	$202

Variable Rate Senior Loan Interests (27.0%)
Basic Materials (0.5%)
Chemours Co. (The),
2018 USD Term Loan B
1 Month USD LIBOR + 1.75%, 1.86%, 4/3/25 (a)	244	242

Communications (5.0%)
Avaya, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 4.25%, 4.32%, 12/15/24 (a)	277	278
CenturyLink, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 2.25%, 2.35%, 3/15/27 (a)	493	487
Cogeco Communications Finance (USA), LP,
Term Loan B
1 Month USD LIBOR + 2.00%, 2.10%, 1/3/25 (a)	492	486
Colorado Buyer Inc,
2nd Lien Term Loan
3 Month USD LIBOR + 7.25%, 8.25%, 5/1/25 (a)	250	248
CSC Holdings, LLC,
2019 Term Loan B5
1 Month USD LIBOR + 2.50%, 2.57%, 4/15/27 (a)	100	99
Digicel International Finance Limited,
2017 Term Loan B
6 Month USD LIBOR + 3.25%, 3.43%, 5/28/24 (a)	246	237
MH Sub I LLC,
2020 Incremental Term Loan
1 Month USD LIBOR + 3.75%, 4.75%, 9/13/24 (a)	99	99
PUG LLC,
USD Term Loan
1 Month USD LIBOR + 3.50%, 3.60%, 2/12/27 (a)	690	676
		2,610
Consumer, Cyclical (7.5%)
1011778 B.C. Unlimited Liability Company,
Term Loan B4
1 Month USD LIBOR + 1.75%, 1.85%, 11/19/26 (a)	246	243
American Airlines, Inc.,
2017 1st Lien Term Loan
1 Month USD LIBOR + 1.75%, 1.85%, 1/29/27 (a)	495	474
Aramark Services, Inc.,
2019 Term Loan B4
1 Month USD LIBOR + 1.75%, 1.85%, 1/15/27 (a)	494	489
Core & Main LP,
2017 Term Loan B
1 Month USD LIBOR + 2.75%, 3.75%, 8/1/24 (a)	492	493
Cornerstone Building Brands, Inc.,
2021 Term Loan B
1 Month USD LIBOR + 3.25%, 3.75%, 4/12/28 (a)	244	244

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Delta 2 (LUX) S.a.r.l.,
2018 USD Term Loan
1 Month USD LIBOR + 2.50%, 3.50%, 2/1/24 (a)	300		299
Lions Gate Capital Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 2.25%, 2.35%, 3/24/25 (a)	242		241
Playa Resorts Holding B.V.,
2017 Term Loan B
1 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (a)	334		322
Scientific Games International, Inc.,
2018 Term Loan B5
1 Month USD LIBOR + 2.75%, 2.85%, 8/14/24 (a)	492		489
Signal Parent, Inc,
Term Loan B
1 Month USD LIBOR + 3.50%, 4.25%, 3/25/28 (a)	150		148
Sram, LLC,
2021 Term Loan B
3 Month USD LIBOR + 2.75%, 3.25%, 5/12/28 (a)	248		247
Truck Hero, Inc.,
2021 Term Loan B
1 Month USD LIBOR + 3.75%, 4.50%, 1/31/28 (a)	249		250
			3,939
Consumer, Non-Cyclical (3.2%)
Agiliti Health, Inc.,
Term Loan
1 Month USD LIBOR + 2.75%, 2.88%, 1/4/26 (a)	492		490
Cano Health LLC,
Delayed Draw Term Loan
4.50%, 11/19/27 (a)(b)	46		46
Cano Health LLC,
Term Loan
3 Month USD LIBOR + 4.75%, 5.50%, 11/19/27 (a)	89		90
Gainwell Acquisition Corp.,
Term Loan B
3 Month USD LIBOR + 4.00%, 4.75%, 10/1/27 (a)	125		125
Gentiva Health Services, Inc.,
2020 Term Loan
1 Month USD LIBOR + 2.75%, 2.88%, 7/2/25 (a)	409		409
Help at Home, Inc.,
2020 Term Loan B
3 Month USD LIBOR + 5.00%, 6.00%, 10/29/27 (a)	—	@	1
Select Medical Corporation,
2017 Term Loan B
1 Month USD LIBOR + 2.25%, 2.36%, 3/6/25 (a)	250		248
US Foods, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.10%, 9/13/26 (a)	247		243
			1,652
Energy (0.0%) (c)
Oryx Midstream Holdings LLC,
Term Loan B
1 Month USD LIBOR + 4.00%, 4.10%, 5/22/26 (a)	1		1

Finance (1.5%)
AqGen Ascensus, Inc.,
2020 Term Loan
1 Month USD LIBOR + 4.00%, 5.00%, 12/13/26 (a)	149		149

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Baldwin Risk Partners LLC,
Term Loan B
1 Month USD LIBOR + 4.00%, 4.75%, 10/14/27 (a)	149	150
Illuminate Buyer LLC,
Term Loan
1 Month USD LIBOR + 3.50%, 3.60%, 6/30/27 (a)	100	99
Sedgwick Claims Management Services, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 3.25%, 3.35%, 12/31/25 (a)	1	1
Vertical Midco GmbH,
USD Term Loan B
6 Month USD LIBOR + 4.25%, 4.48%, 7/30/27 (a)	398	399
		798
Health Care (1.9%)
Idera, Inc.,
2021 Term Loan
3 Month USD LIBOR + 3.75%, 4.50%, 3/2/28 (a)	150	150
Lonza Group AG,
USD Term Loan B
4/29/28 (d)	100	100
Surgery Center Holdings, Inc.,
2021 Term Loan
1 Month USD LIBOR + 3.75%, 4.50%, 8/31/26 (a)	739	743
		993
Industrials (3.8%)
Associated Asphalt Partners, LLC,
2017 Term Loan B
1 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (a)	306	290
Berry Global, Inc.,
2021 Term Loan Z
1 Month USD LIBOR + 1.75%, 1.83%, 7/1/26 (a)	223	222
BWAY Holding Co.,
2017 Term Loan B
1 Month USD LIBOR + 3.25%, 3.35%, 4/3/24 (a)	249	243
Flex Acquisition Company, Inc.,
2021 Term Loan
3 Month USD LIBOR + 3.50%, 4.00%, 2/23/28 (a)	476	475
Garda World Security Corporation,
2021 Term Loan B
1 Month USD LIBOR + 4.25%, 4.35%, 10/30/26 (a)	375	377
Pretium PKG Holdings, Inc.,
2020 Term Loan
3 Month USD LIBOR + 4.00%, 4.75%, 11/5/27 (a)	149	150
Tank Holding Corp.,
2020 Term Loan
Daily U.S. Prime Rate + 3.50%, 3.60%, 3/26/26 (a)	247	246
		2,003
Technology (3.4%)
Banff Merger Sub, Inc.,
2018 USD Term Loan B
1 Month USD LIBOR + 3.75%, 3.85%, 10/2/25 (a)	353	351
By Crown Parent LLC,
Term Loan B1
1 Month USD LIBOR + 3.00%, 4.00%, 2/2/26 (a)	347	347

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

DCert Buyer, Inc.,
2021 2nd Lien Term Loan
1 Month USD LIBOR + 7.00%, 7.10%, 2/16/29 (a)	125	127
Dell International LLC,
2021 Term Loan B
1 Month USD LIBOR + 1.75%, 2.00%, 9/19/25 (a)	164	164
VS Buyer LLC,
Term Loan B
1 Month USD LIBOR + 3.00%, 3.10%, 2/28/27 (a)	494	493
Western Digital Corporation,
2018 Term Loan B4
1 Month USD LIBOR + 1.75%, 1.84%, 4/29/23 (a)	323	323
		1,805
Utilities (0.2%)
Invenergy Thermal Operating I LLC,
2018 Term Loan B
1 Month USD LIBOR + 3.00%, 3.10%, 8/28/25 (a)	123	121
		14,164
Total Fixed Income Securities (Cost $14,264)		14,366

	Shares
Short-Term Investment (16.3%)
Investment Company (16.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $8,516)	8,515,678	8,516
Total Investments (43.7%) (Cost $22,780) (f)(g)		22,882
Other Assets in Excess of Liabilities (56.3%)		29,462
Net Assets (100.0%)		$52,344

(a)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	In addition to the term loan, the Fund has an unfunded loan commitment of approximately $46,000, which could be extended at the option of the borrower. As of June 30, 2021, Cano Health LLC, did not draw down any of the commitment.
(c)	Amount is less than 0.05%.
(d)	Unsettled Position. The contract rate does not take effect until settlement date.
(e)	The fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the fund's investment in the Liquidity Funds.
(f)	The fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the fund did not engage in any cross-trade transactions.
(g)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $181,000 and the aggregate gross unrealized depreciation is approximately $79,000, resulting in net unrealized appreciation of approximately $102,000.
@	Principal amount is less than $500.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Variable Rate Senior Loan Interests	61.9%
Short-Term Investment	37.2
Other*	0.9
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.5%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18% ,2.32%, 6/1/38	$92	$99
1 Year CMT + 2.33% ,2.47%, 1/1/36	184	197
1 Year CMT + 2.32% ,2.49%, 7/1/38	173	185
1 Year CMT + 2.32% ,2.51%, 3/1/37	244	260
		741
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.0%) (a)
Safina Ltd.
2.00%, 12/30/23	224	230

Agency Fixed Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	104	109
7.50%, 5/1/35	15	18
8.00%, 8/1/32	9	10
8.50%, 8/1/31	10	11
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 – 7/1/24	165	173
5.00%, 12/1/23 – 12/1/24	77	80
6.00%, 9/1/37	38	45
6.50%, 2/1/28 – 10/1/32	116	131
7.00%, 7/1/29 – 3/1/37	141	159
7.50%, 8/1/37	20	24
8.00%, 4/1/33	36	43
8.50%, 10/1/32	17	20
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	64	75
8.50%, 7/15/30	16	17
		915
Asset-Backed Securities (15.2%)
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 1.27%, 1/15/32 (b)(c)	1,725	1,726
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (b)	681	689
2.24%, 6/25/66 (b)	1,004	1,003
AMSR Trust
2.11%, 9/17/37 (b)	975	975
Aqua Finance Trust
3.14%, 7/16/40 (b)	243	250
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (b)(c)	141	145
Blackbird Capital Aircraft
2.44%, 7/15/46 (b)(d)	830	830
CarMax Auto Owner Trust
1.70%, 11/15/24	1,800	1,823
CFMT 2020-HB4 LLC
2.72%, 12/26/30 (b)(c)	1,625	1,625

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

CNH Equipment Trust
2.01%, 12/16/24	1,528	1,552
Commonbond Student Loan Trust
1.20%, 3/25/52 (b)	1,625	1,623
Conn's Receivables Funding 2020 A LLC
1.71%, 6/16/25 (b)	222	222
Consumer Loan Underlying Bond Credit Trust
3.28%, 7/15/26 (b)	845	851
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 1.09%, 1/27/70 (b)(c)	989	1,004
Fair Square Issuance Trust
2.90%, 9/20/24 (b)	300	303
Falcon Aerospace Ltd.
3.60%, 9/15/39 (b)	342	340
FCI Funding LLC,
1.13%, 4/15/33 (b)	637	638
3.63%, 2/18/31 (b)	104	105
FHF Trust
1.27%, 3/15/27 (b)	593	593
Finance of America HECM Buyout
1.59%, 2/25/31 (b)(c)	500	499
Ford Credit Auto Owner Trust
1.06%, 4/15/33 (b)	3,840	3,841
Foundation Finance Trust,
3.30%, 7/15/33 (b)	111	112
3.86%, 11/15/34 (b)	272	281
Freed ABS Trust,
3.19%, 11/18/26 (b)	900	911
3.87%, 6/18/26 (b)	140	141
4.61%, 10/20/25 (b)	276	278
GAIA Aviation Ltd.
3.97%, 12/15/44 (b)	539	539
GCI Funding I LLC
2.82%, 10/18/45 (b)	1,306	1,330
GM Financial Automobile Leasing Trust,
0.80%, 7/20/23	220	221
1.67%, 12/20/22	830	835
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	243	244
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)	1,725	1,743
Class A2
3.21%, 1/22/29 (b)	1,360	1,378
Kubota Credit Owner Trust
0.59%, 10/15/24 (b)	675	677
LL ABS Trust
2.33%, 1/17/28 (b)	334	336
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (b)	1,643	1,662
2.29%, 1/20/48 (b)	1,321	1,344
Lunar Aircraft Ltd.
3.38%, 2/15/45 (b)	170	168
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (b)	441	442
MAPS Trust
2.52%, 6/15/46 (b)	960	965
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	330	331
Mercury Financial Credit Card Master Trust
1.54%, 3/20/26 (b)	1,725	1,731

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

MFA 2021-NPL1 LLC
2.36%, 3/25/60 (b)	1,591	1,592
Monroe Capital ABS Funding 2021-1 Ltd.
2.82%, 4/22/31 (b)	1,625	1,628
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (b)	1,341	1,345
2.10%, 4/20/46 (b)	294	300
Nationstar HECM Loan Trust,
1.27%, 9/25/30 (b)(c)	740	742
2.27%, 11/25/29 (b)(c)	88	89
Navient Private Education Refi Loan Trust
0.94%, 7/15/69 (b)	1,610	1,611
New Residential Advance Receivables Trust Advance Receivables Backed Notes,
1.03%, 12/16/52 (b)	470	470
1.43%, 8/15/53 (b)	1,170	1,172
Newday Funding Master Issuer PLC
SOFR + 1.10%, 1.11%, 3/15/29 (b)(c)	1,760	1,768
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 0.98%, 7/25/25 (c)	31	31
NRZ Advance Receivables Trust,
1.32%, 10/15/52 (b)	675	676
1.48%, 9/15/53 (b)	1,380	1,383
NRZ Excess Spread-Collateralized Notes,
2.98%, 3/25/26 (b)	1,542	1,540
Class A
3.23%, 5/25/26 (b)	1,879	1,879
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (b)	555	560
NYCTL Trust
2.19%, 11/10/32 (b)	337	339
Ocwen Master Advance Receivables Trust
1.28%, 8/15/52 (b)	1,150	1,163
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 0.59%, 8/20/30 (c)	76	75
Oscar US Funding X LLC
3.18%, 5/10/23 (b)	585	591
Oscar US Funding XI LLC
2.49%, 8/10/22 (b)	9	9
Oxford Finance Funding LLC
3.10%, 2/15/28 (b)	350	361
PFS Financing Corp.,
0.78%, 8/17/26 (b)	1,310	1,305
0.97%, 2/15/26 (b)	960	967
1.27%, 6/15/25 (b)	3,640	3,695
2.23%, 10/15/24 (b)	1,160	1,186
2.86%, 4/15/24 (b)	230	235
3.52%, 10/15/23 (b)	162	164
Prosper Marketplace Issuance Trust
3.59%, 7/15/25 (b)	379	381
Raptor Aircraft Finance I LLC
4.21%, 8/23/44 (b)	797	764
RCO V Mortgage LLC
3.47%, 11/25/24 (b)	681	684
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 2.75%, 12/27/44 (b)(c)	210	201
Republic Finance Issuance Trust
2.47%, 11/20/30 (b)	500	509
3.43%, 11/22/27 (b)	800	809

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

S-Jets Ltd.
3.97%, 8/15/42 (b)	1,695	1,680
Santander Retail Auto Lease Trust
1.74%, 7/20/23 (b)	1,330	1,351
SFS Asset Securitization LLC
4.24%, 6/10/25 (b)	814	816
Small Business Lending Trust
2.85%, 7/15/26 (b)	27	27
SPS Servicer Advance Receivables Trust
1.83%, 11/15/55 (b)	2,100	2,122
START Ireland
4.09%, 3/15/44 (b)	786	796
Start Ltd.
4.09%, 5/15/43 (b)	1,638	1,649
Towd Point Mortgage Trust,
1 Month USD LIBOR + 0.60%, 0.69%, 2/25/57 (b)(c)	165	166
1.75%, 10/25/60 (b)	801	811
2.75%, 4/25/57 (b)(c)	52	53
Upstart Securitization Trust
3.73%, 9/20/29 (b)	850	862
VCAT LLC
3.67%, 8/25/50 (b)	451	454
Verizon Owner Trust,
0.41%, 4/21/25	2,720	2,725
0.47%, 2/20/25	950	953
2.93%, 9/20/23	404	409
Volkswagen Auto Lease Trust
1.99%, 11/21/22	1,266	1,275
		82,679
Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	256	297
Government National Mortgage Association,
REMIC
1 Month USD LIBOR + 0.50% ,0.61%, 3/20/61 (c)	105	106
1 Month USD LIBOR + 0.56% ,0.67%, 9/20/62 (c)	401	403
		806
Commercial Mortgage-Backed Securities (3.1%)
Alen 2021-ACEN Mortgage Trust
1 Month USD LIBOR + 1.15%, 1.22%, 4/15/34 (b)(c)	1,200	1,202
BAMLL Commercial Mortgage Securities Trust,
Class A
1 Month USD LIBOR + 2.75%, 2.82%, 11/15/30 (b)(c)	2,000	2,033
BX Commercial Mortgage Trust,
Class A
1 Month USD LIBOR + 0.70%, 0.81%, 4/15/34 (b)(c)	2,100	2,085
CSMC Commercial Mortgage Trust,
3.53%, 8/15/37 (b)	575	609
Class A
1 Month USD LIBOR + 3.00% ,3.25%, 12/15/35 (b)(c)	2,125	2,166
CSWF Commercial Mortgage Trust
1 Month USD LIBOR + 0.97%, 1.04%, 6/15/34 (b)(c)	2,650	2,646
DROP Mortgage Trust
1 Month USD LIBOR + 1.15%, 1.22%, 4/15/26 (b)(c)	1,700	1,709
HPLY Trust
1 Month USD LIBOR + 2.35%, 2.42%, 11/15/36 (b)(c)	407	407

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

JP Morgan Chase Commercial Mortgage Securities Corp.
4.13%, 7/5/31 (b)	1,100	1,167
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 2.27%, 7/15/36 (b)(c)	850	851
TPGI Trust,
Class A
1 Month USD LIBOR + 0.70%, 0.80%, 6/15/26 (b)(c)	1,175	1,177
TTAN 2021-MHC,
Class A
1 Month USD LIBOR + 0.85%, 0.92%, 3/15/38 (b)(c)	850	852
		16,904
Corporate Bonds (62.2%)
Finance (30.4%)
Aflac, Inc.
1.13%, 3/15/26	2,200	2,206
Air Lease Corp.
2.63%, 7/1/22	1,440	1,468
American International Group, Inc.
4.88%, 6/1/22	2,200	2,291
American Tower Corp.
2.40%, 3/15/25	600	627
Anthem, Inc.
3.50%, 8/15/24	1,200	1,293
Aon Corp.
2.20%, 11/15/22	575	589
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (b)	625	644
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	1,600	1,606
Banco Santander Chile
2.70%, 1/10/25 (b)	800	836
Banco Santander SA
3.85%, 4/12/23	2,200	2,329
Bank of America Corp.,
0.98%, 9/25/25	4,135	4,134
3.88%, 8/1/25	3,900	4,335
4.13%, 1/22/24	2,000	2,178
MTN
0.81%, 10/24/24	1,820	1,828
3.86%, 7/23/24	1,990	2,122
Bank of New York Mellon Corp. (The)
0.75%, 1/28/26	2,040	2,018
Banque Federative du Credit Mutuel SA
2.38%, 11/21/24 (b)	3,480	3,638
Barclays PLC
4.61%, 2/15/23	1,200	1,231
BNP Paribas SA
3.50%, 3/1/23 (b)	1,250	1,312
BPCE SA,
2.38%, 1/14/25 (b)	2,635	2,746
4.00%, 9/12/23 (b)	2,850	3,058
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	1,130	1,181
3.10%, 4/2/24	2,270	2,414
Citigroup, Inc.,
0.78%, 10/30/24	2,400	2,407
1.68%, 5/15/24	3,180	3,248
3.11%, 4/8/26	2,000	2,141
3.35%, 4/24/25	6,690	7,132

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Cooperatieve Rabobank UA
3.95%, 11/9/22	1,340	1,403
Credit Suisse AG
1.00%, 5/5/23	2,360	2,386
DBS Group Holdings Ltd.
2.85%, 4/16/22 (b)	360	367
Equitable Financial Life Global Funding,
0.50%, 4/6/23 (b)	1,720	1,723
1.40%, 7/7/25 (b)	1,000	1,009
GA Global Funding Trust
1.63%, 1/15/26 (b)	4,070	4,124
Goldman Sachs Group, Inc. (The),
3.50%, 1/23/25 – 4/1/25	10,245	11,114
Series VAR
0.63%, 11/17/23	1,000	1,001
Guardian Life Global Funding
0.88%, 12/10/25 (b)	2,450	2,427
HSBC Holdings PLC,
3.03%, 11/22/23	1,830	1,896
3.95%, 5/18/24	2,240	2,380
Intercontinental Exchange, Inc.
0.70%, 6/15/23	1,420	1,427
JPMorgan Chase & Co.,
3.13%, 1/23/25	1,550	1,664
3.63%, 5/13/24	1,170	1,269
3.90%, 7/15/25	5,070	5,610
4.02%, 12/5/24	6,190	6,684
LeasePlan Corp.
2.88%, 10/24/24 (b)	1,275	1,340
Lloyds Banking Group PLC,
0.70%, 5/11/24	2,950	2,959
1.33%, 6/15/23	1,575	1,588
4.05%, 8/16/23	2,350	2,520
Macquarie Bank Ltd.
2.30%, 1/22/25 (b)	3,475	3,628
Metropolitan Life Global Funding I
0.95%, 7/2/25 (b)	1,275	1,274
National Bank of Canada
2.10%, 2/1/23	1,485	1,524
National Securities Clearing Corp
0.75%, 12/7/25 (b)	4,300	4,245
Nationwide Building Society,
2.00%, 1/27/23 (b)	2,030	2,083
3.62%, 4/26/23 (b)	1,600	1,641
New York Life Global Funding
1.10%, 5/5/23 (b)	280	284
NongHyup Bank
1.25%, 7/20/25 (b)	690	691
People's United Financial, Inc.
3.65%, 12/6/22	1,660	1,718
Principal Life Global Funding II
0.50%, 1/8/24 (b)	2,740	2,736
Protective Life Global Funding
3.10%, 4/15/24 (b)	1,225	1,300
Royal Bank of Canada
2.55%, 7/16/24	1,275	1,345
Santander UK Group Holdings PLC
4.80%, 11/15/24 (c)	1,200	1,313
Societe Generale SA
2.63%, 1/22/25 (b)	1,175	1,227

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Standard Chartered PLC,
0.99%, 1/12/25 (b)(c)	3,295	3,288
2.74%, 9/10/22 (b)	1,775	1,782
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	730	727
2.35%, 1/15/25	9,800	10,242
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/23 (b)	2,350	2,365
Suncorp-Metway Ltd.
3.30%, 4/15/24 (b)	1,980	2,115
TD Ameritrade Holding Corp.
3.75%, 4/1/24	1,225	1,327
Truist Bank
2.15%, 12/6/24	1,525	1,597
Wells Fargo & Co.
1.65%, 6/2/24	650	664
		165,019
Industrials (27.3%)
7-Eleven, Inc.
0.80%, 2/10/24 (b)	3,160	3,153
AbbVie, Inc.
3.80%, 3/15/25	6,515	7,130
Alibaba Group Holding Ltd.
2.80%, 6/6/23	1,275	1,326
Altria Group, Inc.
2.35%, 5/6/25	1,500	1,570
American Honda Finance Corp.
1.00%, 9/10/25	1,200	1,200
Amgen, Inc.
1.90%, 2/21/25	1,350	1,399
Amphenol Corp.
2.05%, 3/1/25	1,250	1,302
Astrazeneca Finance LLC
0.70%, 5/28/24	2,570	2,567
AT&T, Inc.
3.80%, 3/1/24	2,450	2,642
Bayer US Finance LLC
3.38%, 10/8/24 (b)	1,000	1,075
Berry Global, Inc.
1.57%, 1/15/26 (b)	2,325	2,329
BMW Finance.
2.40%, 8/14/24 (b)	1,895	1,986
Boeing Co. (The),
1.17%, 2/4/23	1,050	1,054
4.88%, 5/1/25	2,460	2,758
BP Capital Markets America, Inc.
3.19%, 4/6/25	2,565	2,765
Canadian Natural Resources Ltd.
2.95%, 1/15/23	1,250	1,295
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	1,225	1,298
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	850	964
Chevron Corp.
1.55%, 5/11/25	1,900	1,948
Cigna Corp.,
1.25%, 3/15/26	3,050	3,060
3.75%, 7/15/23	658	701

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Cummins, Inc.
0.75%, 9/1/25	1,500	1,489
Daimler Finance North America LLC,
0.75%, 3/1/24 (b)	1,710	1,714
3.30%, 5/19/25 (b)	2,510	2,712
3.35%, 2/22/23 (b)	520	544
Dell International LLC/EMC Corp.
5.45%, 6/15/23	1,960	2,127
Deutsche Telekom International Finance BV
1.95%, 9/19/21 (b)	1,260	1,263
DuPont de Nemours, Inc.
4.49%, 11/15/25	875	995
Eastern Energy Gas Holdings LLC
3.55%, 11/1/23	2,050	2,172
eBay, Inc.
1.40%, 5/10/26	2,550	2,560
Enbridge, Inc.
2.50%, 1/15/25	750	786
Enterprise Products Operating LLC
3.90%, 2/15/24	1,200	1,291
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	1,150	1,232
Fox Corp.
4.03%, 1/25/24	1,200	1,300
General Motors Financial Co., Inc.
3.95%, 4/13/24	1,250	1,346
Georgia-Pacific LLC
1.75%, 9/30/25 (b)	4,080	4,187
Glencore Funding LLC,
3.00%, 10/27/22 (b)	1,275	1,312
4.13%, 3/12/24 (b)	1,225	1,321
Global Payments, Inc.
2.65%, 2/15/25	2,120	2,235
HCA, Inc.
5.00%, 3/15/24	1,600	1,769
Hyundai Capital America,
1.25%, 9/18/23 (b)	1,380	1,393
1.30%, 1/8/26 (b)	2,780	2,751
2.38%, 2/10/23 (b)	590	606
2.85%, 11/1/22 (b)	800	823
3.95%, 2/1/22 (b)	1,270	1,295
Imperial Brands Finance PLC
3.13%, 7/26/24 (b)	2,015	2,122
International Flavors & Fragrances, Inc.
1.23%, 10/1/25 (b)	2,250	2,239
Juniper Networks, Inc.
1.20%, 12/10/25	575	575
Keurig Dr Pepper, Inc.
0.75%, 3/15/24	2,443	2,446
Las Vegas Sands Corp.
3.20%, 8/8/24	1,250	1,313
Lowe's Cos., Inc.
3.13%, 9/15/24	1,230	1,318
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (b)	475	483
Mondelez International Holdings Netherlands BV
2.25%, 9/19/24 (b)	950	993
NBN Co. Ltd.
1.45%, 5/5/26 (b)	2,770	2,778
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (b)	2,640	2,755

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

NTT Finance Corp.
1.16%, 4/3/26 (b)	2,650	2,645
Nucor Corp.
2.00%, 6/1/25	975	1,010
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25 (b)	1,540	1,626
PayPal Holdings, Inc.
1.65%, 6/1/25	1,150	1,181
Pioneer Natural Resources Co.
1.13%, 1/15/26	4,490	4,448
Royalty Pharma PLC
1.20%, 9/2/25 (b)	1,475	1,463
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	1,320	1,419
Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (b)	1,750	1,761
Siemens Financieringsmaatschappij N.V.
3.25%, 5/27/25 (b)	4,740	5,151
Silgan Holdings, Inc.
1.40%, 4/1/26 (b)	1,875	1,859
Sky Ltd.
3.75%, 9/16/24 (b)	2,330	2,548
Skyworks Solutions, Inc.
0.90%, 6/1/23	1,750	1,755
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23	1,775	1,927
Toyota Motor Corp.
1.34%, 3/25/26	2,300	2,327
TSMC Global Ltd.
0.75%, 9/28/25 (b)	1,575	1,542
Verizon Communications, Inc.
1.45%, 3/20/26	7,965	8,036
Volkswagen Group of America Finance LLC
2.70%, 9/26/22 (b)	3,230	3,321
Walt Disney Co. (The)
1.75%, 8/30/24	2,150	2,224
Waste Management, Inc.
0.75%, 11/15/25	1,150	1,140
Williams Cos., Inc. (The)
4.30%, 3/4/24	1,330	1,445
		148,595
Utilities (4.5%)
Ameren Corp.
2.50%, 9/15/24	2,510	2,642
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,486
CenterPoint Energy, Inc.
2.50%, 9/1/24	2,500	2,616
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26	2,355	2,374
DTE Energy Co.
0.55%, 11/1/22	1,710	1,714
2.25%, 11/1/22	1,800	1,841
Enel Finance International N.V.
4.63%, 9/14/25 (b)	3,130	3,551
NiSource, Inc.
0.95%, 8/15/25	1,550	1,539

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Southern Co. (The),
2.95%, 7/1/23	1,260	1,315
Series 21-A
0.60%, 2/26/24	2,700	2,694
WEC Energy Group, Inc.
0.55%, 9/15/23	2,840	2,841
		24,613
		338,227
Mortgages - Other (11.7%)
Ajax Mortgage Loan Trust
1.07%, 9/25/65 (b)(c)	1,156	1,156
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50 (b)(c)	1,206	1,209
BRAVO Residential Funding Trust
2.00%, 5/25/59 (b)(c)	948	966
Brean Asset Backed Securities Trust
1.40%, 10/25/63 (b)(c)	2,372	2,273
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55 (b)(c)	588	595
Cascade Funding Mortgage Trust,
0.90%, 6/25/36 (b)(c)	1,990	1,990
1.37%, 2/25/31 (b)(c)	1,600	1,595
1.94%, 9/25/50 (b)(c)	1,724	1,710
2.80%, 6/25/69 (b)(c)	550	562
4.00%, 10/25/68 (b)(c)	437	456
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	72	73
CIM Trust,
2.57%, 7/25/59 (b)	1,601	1,610
3.00%, 4/25/57 (b)(c)	226	230
CSMC 2021-NQM2
1.18%, 2/25/66 (b)(c)	1,549	1,551
Federal Home Loan Mortgage Corporation
1 Month USD LIBOR + 1.20%, 1.29%, 10/25/29 (c)	40	40
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (b)(c)	900	900
4.45%, 1/25/26 (b)(c)	1,500	1,511
5.07%, 5/25/24 (b)(c)	1,700	1,712
Galton Funding Mortgage Trust,
3.50%, 11/25/57 (b)(c)	26	26
4.00%, 2/25/59 (b)(c)	5	5
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 0.60%, 8/25/60 (b)(c)	105	105
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 0.39%, 5/20/63 (c)	8	8
1 Month USD LIBOR + 0.45%, 0.56%, 5/20/62 (c)	—	—
1 Month USD LIBOR + 0.60%, 0.71%, 1/20/64 (c)	133	133
Headlands Residential LLC
3.97%, 6/25/24 (b)	200	201
Homeward Opportunities Fund Trust
3.23%, 8/25/25 (b)	1,195	1,210
Imperial Fund Mortgage Trust
1.38%, 10/25/55 (b)(c)	943	947
Lanark Master Issuer PLC,
3 Month USD LIBOR + 0.77%, 0.92%, 12/22/69 (b)(c)	256	256
2.28%, 12/22/69 (b)(c)	360	368
Legacy Mortgage Asset Trust
3.25%, 2/25/60 (b)	1,449	1,460

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

LHOME Mortgage Trust,
2.09%, 9/25/26 (b)(c)	700	700
3.23%, 10/25/24 (b)	235	237
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 0.81%, 2/25/55 (b)(c)	960	961
1 Month USD LIBOR + 0.80%, 0.89%, 11/25/53 (b)(c)	840	842
1 Month USD LIBOR + 0.90%, 0.99%, 10/25/53 (b)(c)	1,440	1,441
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 – 8/25/55(b)(c)	178	189
4.00%, 9/25/57 (b)(c)	363	384
NewRez Warehouse Securitization Trust
1 Month USD LIBOR + 0.75%, 0.84%, 5/25/55 (b)(c)	1,275	1,278
NRPL Trust
4.25%, 7/25/67 (b)	482	483
NYMT Loan Trust,
2.94%, 10/25/60 (b)(c)	709	714
3.96%, 6/25/25 (b)	1,460	1,467
OBX Trust
4.00%, 7/25/58 (b)(c)	87	88
Oceanview Mortgage Loan Trust
1.73%, 5/28/50 (b)(c)	561	564
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 0.95%, 1/16/60 (b)(c)	148	148
1 Month USD LIBOR + 0.93%, 1.00%, 3/12/61 (b)(c)	344	344
1 Month USD LIBOR + 0.95%, 1.03%, 8/18/60 (b)(c)	166	166
1 Month USD LIBOR + 1.00%, 1.09%, 6/20/60 (b)(c)	166	166
Preston Ridge Partners LLC,
2.12%, 1/25/26 – 3/25/26(b)(c)	1,719	1,724
2.86%, 9/25/25 (b)	1,016	1,022
3.10%, 11/25/25 (b)	1,261	1,270
3.50%, 10/25/24 (b)(c)	621	624
Pretium Mortgage Credit Partners I LLC
2.24%, 9/27/60 (b)	869	870
Provident Funding Mortgage Warehouse Securitization Trust
1 Month USD LIBOR + 0.70%, 0.79%, 2/25/55 (b)(c)	2,175	2,170
Residential Mortgage Loan Trust
1.65%, 5/25/60 (b)(c)	1,525	1,537
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 0.93%, 12/5/59 (b)(c)	141	141
1 Month USD LIBOR + 0.93%, 1.01%, 9/5/57 (b)(c)	241	241
RESIMAC Premier Trust,
Series 19-2A
1 Month USD LIBOR + 0.95%, 1.03%, 2/10/51 (b)(c)	354	358
RMF Buyout Issuance Trust,
1.71%, 6/25/30 (b)(c)	792	795
1.72%, 10/25/50 (b)(c)	1,375	1,372
2.16%, 2/25/30 (b)(c)	1,090	1,092
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	713	747
Sequoia Mortgage Trust,
1 Month USD LIBOR + 0.62%, 0.71%, 8/20/34 (c)	143	143
Class A1
2.50%, 6/25/51 (b)(c)	2,548	2,585
Silver Hill Trust
3.10%, 11/25/49 (b)(c)	885	908
Station Place Securitization Trust
1 Month USD LIBOR + 0.65%, 0.74%, 1/26/54 (b)(c)	1,610	1,613
Towd Point HE Trust
0.92%, 2/25/63 (b)(c)	2,317	2,319
TVC Mortgage Trust
3.47%, 9/25/24 (b)	300	303

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Verus Securitization Trust
1.03%, 2/25/66 (b)(c)	1,257	1,259
Vista Point Securitization Trust
1.76%, 3/25/65 (b)(c)	669	677
VOLT XCIII LLC
1.89%, 2/27/51 (b)	1,049	1,048
VOLT XCIV LLC
2.24%, 2/27/51 (b)	1,229	1,231
VOLT XCIX LLC
2.12%, 4/25/51 (b)	1,622	1,628
VOLT XCVI LLC
2.12%, 3/27/51 (b)	1,209	1,210
		63,917
Sovereign (0.9%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750	1,770
2.38%, 5/12/23	1,170	1,209
Korea Development Bank (The)
3.00%, 3/19/22	410	417
Korea National Oil Corp.
0.88%, 10/5/25 (b)	1,680	1,657
		5,053
Total Fixed Income Securities (Cost $506,588)		509,472

Investment Company (4.1%)
iShares Short-Term Corporate Bond ETF (Cost $22,243)	405,000	22,198

Shares
Short-Term Investments (1.9%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $8,606)	8,605,883	8,606

	Face Amount (000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill
0.03%, 11/4/21 (f) (Cost $1,350)	$1,350	1,350
Total Short-Term Investments (Cost $9,956)		9,956
Total Investments (99.5%) (Cost $538,787) (g)(h)(i)		541,626
Other Assets in Excess of Liabilities (0.5%)		2,523
Net Assets (100.0%)		$544,149

(a)	Amount is less than 0.05%.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

(d)	When-issued security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at June 30, 2021.
(g)	Securities are available for collateral in connection with purchase of when-issued securities and futures contracts.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.
(i)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,205,000 and the aggregate gross unrealized depreciation is approximately $1,182,000, resulting in net unrealized appreciation of approximately $3,023,000.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Note Rate.
ETF	Exchange Traded Fund.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	601	Sep-21	$120,200	$132,413	$(207)

Short:
U.S. Treasury 5 yr. Note (United States)	1,141	Sep-21	(114,100)	(140,833)	414
U.S. Treasury 10 yr. Note (United States)	65	Sep-21	(6,500)	(8,613)	(23)
					$184

Portfolio Composition

Classification	Percentage of Total Investments
Finance	30.5%
Industrials	27.4
Asset-Backed Securities	15.3
Other*	15.0
Mortgages - Other	11.8
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $281,859,000 and net unrealized appreciation of approximately $184,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (94.9%)
Asset-Backed Securities (25.2%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 1.82%, 10/25/34 (a)		$39	$39
American Homes 4 Rent Trust,
5.64%, 4/17/52 (b)		100	110
Ameriquest Mortgage Securities, Inc.,
1 Month USD LIBOR + 2.10%, 2.19%, 5/25/34 (a)		222	229
AMSR Trust,
3.87%, 1/19/39 (b)		200	204
Bayview Financial Revolving Asset Trust,
1 Month USD LIBOR + 0.93%, 1.03%, 2/28/40 (a)(b)		104	99
BCMSC Trust,
7.51%, 1/15/29 (a)		115	111
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (a)(b)		100	100
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34		25	26
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		36	36
4.60%, 6/17/24 (b)		400	402
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 1.13%, 1.22%, 2/25/33 (a)		59	59
1 Month USD LIBOR + 1.46%, 1.55%, 5/25/32 (a)		20	20
DT Auto Owner Trust,
5.33%, 11/17/25 (b)		100	105
ECAF I Ltd.,
4.95%, 6/15/40 (b)		235	222
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.27%, 10/25/34 (a)		44	45
European Residential Loan Securitisation,
1.45%, 7/24/54	EUR	158	182
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$171	170
Finance of America HECM Buyout,
3.09%, 7/25/30 (a)(b)		100	101
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 0.48%, 2/27/35 (a)(b)		17	16
Freed ABS Trust,
3.19%, 11/18/26 (b)		100	101
Goodgreen Trust,
2.63%, 4/15/55 (b)		182	188
GSAA Home Equity Trust,
6.50%, 11/25/36		20	11
GSAMP Trust,
1 Month USD LIBOR + 0.48%, 0.57%, 3/25/46 (a)		87	87
Home Partners of America Trust,
3.60%, 9/17/39 (b)		91	93
Loanpal Solar Loan Ltd.,
2.29%, 1/20/48 (b)		176	179
2.47%, 12/20/47 (b)		174	178
2.75%, 7/20/47 (b)		172	180
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		201	201
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		147	150
New Residential Mortgage LLC,
5.44%, 6/25/25 (b)		308	316

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Newday Funding PLC,
1 Month GBP SONIA IR + 2.40%, 2.45%, 9/15/27 (a)(b)	GBP	100	140
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate — 0.55%, 2.70%, 2/25/44 (a)(b)		$121	119
NRZ Excess Spread-Collateralized Notes,
Class A
3.23%, 5/25/26 (b)		96	96
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.54%, 0.63%, 3/25/37 (a)		40	40
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 3.09%, 3/25/26 (a)(b)		250	251
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 2.74%, 8/25/25 (a)(b)		300	300
1 Month USD LIBOR + 2.85%, 2.94%, 2/25/23 (a)(b)		250	251
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		37	37
ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate,
Daily U.S. Prime Rate — 0.50%, 2.65%, 12/27/44 (a)(b)		70	67
Republic FInance Issuance Trust,
3.93%, 11/22/27 (b)		100	102
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		153	153
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 12/15/33 – 1/25/40 (a)	EUR	486	553
Small Business Origination Loan Trust,
3.86%, 12/15/27	GBP	72	99
Sprite Ltd.,
4.25%, 12/15/37 (b)		$158	158
Stanwich Mortgage Loan Trust,
3.48%, 11/16/24 (b)		181	181
START Ireland,
4.09%, 3/15/44 (b)		151	153
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		200	207
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 2.64%, 1/25/34 (a)(b)		27	27
1 Month USD LIBOR + 2.78%, 2.87%, 11/25/31 (a)(b)		32	32
			6,926
Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Government National Mortgage Association,
IO
0.77%, 8/20/58 (a)		271	6

Commercial Mortgage-Backed Securities (6.7%)
BANK 2020-BNK30,
3.02%, 12/15/53 (a)		200	178
Bayview Commercial Asset Trust,
1 Month USD LIBOR + 0.66%, 0.75%, 11/25/35 (a)(b)		220	210
GS Mortgage Securities Corp. Trust,
1 Month USD LIBOR + 2.20%, 2.27%, 10/15/36 (a)(b)		100	97
GS Mortgage Securities Trust,
4.46%, 2/10/48 (a)(b)		100	102
4.85%, 6/10/47 (a)		50	53
MFT Trust,
3.39%, 8/10/40 (a)(b)		180	189
3.59%, 2/10/42 (a)(b)		250	243
MKT Mortgage Trust,
3.04%, 2/12/40 (a)(b)		250	230
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.79%, 10/15/49 (a)(b)		81	80

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Natixis Commercial Mortgage Securities Trust,
4.30%, 10/15/36 (b)		150	145
SFO Commercial Mortgage Trust,
Class B
1 Month USD LIBOR + 1.50%, 1.57%, 5/15/38 (a)(b)		250	251
Wells Fargo Commercial Mortgage Trust,
4.28%, 5/15/48 (a)		75	77
			1,855
Corporate Bonds (45.2%)
Communications (0.2%)
TEGNA, Inc.,
4.63%, 3/15/28		45	47

Finance (24.9%)
ABN Amro Bank N.V.,
4.75%, 7/28/25 (b)		200	225
Aon Corp.,
2.20%, 11/15/22		50	51
Aviation Capital Group LLC,
4.38%, 1/30/24 (b)		250	268
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		50	52
Bank of America Corp.,
2.46%, 10/22/25		250	262
3.25%, 10/21/27		350	380
Barclays PLC,
2.85%, 5/7/26		200	211
Belrose Funding Trust,
2.33%, 8/15/30 (b)		125	123
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	124
Brown & Brown, Inc.,
2.38%, 3/15/31		$75	75
4.20%, 9/15/24		50	55
Citigroup, Inc.,
0.78%, 10/30/24		125	125
1.68%, 5/15/24		250	255
5.50%, 9/13/25		225	262
CNO Financial Group, Inc.,
5.25%, 5/30/29		125	149
Credit Agricole SA,
1.38%, 3/13/25	EUR	100	124
DBS Group Holdings Ltd.,
1.50%, 4/11/28		100	122
Discover Financial Services,
3.95%, 11/6/24		$25	27
Duke Realty LP,
1.75%, 2/1/31		125	120
Equitable Holdings, Inc.,
3.90%, 4/20/23		162	171
ERP Operating LP,
4.15%, 12/1/28		100	115
GA Global Funding Trust,
1.00%, 4/8/24 (b)		275	276
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	131
4.25%, 10/21/25		$125	140
Iron Mountain, Inc.,
4.88%, 9/15/29 (b)		75	78

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)		250	256
JPMorgan Chase & Co.,
1.95%, 2/4/32		100	97
Kimco Realty Corp.,
2.70%, 10/1/30		125	129
LeasePlan Corp.,
2.88%, 10/24/24 (b)		200	210
Lloyds Banking Group PLC,
4.05%, 8/16/23		200	214
Macquarie Bank Ltd.,
2.10%, 10/17/22 (b)		150	154
Mastercard, Inc.,
1.90%, 3/15/31		75	76
Metropolitan Life Global Funding I,
0.95%, 7/2/25 (b)		150	150
National Bank of Canada,
0.55%, 11/15/24		250	249
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24		225	236
Post Holdings, Inc.,
5.50%, 12/15/29 (b)		25	27
Prologis LP,
1.25%, 10/15/30		150	141
Shinhan Financial Group Co. Ltd.,
1.35%, 1/10/26 (b)		200	200
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24		200	210
SVB Financial Group,
1.80%, 2/2/31		100	96
3.13%, 6/5/30		50	53
USAA Capital Corp.,
1.50%, 5/1/23 (b)		150	153
Visa, Inc.,
0.75%, 8/15/27		75	73
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	121
Wells Fargo & Co.,
2.88%, 10/30/30		$75	79
			6,845
Industrials (18.9%)
AbbVie, Inc.,
2.95%, 11/21/26		175	188
3.60%, 5/14/25		125	136
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25		4	4
Alphabet, Inc.,
1.10%, 8/15/30		125	119
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27		75	80
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (b)		49	51
Baidu, Inc.,
1.72%, 4/9/26		200	202
Berry Global, Inc.,
4.50%, 2/15/26 (b)		15	15
Boyd Gaming Corp.,
4.75%, 12/1/27		40	41

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Crown Castle International Corp.,
3.30%, 7/1/30		25	27
CSX Corp.,
2.40%, 2/15/30		75	77
DH Europe Finance II Sarl,
2.20%, 11/15/24		375	392
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)		75	37
Enbridge, Inc.,
2.50%, 8/1/33		125	125
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		200	204
Garda World Security Corp.,
9.50%, 11/1/27 (b)		50	55
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		50	53
Grifols SA,
2.25%, 11/15/27 (b)	EUR	100	121
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (b)		$75	77
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)		75	81
HCA, Inc.,
4.13%, 6/15/29		125	141
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
1.75%, 9/15/30		50	48
Koppers, Inc.,
6.00%, 2/15/25 (b)		75	78
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		225	239
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (b)		25	25
MDC Partners, Inc.,
7.50%, 5/1/24 (b)(d)		75	76
Mosaic Co. (The),
4.25%, 11/15/23		125	134
Navistar International Corp.,
6.63%, 11/1/25 (b)		75	78
NortonLifeLock, Inc.,
5.00%, 4/15/25 (b)		75	76
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.40%, 5/1/30 (b)		125	137
Oceaneering International, Inc.,
6.00%, 2/1/28		75	76
Q-Park Holding I BV,
1.50%, 3/1/25 (b)	EUR	100	115
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		$75	77
Royalty Pharma PLC,
1.20%, 9/2/25 (b)		125	124
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		130	147
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		75	78
Select Medical Corp.,
6.25%, 8/15/26 (b)		75	80
Silgan Holdings, Inc.,
2.25%, 6/1/28	EUR	100	119
Skyworks Solutions, Inc.,
0.90%, 6/1/23		$75	75

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Sotheby's,
7.38%, 10/15/27 (b)		200	216
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 9/20/29 (b)		188	202
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	100	118
Toyota Motor Corp.,
1.34%, 3/25/26		$125	126
Transurban Finance Co. Pty Ltd.,
2.45%, 3/16/31 (b)		100	101
Verizon Communications, Inc.,
3.88%, 2/8/29		200	229
Vontier Corp.,
1.80%, 4/1/26 (b)		75	75
Western Midstream Operating LP,
4.35%, 2/1/25		75	79
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	26
			5,180
Utilities (1.2%)
Greenko Investment Co.,
4.88%, 8/16/23		200	204
ONEOK, Inc.,
3.40%, 9/1/29		125	133
			337
			12,409
Mortgages - Other (15.1%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 0.58%, 3/17/39 (a)	GBP	61	80
Alternative Loan Trust,
2.89%, 3/25/35 (a)		$15	16
5.75%, 3/25/34		26	26
PAC
1 Month USD LIBOR + 0.45% ,0.54%, 10/25/36 (a)		33	16
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		64	29
Banc of America Mortgage Trust,
2.47%, 6/25/35 (a)		77	76
3.68%, 3/25/33 (a)		19	19
Bear Stearns ALT-A Trust,
2.70%, 4/25/35 (a)		25	21
Bear Stearns ARM Trust,
2.71%, 8/25/33 (a)		94	96
3.06%, 2/25/36 (a)		25	26
Cascade Funding Mortgage Trust,
1.92%, 12/26/30 (a)(b)		250	251
2.80%, 6/25/69 (a)(b)		147	150
2.91%, 2/25/31 (a)(b)		250	249
3.73%, 6/25/36 (a)(b)		200	200
4.00%, 10/25/68 (a)(b)		343	351
Citigroup Mortgage Loan Trust,
2.80%, 6/25/36 (a)		19	11
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.42%, 4/25/39 (a)	EUR	65	72
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)		18	19

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

FMC GMSR Issuer Trust,
4.45%, 1/25/26 (a)(b)		$100	101
5.07%, 5/25/24 (a)(b)		300	302
Galton Funding Mortgage Trust,
4.00%, 2/25/59 (a)(b)		21	21
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	30	32
GSR Mortgage Loan Trust,
2.89%, 12/25/34 (a)		$35	36
HarborView Mortgage Loan Trust,
2.48%, 6/19/34 (a)		51	53
2.62%, 2/25/36 (a)		25	11
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (a)	EUR	52	58
IM Pastor 4 FTA,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/44 (a)		42	47
IndyMac INDX Mortgage Loan Trust,
2.88%, 12/25/34 (a)		$16	17
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	11	13
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.00%, 9/16/48 (a)		34	37
Lehman Mortgage Trust,
6.00%, 7/25/36		$51	36
National City Mortgage Capital Trust,
6.00%, 3/25/38		8	8
Newgate Funding PLC,
3 Month GBP LIBOR + 3.00%, 3.08%, 12/15/50 (a)	GBP	103	142
OBX Trust,
3.50%, 10/25/59 (a)(b)		$42	42
PMC PLS ESR Issuer LLC,
5.07%, 11/25/24 (b)		85	85
PRMI Securitization Trust,
2.50%, 4/25/51 (a)(b)		197	199
PRPM LLC,
3.50%, 10/25/24 (a)(b)		78	78
RBSSP Resecuritization Trust,
2.25%, 12/25/35 (a)(b)		56	56
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		35	38
Resloc UK PLC,
3 Month EURIBOR + 0.45%, 0.00%, 12/15/43 (a)	EUR	92	101
RMF Buyout Issuance Trust,
2.62%, 10/25/50 (a)(b)		$100	99
Seasoned Credit Risk Transfer Trust,
3.75%, 9/25/55 (a)(b)		150	155
4.75%, 5/25/57 (a)		100	104
4.75%, 7/25/58 (a)(b)		200	211
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)		102	105
STARM Mortgage Loan Trust,
3.06%, 1/25/37 (a)		7	8
Uropa Securities PLC,
3 Month GBP LIBOR + 0.55%, 0.63%, 6/10/59 (a)	GBP	71	95
3 Month GBP LIBOR + 0.55%, 0.64%, 10/10/40 (a)		80	104
3 Month GBP LIBOR + 0.75%, 0.83%, 6/10/59 (a)		32	43
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33		$9	9
			4,154

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Sovereign (2.7%)
Australia Government Bond,
2.75%, 11/21/28	AUD	1	1
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/1/29	BRL	300	64
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	115	154
3.45%, 4/2/24 (b)		40	52
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	607,000	41
8.25%, 5/15/29		465,000	36
Peruvian Government International Bond,
(Units)
5.40%, 8/12/34 (b)(e)	PEN	60	15
Senegal Government International Bond,
6.25%, 5/23/33		$200	211
Ukraine Government International Bond,
7.75%, 9/1/23		150	162
			736
Total Fixed Income Securities (Cost $25,507)			26,086

Shares
Short-Term Investments (3.5%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $711)	710,693	711

	Face Amount (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.03%, 11/4/21 (g)(h) (Cost $255)	$255	255
Total Short-Term Investments (Cost $966)		966
Total Investments (98.4%) (Cost $26,473) (i)(j)(k)		27,052
Other Assets in Excess of Liabilities (1.6%)		432
Net Assets (100.0%)		$27,484

(a)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(e)	Consists of one or more classes of securities traded together as a unit.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(g)	Rate shown is the yield to maturity at June 30, 2021.
(h)	All or a portion of the security was pledged to cover margin requirements for swap agreement.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreement.
(k)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $892,000 and the aggregate gross unrealized depreciation is approximately $213,000, resulting in net unrealized appreciation of approximately $679,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$1	GBP	—@	8/20/21	$	(—@	)
BNP Paribas SA	EUR	—@	$	—@	8/20/21		—@
JPMorgan Chase Bank NA	BRL	367		$69	8/20/21		(4)
JPMorgan Chase Bank NA	EUR	25		$30	8/20/21		—@
JPMorgan Chase Bank NA	EUR	2,097		$2,565	8/20/21		75
JPMorgan Chase Bank NA	GBP	586		$830	8/20/21		19
JPMorgan Chase Bank NA	IDR	1,132,494		$78	8/20/21		1
JPMorgan Chase Bank NA	PEN	65		$18	8/20/21		1
JPMorgan Chase Bank NA		$37	EUR	31	8/20/21		(1)
JPMorgan Chase Bank NA		$7	EUR	6	8/20/21		(—@	)
JPMorgan Chase Bank NA		$15	GBP	11	8/20/21		(—@	)
UBS AG	GBP	26		$36	8/20/21		1
UBS AG		$130	EUR	106	8/20/21		(4)
							$88

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
German Euro Bund (Germany)	2	Sep-21	EUR	(200)	$(410)	$(3)
U.S. Treasury 5 yr. Note (United States)	19	Sep-21		$(1,900)	(2,345)	7
U.S. Treasury 2 yr. Note (United States)	1	Sep-21		(200)	(220)	—@
U.S. Treasury 10 yr. Note (United States)	1	Sep-21		(100)	(133)	(—@ )
U.S. Treasury Ultra Long Bond (United States)	6	Sep-21		(600)	(883)	(15)
						$(11)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at June 30, 2021:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.36	NR	Sell	5.00%	Quarterly	6/20/26	$1,325	$137	$114	$23

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
PEN	—	Peruvian Nuevo Sol
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Asset-Backed Securities	25.6%
Finance	25.3
Industrials	19.1
Mortgages - Other	15.4
Commercial Mortgage-Backed Securities	6.9
Other**	4.2
Short-Term Investments	3.5
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open short futures contracts with a value of approximately $3,991,000 and net unrealized depreciation of approximately $11,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $88,000. Also does not include an open swap agreement with unrealized appreciation of approximately $23,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (27.6%)
Domestic Banks (5.0%)
Credit Suisse NY,
0.22%, 11/29/21	$20,000	$20,004
0.25%, 12/13/21	250	250
0.34%, 12/27/21 – 12/28/21	375,000	375,262
Natixis NY
0.34%, 11/16/21	300,000	300,273
		695,789
International Banks (22.6%)
Canadian Imperial Bank of Commerce
0.43%, 8/3/21	205,000	205,066
Credit Industriel et Commercial,
0.00%, 12/7/21 – 4/7/22	430,000	429,637
0.01%, 5/4/22	150,000	149,757
Landesbank Baden-wuerttemberg
0.08%, 7/9/21	75,000	75,000
Landesbank Baden-Wuerttemberg
0.09%, 7/1/21	200,000	200,000
Landesbank Baden-wuerttemberg
0.10%, 7/2/21	150,000	150,000
Mizuho Bank Ltd.,
0.23%, 11/17/21	150,000	150,057
0.24%, 11/3/21	250,000	250,101
Qatar National Bank,
0.00%, 12/9/21 – 12/17/21	345,000	344,706
0.01%, 8/6/21 – 1/5/22	435,000	434,830
Sumitomo Mitsui Trust Bank Ltd.,
0.00%, 7/14/21 – 11/8/21	350,000	349,907
0.01%, 7/13/21 – 8/23/21	400,000	399,972
		3,139,033
Total Certificates of Deposit (Cost $3,832,499)		3,834,822

Commercial Paper (a) (24.9%)
Asset-Backed Diversified Financial Services (2.0%)
Chesham Finance LLC
0.12%, 7/1/21	200,000	200,000
Collateralized Commercial Paper FLEX Co. LLC
0.34%, 11/17/21 (b)	52,000	51,972
Collateralized Commercial Paper V Co.
0.33%, 9/14/21	32,000	31,994
		283,966
Automobile (1.7%)
Toyota Credit Canada, Inc.
0.20%, 11/17/21	98,000	97,938
VW Credit, Inc.,
0.36%, 2/16/22	50,000	49,914
0.39%, 3/18/22 – 3/22/22	95,000	94,807
		242,659

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Chemicals (0.7%)
EI Du Pont De Nemours & Co.,
0.31%, 12/8/21	9,000	8,992
0.33%, 12/1/21 – 12/10/21	93,233	93,149
		102,141
Diversified Financial Services (0.2%)
Intercontinental Exchange Inc.,
0.38%, 7/2/21	4,000	4,000
0.43%, 7/1/21	20,000	20,000
		24,000
Finance (4.9%)
Barclays Capital, Inc.,
0.38%, 1/28/22	25,000	24,970
0.39%, 1/27/22	290,000	289,653
Goldman Sachs International,
0.34%, 1/14/22	175,000	174,811
0.36%, 12/22/21	186,000	185,831
		675,265
Food & Beverage (1.0%)
Keurig Dr Pepper, Inc.
0.25%, 11/30/21	145,000	144,858

Health Care Services (0.3%)
Catholic Health Initiatives
0.24%, 10/21/21	39,950	39,929

Industrials (0.8%)
Reckitt Benckiser Treasury Services PLC,
0.27%, 9/20/21 – 9/27/21	111,000	110,948

Insurance (0.1%)
Prudential Financial, Inc.
0.12%, 7/1/21	8,000	8,000

International Banks (11.9%)
Barclays Bank PLC,
0.22%, 12/15/21 (b)	100,000	99,923
0.26%, 12/7/21 – 12/14/21(b)	155,000	154,884
0.27%, 12/8/21 (b)	200,000	199,853
BPCE SA
0.20%, 12/1/21	124,000	123,925
Canadian Imperial Bank of Commerce
0.20%, 12/7/21	25,000	24,987
First Abu Dhabi Bank PJSC
0.18%, 8/27/21	120,000	119,983
Landesbank Baden-Wuerttemberg,
0.08%, 7/6/21	195,000	194,997
0.09%, 7/2/21	90,000	89,999
Macquarie Bank Ltd.,
0.36%, 11/22/21 – 11/23/21	218,000	217,861
Societe Generale,
0.31%, 2/1/22 (b)	95,000	94,907
0.38%, 12/16/21 (b)	263,000	262,821
UBS AG London
0.30%, 3/15/22 (b)	65,000	65,018
		1,649,158

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Multi-Media (0.3%)
Walt Disney Co.,
0.25%, 12/15/21	10,000	9,992
0.26%, 12/15/21	25,000	24,979
		34,971
Wireless Telecom Services (1.0%)
AT&T, Inc.
0.22%, 10/19/21	140,000	139,932
Total Commercial Paper (Cost $3,454,167)		3,455,827

Corporate Bonds (3.5%)
Diversified Financial Services (1.5%)
American Express Co.
3.70%, 11/5/21	22,881	23,091
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	183,568	183,692
2.44%, 10/19/21	4,000	4,027
		210,810
Finance (0.4%)
QNB Finance Ltd.
2.13%, 9/7/21	36,053	36,152
Volkswagen Group of America Finance LLC,
2.50%, 9/24/21 (b)	6,000	6,031
4.00%, 11/12/21 (b)	14,032	14,229
		56,412
International Banks (1.6%)
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	25,666	25,765
2.95%, 2/28/22	144,266	146,861
UBS Group AG
2.65%, 2/1/22 (b)	45,282	45,926
		218,552
Total Corporate Bonds (Cost $485,686)		485,774

Floating Rate Notes (c) (21.4%)
Diversified Financial Services (0.3%)
American Express Co.,
3 Month USD LIBOR + 0.62%, 0.78%, 5/20/22 (d)	34,067	34,219
Sumitomo Mitsui Financial Group, Inc.,
3 Month USD LIBOR + 0.97%, 1.16%, 1/11/22	995	1,000
3 Month USD LIBOR + 1.14%, 1.33%, 10/19/21	2,000	2,007
		37,226
Domestic Banks (6.3%)
Bank of America Securities, Inc.
0.23%, 6/22/22	200,000	200,000
First Abu Dhabi Bank USA,
3 Month USD LIBOR + 0.17%, 0.29%, 12/14/21	375,000	375,145
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.10%, 0.22%, 12/17/21	20,000	20,004
3 Month USD LIBOR + 0.15%, 0.28%, 12/10/21	20,000	20,008
3 Month USD LIBOR + 0.16%, 0.31%, 9/27/21 (b)	50,000	50,011
3 Month USD LIBOR + 0.19%, 0.34%, 8/23/21	85,000	85,019
Natixis NY,
SOFR + 0.18%, 0.23%, 6/17/22	125,000	125,015
		875,202

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

International Banks (14.8%)
Bank of Montreal,
3 Month USD LIBOR + 0.13%, 0.32%, 7/6/21	30,000	30,001
Bank of Nova Scotia,
SOFR + 0.22%, 0.27%, 6/3/22	375,000	375,288
Canadian Imperial Bank of Commerce,
3 Month USD LIBOR + 0.10%, 0.22%, 12/13/21	150,000	150,078
3 Month USD LIBOR + 0.16%, 0.34%, 8/6/21	150,000	150,028
Macquarie Bank Ltd.,
3 Month USD LIBOR + 0.45%, 0.60%, 11/24/21 (b)	4,000	4,007
Mizuho Financial Group, Inc.,
3 Month USD LIBOR + 0.94%, 1.08%, 2/28/22	17,535	17,638
National Australia Bank Ltd.,
SOFR + 0.20%, 0.25%, 4/22/22 (b)	325,000	325,156
Royal Bank of Canada,
0.23%, 12/14/21 – 12/16/21 (b)	125,000	125,066
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.05%, 0.18%, 12/22/21	250,000	250,066
3 Month USD LIBOR + 0.35%, 0.53%, 7/16/21	17,610	17,613
UBS AG London,
SOFR + 0.19%, 0.24%, 6/14/22 – 6/15/22(b)	175,000	175,021
SOFR + 0.24%, 0.27%, 5/4/22 – 5/12/22(b)	225,000	224,909
3 Month USD LIBOR + 0.10%, 0.28%, 11/5/21 (b)	250	250
3 Month USD LIBOR + 0.12%, 0.31%, 10/14/21 (b)	210,000	210,056
		2,055,177
Total Floating Rate Notes (Cost $2,966,720)		2,967,605

Repurchase Agreements (21.0%)
ABN Amro Securities LLC, (0.23%, dated 6/30/21, due 7/1/21; proceeds $1,000; fully collateralized by various Corporate Bonds; 3.70% due 3/22/61; valued at $1,051)	1,000	1,000
Bank of America Securities, Inc., (0.42%, dated 9/2/20, due 9/3/21; proceeds $175,747; fully collateralized by various Common Stocks and Preferred Stocks; valued at $183,750) (Demand 7/1/21) (c)	175,000	175,000
Bank of America Securities, Inc., (0.48%, dated 4/27/21, due 4/27/22; proceeds $301,460; fully collateralized by Convertible Bond, 0.00% - 7.50% due 9/15/22 - 4/1/27 and Common Stocks and Preferred Stocks valued at $31,978) (Demand 7/1/21) (c)(e)	300,000	300,000
BMO Capital Markets Corp., (0.18%, dated 6/30/21, due 7/1/21; proceeds $25,000; fully collateralized by various Corporate Bonds; 2.00% - 5.52% due 7/15/26; valued at $25,672) (e)	25,000	25,000
BNP Paribas, (0.36%, dated 6/21/21, due 9/20/21; proceeds $45,041; fully collateralized by various Corporate Bonds; 1.32% - 9.03% due 7/15/22 - 2/1/50; valued at $44,944) (e)	45,000	45,000
BNP Paribas Prime Brokerage, Inc., (0.38%, dated 6/30/21, due 7/1/21; proceeds $2,000; fully collateralized by various Corporate Bonds; 6.25% - 8.50% due 7/31/23 - 2/15/29; valued at $2,121)	2,000	2,000
BNP Paribas Prime Brokerage, Inc., (0.42%, dated 5/28/21, due 8/31/21; proceeds $75,083; fully collateralized by various Corporate Bonds; 2.81% - 11.50% due 4/1/23 - 5/15/68; valued at $79,473) (e)	75,000	75,000
Credit Agricole Corporate & Investment Bank SA, (0.14%, dated 6/28/21, due 7/2/21; proceeds $200,003; fully collateralized by various Corporate Bonds; 0.00% - 9.00% due 7/31/21 - 1/28/32; valued at $26,251) (e)	200,000	200,000

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Credit Agricole Corporate and Investment Bank, (0.14%, dated 6/25/21, due 7/2/21; proceeds $25,001; fully collateralized by various Corporate Bonds; 0.90% - 4.95% due 7/12/21 - 1/28/32; valued at $26,251) (e)	25,000	25,000
Credit Agricole Corporate & Investment Bank SA, (0.14%, dated 6/29/21, due 7/6/21; proceeds $218,006; fully collateralized by various Corporate Bonds; 0.00% - 6.63% due 7/20/21 - 4/26/48; valued at $227,891) (e)	218,000	218,000
JP Morgan Securities LLC, (0.30%, dated 3/18/21, due 7/7/21; proceeds $360,333; fully collateralized by Convertible Bond, 0.00% - 7.25% due 9/15/21 - 12/15/25 and Common Stocks and Preferred Stocks valued at $380,843) (e)	360,000	360,000
JP Morgan Securities LLC, (0.46%, dated 8/17/20, due 9/3/21; proceeds $251,220; fully collateralized by Convertible Bond, 0.00% - 2.38% due 9/15/21 - 3/15/26 and Common Stocks and Preferred Stocks valued at $267,119) (Demand 7/1/21)	250,000	250,000
JP Morgan Securities LLC, (0.46%, dated 9/1/20, due 9/3/21; proceeds $100,469; fully collateralized by Convertible Bond, 3.75% due 8/15/26 and Common Stocks and Preferred Stocks valued at $105,746) (Demand 7/1/21) (c)	100,000	100,000
Pershing LLC, (0.38%, dated 6/30/21 due 7/1/21; proceeds $100,001; fully collateralized by various Corporate Bonds; 0.29% - 11.5% due 7/28/21 - 5/15/97; valued at $105,790) (e)	100,000	100,000
Scotia Capital USA, Inc., (0.33%, dated 6/30/21, due 7/1/21; proceeds $60,001; fully collateralized by various Corporate Bonds; 0.50% - 6.88% due 5/1/23 - 6/15/61; valued at $63,000)	60,000	60,000
Scotia Capital USA, Inc., (0.43%, dated 6/30/21, due 7/1/21; proceeds $250,003; fully collateralized by various Corporate Bonds; 3.55% - 7.88% due 9/15/21 - 11/15/27; valued at $265,001)	250,000	250,000
Societe Generale, (0.16%, dated 6/30/21, due 7/1/21; proceeds $68,000; fully collateralized by various Corporate Bonds; 0.25% - 8.6% due 3/8/22 - 6/22/50; valued at $71,400) (e)	68,000	68,000
Societe Generale, (0.20%, dated 6/17/21, due 9/16/21; proceeds $220,111; fully collateralized by various Common Stocks and Preferred Stocks; valued at $231,117) (Demand 7/1/21) (c)	220,000	220,000
Societe Generale, (0.23%, dated 6/30/21, due 7/1/21; proceeds $45,000; fully collateralized by various Corporate Bonds; 0.93% - 13.00% due 9/15/22 - 6/5/15; valued at $47,700)	45,000	45,000
TD Securities USA LLC, (0.15%, dated 6/30/21, due 7/1/21; proceeds $34,000; fully collateralized by various Corporate Bonds; 0.82% - 7.50% due 10/14/21 - 6/1/60; valued at $35,700)	34,000	34,000
Wells Fargo Securities LLC, (0.18%, dated 6/30/21, due 7/1/21; proceeds $5,000; fully collateralized by various Corporate Bonds; 0.00% - 7.75% due 21/10/25 - 4/15/50; valued at $5,286)	5,000	5,000
Wells Fargo Securities LLC, (0.34%, dated 6/11/21, due 9/9/21; proceeds $65,055; fully collateralized by various Common Stocks and Preferred Stocks; valued at $68,250)	65,000	65,000
Wells Fargo Securities LLC, (0.35%, dated 6/3/21, due 9/1/21; proceeds $11,010; fully collateralized by various Common Stocks and Preferred Stocks; valued at $11,550)	11,000	11,000
Wells Fargo Securities LLC, (0.37%, dated 5/5/21, due 8/3/21; proceeds $90,083; fully collateralized by various Corporate Bonds; 1.19% - 5.60% due 8/26/24 - 3/24/51; valued at $94,501)	90,000	90,000
Wells Fargo Securities LLC, (0.39%, dated 5/5/21, due 8/2/21; proceeds $70,067; fully collateralized by various Common Stocks and Preferred Stocks; valued at $73,500)	70,000	70,000
Wells Fargo Securities LLC, (0.40%, dated 4/23/21, due 7/22/21; proceeds $115,115; fully collateralized by various Common Stocks and Preferred Stocks; valued at $120,750)	115,000	115,000
Total Repurchase Agreements (Cost $2,909,000)		2,909,000

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2021 (unaudited)(cont’d)

Time Deposit (1.7%)
International Bank (1.7%)
National Bank of Canada (Montreal Branch)
0.05%, 7/1/21	239,000	239,000

Total Investments (100.1%) (Cost $13,887,072) (f)(g)(h)		13,892,028
Liabilities in Excess of Other Assets (-0.1%)		(11,011)
Net Assets (100.0%)		$13,881,017

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	All or a portion of the security is subject to delayed delivery.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(h)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,067,000 and the aggregate gross unrealized depreciation is approximately $111,000, resulting in net unrealized appreciation of approximately $4,956,000.

LIBOR	London Interbank Offered Rate.
PJSC	Public Joint Stock Company.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Certificates of Deposit	27.6%
Commercial Paper	24.9
Floating Rate Notes	21.4
Repurchase Agreements	20.9
Other*	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (41.6%)
Blytheville Arkansas Industrial, AR, Development Revenue Variable Refunding Revenue Bonds Nucor Corp. 2002
0.09%, 1/2/33	$1,000	$1,000
Gibson County, IN, Pollution Control Revenue Adjustment Right Bond Toyota Motor Manufacturing 1999A
0.05%, 1/1/29	6,000	6,000
Iowa State Finance Authority, LA,
Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Series 2012
0.03%, 12/1/45	9,000	9,000
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2016 B (AMT)
0.08%, 12/1/46	5,000	5,000
Ser 2017
0.07%, 12/1/47	4,000	4,000
JEA Electric System, FL, Florida Variable Rate Electric System Revenue Bonds Series Three 2008 A
0.05%, 10/1/36	6,300	6,300
Kentucky Economic Development Finance Authority, KY, Catholic Health Initiatives Ser 2004 C
0.10%, 5/1/34	1,000	1,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2011 A-1
0.06%, 10/1/39	2,610	2,610
Parish of St. James, State of Louisiana Revenue Bonds, LA, Nucor Steel Louisiana LLC Project, Series 2010B-1, Gulf Opportunity Zone Bonds
0.10%, 11/1/40	1,500	1,500
RBC Municipal Products Trust Inc, MO, Health and Educational Facilities Authority of the State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
0.08%, 12/1/39 (b)	2,000	2,000
RBC Municipal Products Trust Inc, NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E-133
0.06%, 5/1/23 (b)	3,000	3,000
RBC Municipal Products Trust Inc, SC, Transportation Infrastructure Bank Ser 2017 A, Floater Certificates Ser 2019-G-109
0.23%, 10/1/21 (b)	1,500	1,500
RBC Municipal Products Trust, Inc., CO, City and County of Denver Airport System – Subordinate Bonds Floater Certificates Ser 2019-G-114
0.28%, 12/1/26 (b)	3,000	3,000
RBC Municipal Products Trust, Inc., FL, Broward County Port Facilities Revenue Ser B Floater Certificates Ser 2019-G-115
0.28%, 9/1/27 (b)	4,000	4,000
Tender Option Bond Trust, TX, Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5012
0.08%, 11/15/46 (b)	9,000	9,000
Utah Water Finance Agency, UT, Ser 2008 B
0.07%, 10/1/37	9,000	9,000
Washington County, NE, Nebraska Industrial Development Revenue Bonds (Cargill, Inc. Recovery Zone Facility Project) Series 2010B
0.06%, 12/1/40	9,000	9,000
Total Weekly Variable Rate Bonds (Cost $76,910)		76,910

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Daily Variable Rate Bonds (a) (5.1%)
JP Morgan Chase & Co, OT, Variable Rate Muni Term Preferred - Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT)
0.20%, 12/1/24 (b)	3,500	3,500
The Industrial Development Board of The Town of Columbia Pollution Control Revenue Refunding Bonds, AL, Alabama Power Company Project Series 1998 (AMT)
0.05%, 6/1/28	6,000	6,000
Total Daily Variable Rate Bonds (Cost $9,500)		9,500

Closed-End Investment Companies (a) (8.3%)
BlackRock MuniYield Quality Fund III Inc (MYI), OT, VRDP (AMT)
0.12%, 6/1/41 (b)	2,400	2,400
Nuveen AMT-Free Municipal Credit Income Fund, OT,
MFP Share Ser B
0.33%, 3/1/29 (b)	5,000	5,000
VRDP, Ser 1
0.09%, 12/1/43 (b)	1,000	1,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 800 Ser E (AMT)
0.47%, 5/1/47 (b)	5,000	5,000
Western Asset Managed Municipals Fund Inc, OT, VRDP Ser 1 (AMT)
0.12%, 3/4/45 (b)	2,000	2,000
Total Closed-End Investment Companies (Cost $15,400)		15,400

Floating Rate Note (a) (1.6%)
New York City Cultural Resources Trust, American Museum of Natural History Ser 2014 B1
0.13%, 11/5/21 (Cost $3,000)	3,000	3,000

Quarterly Variable Rate Bonds (a) (12.2%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013
0.10%, 8/2/21	2,500	2,500
Idaho Health Facilities Authority, ID, Hospital Revenue Bonds, CHE Trinity Health Credit Group, Series 2013
0.10%, 12/1/48	2,500	2,500
Miami-Dade County, FL, Industrial Development Authority Solid Waste Management, Inc. of Florida Project,
Ser 2007
0.45%, 9/1/27	5,000	5,005
Ser 2011 (AMT)
0.55%, 11/1/41	2,250	2,253
New York State Environmental Facilities Corporation, Solid Waste Disposal Refunding Revenue Bonds, Waste Management Inc Project, Series 2012
0.20%, 5/1/30	2,500	2,500
Pennsylvania Economic Development Financing Authority, PA,
Republic Service, Inc. Ser 2019A (AMT)
0.18%, 4/1/34	2,800	2,800
Solid Waste Refunding Revenue Bonds Ser 2010A (AMT)
0.15%, 12/1/30	2,100	2,100
The Industrial Development Authority of the city of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Series 2013
0.20%, 12/1/35	3,000	3,000
Total Quarterly Variable Rate Bonds (Cost $22,650)		22,658

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

Semi-Annual Variable Rate Bond (a) (3.9%)
Mississippi Business Finance Corporation Gulf Opportunity Zone Bonds, MI, National Rural Utilities Coast Electric Power Association Project Ser 2007C
0.25%, 5/1/37 (Cost $7,201)	7,201	7,201

Commercial Paper (c) (13.4%)
California State Notes, CA, Revenue IAM Commercial Paper 3/A2 Ser A-5
0.13%, 8/16/21	2,000	2,000
California Statewide Communities Development Authority, CA, Revenue IAM Commercial Paper 3/A2 Ser K
0.17%, 12/8/21	5,000	5,001
King County Wash IAM Commercial Paper Notes, WA, 3/A2 Ser A Commercial Paper IAM 11
0.09%, 10/6/21	5,375	5,375
Lincoln Nebraska, NE, Electric System Revenue IAM Commercial Paper 3/A2 Series 1995
0.13%, 8/19/21	6,000	6,000
Miami-Dade County, FL, Seaport Revenue IAM Commercial Paper Notes 3/A2 AMT Ser A-1
0.16%, 8/18/21	1,333	1,333
San Francisco California City & County Airports, CA, Common International Airport Revenue IAM Commercial Paper Notes 3/A2
0.14%, 9/9/21	5,000	5,000
Total Commercial Paper (Cost $24,708)		24,709

Municipal Bonds & Notes (12.1%)
Brownsburg 1999 School, IN, Series 2021 BANs
1.50%, 5/13/22	2,000	2,007
JEA Electric System, FL, Subordinated Revenue Bonds Series C
5.00%, 10/1/21	415	420
Louisville and Jefferson County Metropolitan Sewer District, KY, Series 2020 BANs
5.00%, 10/20/21	575	584
Pioneer Valley Transit Authority, MA, Massachusetts RANs
1.50%, 7/15/22 (d)	3,500	3,544
School Facilities Construction and Improvement, OH, Series 2021 BANs
1.38%, 9/29/21	5,000	5,015
State Of Kansas, KS, Series 2015A TRANs
5.00%, 9/1/21	1,300	1,310
State of Texas, TX,, Series 2020 TRANs
4.00%, 8/26/21	8,500	8,551
The Black Belt Energy Gas District Gas Supply Revenue Bonds, AL, Ser 2021A
4.00%, 12/1/21 – 6/1/22	575	589
Virginia Commonwealth Transportation Board, VA, Series 2013A TRANs
5.00%, 9/15/21	420	424
Total Municipal Bonds & Notes (Cost $22,441)		22,444

Total Investments (98.2%) (Cost $181,810) (e)(f)(g)		181,822
Other Assets in Excess of Liabilities (1.8%)		3,271
Net Assets (100.0%)		$185,093

(a)	Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2021 (unaudited)(cont’d)

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	The rates shown are the effective yields at the date of purchase.
(d)	Security is subject to delayed delivery.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2021, the fund did not engage in any cross-trade transactions.
(g)	At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,000 and the aggregate gross unrealized depreciation is approximately $1,000, resulting in net unrealized appreciation of approximately $12,000.
AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	42.3%
Commercial Paper	13.6
Quarterly Variable Rate Bonds	12.5
Municipal Bonds & Notes	12.3
Closed-End Investment Companies	8.5
Other*	5.6
Daily Variable Rate Bonds	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments ▪ June 30, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (10) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (11) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$25	$—	$25
Agency Fixed Rate Mortgages	—	173,041	—	173,041
Asset-Backed Securities	—	135,432	—	135,432
Collateralized Mortgage Obligations - Agency Collateral Series	—	14,608	—	14,608
Commercial Mortgage-Backed Securities	—	57,668	—	57,668
Corporate Bonds	—	330,002	—	330,002
Mortgages - Other	—	142,308	—	142,308
Municipal Bonds	—	4,644	—	4,644
Sovereign	—	57,990	—	57,990
Supranational	—	2,081	—	2,081
U.S. Treasury Security	—	15,514	—	15,514
Variable Rate Senior Loan Interests	—	24,044	—	24,044

Total Fixed Income Securities	—	957,357	—	957,357
Short-Term Investments
Investment Company	159,018	—	—	159,018
U.S. Treasury Securities	—	9,517	—	9,517

Total Short-Term Investments	159,018	9,517	—	168,535

Foreign Currency Forward Exchange Contracts	—	1,467	—	1,467
Futures Contracts	1,983	—	—	1,983

Total Assets	161,001	968,341	—	1,129,342
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(635)	—	(635)
Futures Contracts	(832)	—	—	(832)

Total Liabilities	(832)	(635)	—	(1,467)

Total	$160,169	$967,706	$—	$1,127,875

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)			Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—		$186,119		$—	$186,119
Short-Term Investments
Investment Company	6,759		—		—	6,759
U.S. Treasury Security	—		1,865		—	1,865
Total Short-Term Investments	6,759		1,865		—	8,624
Foreign Currency Forward Exchange Contracts	—		26		—	26
Futures Contracts	446		—		—	446
Total Assets	7,205		188,010		—	195,215
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(—@	)	—	(—@ )
Futures Contracts	(740)		—		—	(740)
Total Liabilities	$(740)	$	(—@	)	$—	$(740)
Total	$6,465		$188,010		$—	$194,475

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Aerospace & Defense	$132,101	$—	$—	$132,101
Biotechnology	79,796	—	—	79,796
Diversified Holding Companies	50,796	—	—	50,796
Entertainment	399,541	—	—	399,541
Health Care Providers & Services	262,692	—	—	262,692
Health Care Technology	263,686	27,594	—	291,280
Information Technology Services	981,810	—	—	981,810
Interactive Media & Services	670,034	—	—	670,034
Internet & Direct Marketing Retail	637,599	—	—	637,599
Leisure Products	95,502	—	—	95,502
Life Sciences Tools & Services	103,180	—	—	103,180
Metals & Mining	14,189	—	—	14,189
Pharmaceuticals	148,584	—	—	148,584
Real Estate Management & Development	71,868	—	—	71,868
Software	637,878	47,586	—	685,464
Specialty Retail	208,452	—	—	208,452
Total Common Stocks	4,757,708	75,180	—	4,832,888
Preferred Stocks
Internet & Direct Marketing Retail	2,658	—	—	2,658
Investment Company	18,240	—	—	18,240
Purchased Options	—	1,214	—	1,214
Short-Term Investments
Investment Company	387,615	—	—	387,615
Repurchase Agreements	—	28,300	—	28,300
Total Short-Term Investments	387,615	28,300	—	415,915
Total Assets	5,166,221	104,694	—	5,270,915
Liabilities:
Derivative Contract — PIPE	—	—	(6,944)	(6,944)
Total	$5,166,221	$104,694	$(6,944)	$5,263,971

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$3,980	$-
Purchases	-	-
Sales	-	-
PIPE transactions		(6,944)
Amortization of discount	-	-
Transfers in	-	-
Transfers out	(3,980)	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	-	-
Realized gains (losses)	-	-
Ending Balance	$-	$(6,944)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$-	$(6,944)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2021.

Discovery	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(6,944)	Market Implied	Discount for Lack of Marketability and Transaction Risk	25.5%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Dynamic Value
Assets:
Common Stocks
Aerospace & Defense	$106	$—	$—	$106
Air Freight & Logistics	30	—	—	30
Automobiles	53	—	—	53
Banks	140	—	—	140
Beverages	25	—	—	25
Biotechnology	129	—	—	129
Building Products	25	—	—	25
Capital Markets	164	—	—	164
Chemicals	86	—	—	86
Commercial Banks	191	—	—	191
Commercial Services & Supplies	11	—	—	11
Construction & Engineering	27	—	—	27
Consumer Finance	168	—	—	168
Containers & Packaging	93	—	—	93
Diversified Consumer Services	80	—	—	80
Diversified Telecommunication Services	126	—	—	126
Electric Utilities	159	—	—	159
Electrical Equipment	50	—	—	50
Electronic Equipment, Instruments & Components	61	—	—	61
Electronics	19	—	—	19
Energy Equipment & Services	40	—	—	40
Equity Real Estate Investment Trusts (REITs)	335	—	—	335
Food & Staples Retailing	80	—	—	80
Food Products	154	—	—	154
Gas Utilities	61	—	—	61
Health Care Equipment & Supplies	58	—	—	58
Health Care Providers & Services	277	—	—	277
Hotels, Restaurants & Leisure	61	—	—	61
Household Durables	78	—	—	78
Household Products	79	—	—	79
Information Technology Services	83	—	—	83
Insurance	184	—	—	184
Internet & Direct Marketing Retail	16	—	—	16
Life Sciences Tools & Services	52	—	—	52
Machinery	235	—	—	235
Media	321	—	—	321
Metals & Mining	65	—	—	65
Multi-Line Retail	33	—	—	33
Multi-Utilities	29	—	—	29
Oil, Gas & Consumable Fuels	227	—	—	227
Pharmaceuticals	142	—	—	142
Professional Services	41	—	—	41
Real Estate Management & Development	15	—	—	15
Road & Rail	117	—	—	117
Semiconductors & Semiconductor Equipment	175	—	—	175
Software	71	—	—	71
Specialty Retail	80	—	—	80
Tech Hardware, Storage & Peripherals	60	—	—	60
Thrifts & Mortgage Finance	95	—	—	95
Trading Companies & Distributors	48	—	—	48
Total Common Stocks	5,055	—	—	5,055
Short-Term Investment
Investment Company	340	—	—	340
Total Assets	5,395	—	—	5,395
Liabilities:
Total Return Swap Agreements	—	(119)	—	(119)
Total	$5,395	$(119)	$—	$5,276

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$32		$—		$32
Agency Fixed Rate Mortgages	—	16,268		—		16,268
Asset-Backed Securities	—	3,060		—		3,060
Commercial Mortgage-Backed Securities	—	1,837		—		1,837
Corporate Bonds	—	63,271		—		63,271
Mortgages - Other	—	1,805		—		1,805
Sovereign	—	131,037		—		131,037
Supranational	—	5,411		—		5,411
U.S. Treasury Securities	—	18,030		—		18,030
Total Fixed Income Securities	—	240,751		—		240,751
Common Stocks
Aerospace & Defense	9,239	—		—		9,239
Air Freight & Logistics	1,510	—		—		1,510
Airlines	1,828	—		—		1,828
Auto Components	663	—		—		663
Automobiles	6,698	6		—		6,704
Banks	13,696	—		—		13,696
Beverages	3,489	—		—		3,489
Biotechnology	3,672	—		—		3,672
Building Products	1,375	—		—		1,375
Capital Markets	6,306	—		—		6,306
Chemicals	4,744	—		—		4,744
Commercial Banks	51	—		—		51
Commercial Services & Supplies	877	22		—		899
Communications Equipment	1,360	—		—		1,360
Computers & Peripherals	95	—		—		95
Construction & Engineering	4,305	—		—		4,305
Construction Materials	623	—		—		623
Consumer Finance	937	—		—		937
Containers & Packaging	596	—		—		596
Distributors	166	—		—		166
Diversified Financial Services	1,953	—		—		1,953
Diversified Telecommunication Services	3,141	—		—		3,141
Electric Utilities	3,730	—		—		3,730
Electrical Equipment	2,017	—		—		2,017
Electronic Equipment, Instruments & Components	1,079	—		—		1,079
Energy Equipment & Services	323	—		—	†	323	†
Entertainment	2,884	—		—		2,884
Equity Real Estate Investment Trusts (REITs)	6,769	—@		—		6,769
Food & Staples Retailing	2,813	—		—		2,813
Food Products	3,643	—		—		3,643
Gas Utilities	343	—		—		343
Health Care Equipment & Supplies	5,988	—		—		5,988
Health Care Providers & Services	3,882	—		—		3,882
Health Care Technology	308	—		—		308
Hotels, Restaurants & Leisure	9,986	1		—		9,987
Household Durables	757	—		—		757
Household Products	2,273	—		—		2,273
Independent Power Producers & Energy Traders	211	—		—		211
Industrial Conglomerates	2,483	—		—		2,483
Information Technology Services	9,367	—		—		9,367
Insurance	6,759	—		—		6,759
Interactive Media & Services	9,197	—		—		9,197
Internet & Direct Marketing Retail	6,383	—		—		6,383
Leisure Products	151	—		—		151
Life Sciences Tools & Services	2,106	—		—		2,106
Machinery	3,702	—		—		3,702
Marine	213	—		—		213
Media	2,297	—		—		2,297
Metals & Mining	6,159	—		—		6,159
Multi-Line Retail	1,109	—		—		1,109
Multi-Utilities	1,712	—		—		1,712
Oil, Gas & Consumable Fuels	15,386	—		—		15,386
Paper & Forest Products	289	—		—		289
Personal Products	1,593	—		—		1,593
Pharmaceuticals	10,311	—		—		10,311
Professional Services	1,727	—		—		1,727
Real Estate Management & Development	1,134	—		—		1,134
Road & Rail	2,140	—		—		2,140
Semiconductors & Semiconductor Equipment	9,364	—		—		9,364
Software	14,408	—	†	—		14,408	†
Specialty Retail	3,149	—		—		3,149
Tech Hardware, Storage & Peripherals	8,690	—		—		8,690
Textiles, Apparel & Luxury Goods	3,759	—		—		3,759
Tobacco	1,458	—		—		1,458
Trading Companies & Distributors	690	—		—		690
Transportation Infrastructure	4,677	—		—		4,677
Water Utilities	218	—		—		218
Wireless Telecommunication Services	630	—		—		630
Total Common Stocks	245,591	29	†	—	†	245,620	†
Short-Term Investments
Investment Company	40,075	—		—		40,075
U.S. Treasury Security	—	2,491		—		2,491
Total Short-Term Investments	40,075	2,491		—		42,566
Foreign Currency Forward Exchange Contracts	—	2,026		—		2,026
Futures Contracts	233	—		—		233
Interest Rate Swap Agreements	—	1,596		—		1,596
Total Return Swap Agreements	—	1,150		—		1,150
Total Assets	285,899	248,043	†	—	†	533,942	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,614)		—		(1,614)
Futures Contracts	(1,743)	—		—		(1,743)
Interest Rate Swap Agreements	—	(1,389)		—		(1,389)
Total Return Swap Agreements	—	(3,579)		—		(3,579)
Total Liabilities	(1,743)	(6,582)		—		(8,325)
Total	$284,156	$241,461	†	$—	†	$525,617	†

@	Value is less than $500.
†	Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$-

†	Includes a security valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$186,888		$—	$186,888
Variable Rate Senior Loan Interests	—	4,813	†	—	4,813	†
Total Fixed Income Securities	—	191,701	†	—	191,701	†
Common Stocks
Auto Components	—	—	†	—	—	†
Equity Real Estate Investment Trusts (REITs)	—	138		—	138
Machinery	—	—		11	11
Oil, Gas & Consumable Fuels	439	—		—	439
Semiconductors & Semiconductor Equipment	—	26		—	26
Transportation	—	157		—	157
Total Common Stocks	439	321	†	11	771	†
Warrant	—	56		—	56
Short-Term Investment
Investment Company	587	—		—	587
Total Assets	$1,026	$192,078	†	$11	$193,115	†

†	Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$60
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(49)
Realized gains (losses)	-
Ending Balance	$11
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$(49)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2021.

High Yield	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$11	Market Comparable Companies	Enterprise Value/Revenue	0.5	x	Increase
			Discount for Lack of Marketability	30.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Intermediate Municipal Income
Assets:
Fixed Income Securities
Municipal Bonds	$—	$25,690	$—	$25,690
Short-Term Investments
Investment Company	366	—	—	366
Municipal Bonds	—	151	—	151
Total Short-Term Investments	366	151	—	517
Total Assets	$366	$25,841	$—	$26,207

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Municipal Income
Assets:
Fixed Income Securities
Municipal Bonds	$—	$25,462	$—	$25,462
Short-Term Investments
Investment Company	682	—	—	682
Municipal Bonds	—	50	—	50
Total Short-Term Investments	682	50	—	732
Total Assets	$682	$25,512	$—	$26,194

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Senior Loan
Assets:
Fixed Income Securities
Corporate Bonds	$—	$202	$—	$202
Variable Rate Senior Loan Interests	—	14,164	—	14,164
Total Fixed Income Securities	—	14,366	—	14,366
Short-Term Investment
Investment Company	8,516	—	—	8,516
Total Assets	$8,516	$14,366	$—	$22,882

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$741	$—	$741
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	230	—	230
Agency Fixed Rate Mortgages	—	915	—	915
Asset-Backed Securities	—	82,679	—	82,679
Collateralized Mortgage Obligations - Agency Collateral Series	—	806	—	806
Commercial Mortgage-Backed Securities	—	16,904	—	16,904
Corporate Bonds	—	338,227	—	338,227
Mortgages - Other	—	63,917	—	63,917
Sovereign	—	5,053	—	5,053
Total Fixed Income Securities	—	509,472	—	509,472
Investment Company	22,198	—	—	22,198
Short-Term Investments
Investment Company	8,606	—	—	8,606
U.S. Treasury Securities	—	1,350	—	1,350
Total Short-Term Investments	8,606	1,350	—	9,956
Futures Contracts	414	—	—	414
Total Assets	31,218	510,822	—	542,040
Liabilities:
Futures Contracts	(230)	—	—	(230)
Total	$30,988	$510,822	$—	$541,810

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$6,926	$—	$6,926
Collateralized Mortgage Obligations - Agency Collateral Series	—	6	—	6
Commercial Mortgage-Backed Securities	—	1,855	—	1,855
Corporate Bonds	—	12,409	—	12,409
Mortgages - Other	—	4,154	—	4,154
Sovereign	—	736	—	736
Total Fixed Income Securities	—	26,086	—	26,086
Short-Term Investments
Investment Company	711	—	—	711
U.S. Treasury Security	—	255	—	255
Total Short-Term Investments	711	255	—	966
Foreign Currency Forward Exchange Contracts	—	97	—	97
Futures Contracts	7	—	—	7
Credit Default Swap Agreement	—	23	—	23
Total Assets	718	26,461	—	27,179
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(9)	—	(9)
Futures Contracts	(18)	—	—	(18)
Total Liabilities	(18)	(9)	—	(27)
Total	$700	$26,452	$—	$27,152

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$3,834,822	$—	$3,834,822
Commercial Paper	—	3,455,827	—	3,455,827
Corporate Bonds	—	485,774	—	485,774
Floating Rate Notes	—	2,967,605	—	2,967,605
Repurchase Agreements	—	2,909,000	—	2,909,000
Time Deposit	—	239,000	—	239,000
Total Short-Term Investments	—	13,892,028	—	13,892,028
Total Assets	$—	$13,892,028	$—	$13,892,028

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$76,910	$—	$76,910
Daily Variable Rate Bonds	—	9,500	—	9,500
Closed-End Investment Companies	—	15,400	—	15,400
Floating Rate Note	—	3,000	—	3,000
Quarterly Variable Rate Bonds	—	22,658	—	22,658
Semi-Annual Variable Rate Bond	—	7,201	—	7,201
Commercial Paper	—	24,709	—	24,709
Municipal Bonds & Notes	—	22,444	—	22,444
Total Short-Term Investments	—	181,822	—	181,822
Total Assets	$—	$181,822	$—	$181,822

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.